                                                   Registration Nos. 333-117376
                                                                      811-05301
================================================================================

      As filed with the Securities and Exchange Commission on May 1, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                    Pre-Effective Amendment No.    [  ] [  ]
                    Post-Effective Amendment No.   [10]  [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No.                  [122] [X]

               VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                          AIG LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                One ALICO Plaza
                                600 King Street
                             Wilmington, DE 19801
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
     (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

    It is proposed that the filing will become effective (check appropriate box)

    [ ]immediately upon filing pursuant to paragraph (b)

    [X]on May 1, 2007 pursuant to paragraph (b)

    [ ]60 days after filing pursuant to paragraph (a)(1)

    [ ]on (date) pursuant to paragraph (a)(1)

    If appropriate, check the following box:

    [ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Account I of AIG Life Insurance Company under variable annuity contracts.

================================================================================

                          IMMEDIATE VARIABLE ANNUITY
                              Contract issued by
                          AIG Life Insurance Company
                        through its Variable Account I

                     This prospectus is dated May 1, 2007

This prospectus describes information you should know before you purchase an Immediate Variable Annuity Contract (the "Contract"). On page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and AIG Life Insurance Company ("AIG Life") where you agree to make one Premium Payment to AIG Life and AIG Life agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 31 investment options to which you can allocate your money - 30 variable investment options and one fixed investment option. If your contract is a non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (The Vanguard Group(R) public Mutual Funds), will not be available for you to allocate your money within your contract. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you select a variable Annuity Payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The currently offered variable investment options are Portfolios of Vanguard Variable Insurance Fund(R) ("Vanguard VIF Portfolios") and The Vanguard Group public Mutual Funds ("Vanguard Funds"). Vanguard VIF Portfolios and Vanguard Funds are collectively referred to in this prospectus as the "Funds."

See "Investment Options" on page 7 for a complete list of the variable investment options. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AIG Life representative or from our Administrative Center as shown on page 4 of this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                               TABLE OF CONTENTS



DEFINITIONS................................................................  5
SUMMARY OF THE CONTRACT....................................................  6
   Purpose of the Annuity Contract.........................................  6
   Type of Contract........................................................  7
   Purchase of the Contract................................................  7
   Investment Options......................................................  7
   Expenses................................................................  8
       Sales Charge........................................................  8
       Mortality and Expense Risk Charge...................................  8
       Statutory Premium Tax Charge........................................  8
       Other Expenses......................................................  9
   Right to Examine Period.................................................  9
   Cancellation Rights.....................................................  9
FEE TABLES.................................................................  9
CONDENSED FINANCIAL INFORMATION............................................ 10
INVESTMENT OPTIONS......................................................... 10
   Variable Investment Options............................................. 10
   Fixed Investment Option................................................. 18
EXPENSES................................................................... 19
   Summary of Costs of Investing in the Contracts.......................... 19
   Sales Charge............................................................ 19
   Mortality and Expense Risk Charge....................................... 19
   Statutory Premium Taxes................................................. 20
   Income Taxes............................................................ 20
   Transfer Fee............................................................ 20
   Fund Expenses........................................................... 20
THE CONTRACT............................................................... 20
   General Description..................................................... 20
   Who Should Purchase a Contract.......................................... 21
   About the Contract...................................................... 21
   Purchasing a Contract................................................... 21
   Allocation of Premium................................................... 21
   Right to Examine Period................................................. 22
   Market Timing........................................................... 22
   Restrictions Initiated By the Funds..................................... 23
   Transfers Among Investment Options...................................... 23
       Minimum Transfer Amount............................................. 24
   Effective Date of Transfers Among Variable Investment Options........... 24
   Transfer Requests in Good Order......................................... 24
   Automatic Rebalancing................................................... 25
   Dollar Cost Averaging................................................... 25
   Cancellation Rights..................................................... 25
       Access To Your Money................................................ 26
       Cancellation Of The Contract........................................ 26

       Computing the Cancellation Value.................................... 26
       Taxes............................................................... 27
   Rights Reserved by the Company.......................................... 27
ANNUITY PAYMENTS........................................................... 28
   Generally............................................................... 28
   Annuity Payment Options................................................. 28
   Annuity Units........................................................... 30
   Determination of the Initial Annuity Payment............................ 30
   Impact of Annuitant's Age on Annuity Payments........................... 30
   Impact of Annuitant's Gender on Annuity Payments........................ 30
   Impact of Length of Payment Periods on Annuity Payments................. 31
   Impact of Optional Cancellation Endorsement on Annuity Payments......... 31
   Determination of Subsequent Variable Annuity Payments................... 31
   Assumed Investment Return............................................... 32
ACCESS TO YOUR MONEY....................................................... 33
   Generally............................................................... 33
   Deferment of Payments................................................... 33
DEATH BENEFIT.............................................................. 33
   Death Within Six Months of the Contract Date............................ 33
   Death Prior to Income Start Date........................................ 34
   Death of Contract Owner After the Income Start Date..................... 34
   Death of Annuitant After the Income Start Date.......................... 34
   Designation of Beneficiary.............................................. 35
PERFORMANCE................................................................ 35
TAXES...................................................................... 37
   Introduction............................................................ 37
   Annuity Contracts in General............................................ 37
   Tax Treatment of Distributions -- Qualified Contracts................... 37
   Distributions in General................................................ 37
   Tax Treatment of Distributions -- Non Qualified Contracts............... 40
   Non-Qualified Contracts Owned by Non-Natural Persons.................... 41
   Section 1035 Exchanges.................................................. 41
   Diversification and Investor Control.................................... 41
   Withholding............................................................. 42
OTHER INFORMATION.......................................................... 42
   AIG Life Insurance Company.............................................. 42
   Ownership............................................................... 43
   Voting Privileges....................................................... 43
   Distribution of the Contract............................................ 43
   Legal Proceedings....................................................... 44
FINANCIAL STATEMENTS....................................................... 45
APPENDIX................................................................... 46
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............... 55

CONTACT INFORMATION: Here is how you can contact us about the Immediate Variable Annuity Contracts:



       ADMINISTRATIVE CENTER:                      HOME OFFICE:
       ----------------------              -----------------------------

       (U.S. Mail)                         AIG Life Insurance Company
       AIG Life Insurance Company          One ALICO Plaza
       Annuity Administration Department   600 King Street
       600 King Street (DPEN)              Wilmington, Delaware 19801
       Wilmington, Delaware 19801
       1-877-299-1724

                                  DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment - The series of periodic income payments selected by the Contract Owner.

Annuity Payment Option - The method in which you choose to receive your stream of Annuity Payment(s).

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Contract Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - AIG Life Insurance Company, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on Premium Payments.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                            SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the Statement of Additional Information ("SAI"), and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over or converted from tax-qualified plans such as 401(k) Plans, 403(b) Plans, government 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $10,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 30 of which are currently offered under the Contract. Each of the 30 subaccounts invests exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

The variable investment options currently offered are:

Vanguard Funds



Vanguard 500 Index Fund                Vanguard U.S. Growth Fund
Vanguard Dividend Growth Fund          Vanguard WellingtonTM Fund
Vanguard GNMA Fund                     Vanguard WindsorTM Fund
Vanguard Inflation-Protected           Vanguard LifeStrategy Conservative
  Securities Fund                        Growth Fund
Vanguard Prime Money Market Fund       Vanguard LifeStrategy Growth Fund
Vanguard Small-Cap Growth Index Fund   Vanguard LifeStrategy Income Fund
Vanguard Small-Cap Value Index Fund    Vanguard LifeStrategy Moderate Growth
                                         Fund
Vanguard Total Bond Market Index Fund



The above Vanguard Funds are available to you if your Contract has been issued on a qualified basis.

As of March 4, 2004, Vanguard PRIMECAP Fund was no longer available to new investors. Contract Owners invested in the Fund as of May 2, 2005 may retain the investment but cannot use the account value invested in Vanguard PRIMECAP Fund for any other purpose except to transfer to one of the other currently offered investment options.

As of December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund were no longer offered as investment options under the Contract. As of May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option under the Contract.

Vanguard VIF Portfolios



Vanguard VIF Balanced Portfolio        Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Capital Growth Portfolio  Vanguard VIF Money Market Portfolio
Vanguard VIF Diversified Value         Vanguard VIF REIT Index Portfolio
  Portfolio
Vanguard VIF Equity Income Portfolio   Vanguard VIF Short-Term
                                         Investment-Grade Portfolio
Vanguard VIF Equity Index Portfolio    Vanguard VIF Small Company Growth
                                         Portfolio
Vanguard VIF Growth Portfolio          Vanguard VIF Total Bond Market Index
                                         Portfolio
Vanguard VIF High Yield Bond Portfolio Vanguard VIF Total Stock Market Index
                                         Portfolio
Vanguard VIF International Portfolio



From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable Annuity Payment. The amount of your variable Annuity Payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Sales Charge. We may deduct a one time sales charge from your Premium Payment.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Statutory Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Statutory Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may choose to have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or transfer cash value between investment options. Statutory Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                  Maximum Contract Owner Transaction Expenses



Charge                                                  Amount
------                                   -------------------------------------

Sales Load Imposed on Purchases (as a                4% of premium
  percentage of purchase payments)

Transfer Fee                                       $10 per transfer
                                         (There is no charge for the first 12
                                                       transfers
                                          each Contract year; thereafter, we
                                                      reserve the
                                           right to charge a fee of $10 per
                                                      transfer.)

Statutory Premium Taxes - qualified               0 - 1.0% of premium
  Contracts

Statutory Premium Taxes - non-qualified           0 - 3.5% of premium
  Contracts



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

                       Variable Account Annual Expenses
                  (as a percentage of average account value)



      Charge                                                       Amount
      ------                                                       ------
      Maximum Mortality and Expense Risk Fees                       1.25%
         Total Variable Account Annual Expenses                     1.25%



The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2006. Current and future expenses for the Funds may be higher or lower than those shown.

                         Annual Fund Fees and Expenses
           (as a percentage of average daily variable account value)



    Charge                                                  Maximum Minimum
    ------                                                  ------- -------
    Total Annual Fund Operating Expenses (expenses that      0.58%   0.14%
    are deducted from Fund assets include management fees, distribution (12b-1) fees, and other expenses)



Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

                        CONDENSED FINANCIAL INFORMATION

As of the fiscal year ended December 31, 2006, there were no outstanding accumulation unit values.

                              INVESTMENT OPTIONS

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

    . Vanguard 500 Index Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term capital appreciation and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically, but not always, will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

    . Vanguard GNMA Fund seeks to provide a moderate level of current income. The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. Securities issued by most other
       U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U. S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

    . Vanguard Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

    . Vanguard Prime Money Market Fund seeks to provide current income while maintaining liquidity and a stable share price of $1. The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less.

    . Vanguard Small-Cap Growth Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard Small-Cap Value Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the MSCI (R) US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard Total Bond Market Index Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs a "passive management"-or indexing- strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by "sampling" the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

    . Vanguard U.S. Growth Fund seeks to provide long-term capital appreciation. The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Fund uses multiple investment advisors.

    . Vanguard Wellington Fund seeks to provide long-term capital appreciation and reasonable current income. The Fund invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Fund assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

    . Vanguard Windsor Fund seeks to provide long-term capital appreciation and income. The Fund invests mainly in mid- and large-capitalization companies whose stocks are considered by the Fund's advisors to be undervalued. Undervalued stocks are generally those that are out of favor with investors and, that the advisors feel, are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

    . Vanguard LifeStrategy Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 40% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.

    . Vanguard LifeStrategy Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds.

    . Vanguard LifeStrategy Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 20% to common stocks.

    . Vanguard LifeStrategy Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds.

Each Fund is part of The Vanguard Group, Inc. ("Vanguard"), a family of 36 investment companies with more than 140 investment portfolios holding assets in excess of $1 trillion. Vanguard serves as the investment advisor to Vanguard 500 Index Fund, Vanguard Inflation-Protected Securities Fund, Vanguard Prime Money Market Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Total Bond Market Index Fund. Vanguard manages these funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain of the funds employ external advisors. AllianceBernstein L.P. and William Blair & Company, LLC. serve as advisors to Vanguard U.S. Growth Fund. Wellington Management Company, LLP serves as advisor to Vanguard Dividend Growth Fund, Vanguard GNMA Fund, and Vanguard Wellington Fund. Wellington Management Company, LLP and Sanford C. Bernstein & Co., LLC serve as advisors to Vanguard Windsor Fund. The LifeStrategy Funds receive advisory services indirectly by investing in other Vanguard funds. The LifeStrategy Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees and expenses, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective and strategies of each of the Portfolios available under the Contract. There is no assurance that any of these portfolios will achieve its stated objective.

    . Vanguard VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, and mortgage-backed securities.

    . Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

    . Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

    . Vanguard VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio uses multiple investment advisors.

    . Vanguard VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management" -or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in large-capitalization stock of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

    . Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as "junk bonds" - with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc.; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B, or the equivalent, convertible securities, and preferred stocks. High-yield bonds mostly have short- and intermediate-term maturities.

    . Vanguard VIF International Portfolio seeks to provide long-term capital appreciation. The portfolio invests predominantly in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential. The Portfolio uses multiple investment advisors.

    . Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management"
       - or indexing - investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

    . Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the MSCI U.S. REIT Index ("Index"). The Portfolio invests in stocks that make up the Index; the remaining assets are allocated to cash investments.

    . Vanguard VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or by another independent rating agency; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's). The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

    . Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio uses multiple investment advisors.

    . Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a "passive management"-or indexing-investment approach designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

    . Vanguard VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the Standard & Poor's (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds- Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of all the
       U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

Vanguard serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short-Term Investment-Grade Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in another Vanguard fund and Vanguard VIF Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co., LLC serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                   EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

    .  Maximum sales loads or sales charges: 4.00% of premium

    .  No annual Contract maintenance charge

    . No current fee to exchange money among the Subaccounts (after the first 12 transfers each contract year we reserve the right to charge a fee of $10 per transfer)

    . Maximum Annual Mortality and Expense Risk Charge: 1.25% of average daily net assets

    . Fees and expenses paid by the Funds which ranged from 0.14% to 0.58% in the fiscal year ended December 31, 2006

Sales Charge

We will deduct a maximum of 4.0% of your Premium Payment as a sales charge. The value of your Premium Payment (or "net" Premium Payment), after the sales charge and Statutory Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable income payments. AIG Life receives the sales charge to cover sales expenses, including commissions.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. The maximum rate we will charge is 1.25%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. Statutory Premium Taxes currently imposed on the Contract by various states range from 0% to 1% of premium for qualified Contracts and from 0% to 3.5% of premium for non qualified Contracts. In addition, some local governments may also levy a Statutory Premium Tax. These taxes are deducted from your Premium Payment upon its receipt by the Company.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum Fund expenses are described in the fee table contained in the prospectus.

                                 THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. The Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $10,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to the Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it, and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Vanguard VIF Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Vanguard VIF Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to us at AIG Life Insurance Company, Attention: Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer. Any portion of your initial net Premium Payment that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Contract Owners;

    .  interference with the efficient management of the Fund's portfolio; and

    .  increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

    . an exchange out of a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

    . an exchange into a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

    . exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of your Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, you may incur a $10 charge for each transfer in excess of 12 each Contract year.

Restrictions Initiated By the Funds

The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Contract Owner. We will follow the Fund's instructions. The availability of transfers from any variable investment option offered under the Contract is unaffected by the Fund's policies and procedures.

Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable Annuity Payments can be changed by transfers of Fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

(A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

(B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

(C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Transfer Requests in Good Order

We will accept the Contract Owner's instructions to transfer values in the Contract Owner's investment options, contingent upon the Contract Owner providing us with transfer requests in good order. This means that the Contract Owners' requests must be accompanied by sufficient detail to enable us to transfer assets properly.

If we receive a transfer request and it is not in good order, the transfer will not be completed until we receive all necessary information.

We will attempt to make a Contract Owner's request in good order for up to five business days following its receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is cancelled.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You may have the right to cancel your Contract if your Contract includes a Cancellation Endorsement, subject to the provisions below. Otherwise, the cancellation rights described in this section do not apply to you. If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

The Contract is designed to meet long-term financial goals and is not suitable as a short-term investment. If you are concerned that you may need to cancel the Contract within six months, you should consider selecting the Cancellation Endorsement for your Contract. However, since selecting the Cancellation Endorsement will lower your Annuity Payments, if you do not anticipate a need to cancel your Contract, you should not select the Cancellation Endorsement.

Access To Your Money. If you are the Annuitant, you may access your money by receiving your scheduled Annuity Payments. If your Contract includes a Cancellation Endorsement, you, as Contract Owner, may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If your Contract includes a Cancellation Endorsement, and if the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six
(6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

    . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

    . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

    .  Reflect a change in the variable account or any subaccount thereunder;

    .  Create new variable accounts;

    . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

    . Transfer any assets in any subaccount in the variable account to another variable account;

    . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

    . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

    . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

    . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

    .  Make any changes to comply with the rules of any Fund.

                               ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91st birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

    . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

    . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

    . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

    . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

    . If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement.

    . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of his or her current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your

Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

    .  Option 1 - Life Annuity

       Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

    .  Option 2 - Life Annuity With A Guaranteed Number of Years

       Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

    .  Option 3 - Joint and Survivor Annuity

       Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive. However, the amount of the remaining Annuity Payments will be either equal to or less than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

    .  Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

       Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

    . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

    . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

    . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

    . the portion of the premium allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

    .  the age and gender of the Annuitant (and Joint Annuitant, if any);

    .  the Annuity Payment Option selected;

    .  the frequency of Annuity Payments;

    .  the deduction of applicable Statutory Premium Taxes; and

    .  the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Impact of Optional Cancellation Endorsement on Annuity Payments

If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

    .  If value is transferred from one investment option to another.

    . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

    . If you allocated a portion of your premium to variable annuity income, then you invested this premium into the annuity investment options available and selected an AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

    . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

    . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

    . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

    . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                             ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Partial withdrawals are not permitted under this prospectus.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

    .  the NYSE is closed other than weekend and holiday closings;

    .  trading on the NYSE is restricted;

    . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

    .  the SEC by order so permits for the protection of investors.

                                 DEATH BENEFIT

Death Within Six Months of the Contract Date

If your Contract includes a Cancellation Endorsement, and the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, die within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by:

    . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

    . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. Note:
If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

This feature may not be available in all states; please consult your contract to determine if it is available.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

    .  Annuity Payment Option 3 - Joint and Survivor Annuity; or

    . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

    .  Annuity Payment Option 1 - Life Annuity; or

    .  Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of
       Years.

See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

    (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

    (2) other variable annuity variable accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

    (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

    (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                     TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

    .  Individual Retirement Annuities;

    . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

    .  Keogh Plans; and

    . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions in General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income. This additional tax in general does not apply:

    . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

    .  where the taxpayer is age 59 1/2 or older;

    .  where payment is made on account of death;

    .  where the payment is made on account of the taxpayer's disability;

    . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

    .  in some cases, upon separation from service on or after age 55; or

    .  certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. These rules do not apply to a Roth IRA.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions

In years prior to 2010, if you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

Tax Treatment of Distributions - Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

    .  the taxpayer is age 59 1/2 or older;

    .  the payment is made on account of death;

    .  the payment is made on account of the taxpayer's disability;

    . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

    . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium,
       (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

    .  or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the Owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                               OTHER INFORMATION

AIG Life Insurance Company

AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. AIG Life's home office address is 600 King Street (DPEN), Wilmington, Delaware 19801. AIG Life was incorporated in 1962. AIG Life is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AIG Life and its affiliates.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our Contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Ownership

This prospectus describes a single premium immediate variable annuity Contract. You, as the owner of a Contract, are entitled to all the rights and privileges of ownership.

Voting Privileges

We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) the corresponding value invested in that Fund divided by (b) the net asset value of one share of that fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Variable Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to Funds allocated to the fixed investment option.

We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at 2727-A Allen

Parkway, 2-G7, Houston, Texas 77019. AGESC is a Delaware corporation and an affiliate of AIG Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AIG Life Insurance Company's other variable accounts and for the variable accounts of certain AIG Life Insurance Company affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AIG Life Insurance Company may pay commissions of no more than 6% of each Premium Payment to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

AIG Life Insurance Company is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life Insurance Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life Insurance Company's results of operations and financial position.

The principal underwriter and distributor of the Policies, American General Equity Services Corporation ("AGESC"), offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

On February 9, 2006, AIG, the parent company and an affiliated person of AIG Life, the Variable Account and its principal underwriter, AGESC, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AIG Life, the Variable

Account I and AGESC, received a temporary order from the SEC pursuant to
Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AIG Life, the Variable Account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                             FINANCIAL STATEMENTS

The Financial Statements of AIG Life and the Variable Account can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, (DPEN), Wilmington, Delaware, 19801, Attn: Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.03%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.03%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the maximum daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 0.28% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.28%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.28% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.53%. The following tables include one set of illustrations showing Annuity Payments without the optional Cancellation Endorsement and one set of illustrations showing Annuity Payments with the optional Cancellation Endorsement.

Two sets of tables follow - one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant assumed rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $656.73

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $596.21

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                   Gross
                            --------------------------------------------------
                             0.00%   5.03%   6.00%   8.00%   10.00%    12.00%
                            ------  ------  ------  ------  --------  --------
                                                    Net
Payment   Calendar Attained --------------------------------------------------
Year       Year     Year    -1.53%   3.50%   4.47%   6.47%    8.47%    10.47%
-------   -------- -------- ------  ------  ------  ------  --------  --------
       1   2007      65     569.21  569.21  569.21  569.21    569.21    569.21
       2   2008      66     541.57  569.21  574.56  585.56    596.56    607.56
       3   2009      67     515.26  569.21  579.97  602.38    625.23    648.50
       4   2010      68     490.24  569.21  585.42  619.69    655.27    692.19
       5   2011      69     466.43  569.21  590.93  637.49    686.76    738.82
      10   2016      74     363.64  569.21  619.24  734.48    868.39  1,023.59
      15   2021      79     283.51  569.21  648.91  846.21  1,098.07  1,418.12
      20   2026      84     221.03  569.21  680.00  974.95  1,388.49  1,964.71



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $656.73

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $328.37. The monthly guaranteed payment of $328.37 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                   Gross
                            --------------------------------------------------
                              0.00%   5.03%   6.00%   8.00%    10.00%    12.00%
                            ------  ------  ------  ------  --------  --------
                                                    Net
Payment   Calendar Attained --------------------------------------------------
Year       Year     Year     -1.53%   3.50%   4.47%   6.47%     8.47%    10.47%
-------   -------- -------- ------  ------  ------  ------  --------  --------
       1     2007       65  612.97  612.97  612.97  612.97    612.97    612.97
       2     2008       66  599.15  612.97  615.65  621.15    626.65    632.15
       3     2009       67  586.00  612.97  618.35  629.56    640.98    652.61
       4     2010       68  573.48  612.97  621.08  638.21    656.00    674.46
       5     2011       69  561.58  612.97  623.83  647.11    671.74    697.78
      10     2016       74  510.19  612.97  637.98  695.60    762.56    840.16
      15     2021       79  470.12  612.97  652.82  751.47    877.40  1,037.42
      20     2026       84  438.88  612.97  668.37  815.84  1,022.61  1,310.72



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $615.97

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $527.32

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                   Gross
                            --------------------------------------------------
                              0.00%   5.03%   6.00%   8.00%    10.00%    12.00%
                            ------  ------  ------  ------  --------  --------
                                                    Net
Payment   Calendar Attained --------------------------------------------------
Year       Year     Year     -1.53%   3.50%   4.47%   6.47%     8.47%    10.47%
-------   -------- -------- ------  ------  ------  ------  --------  --------
       1     2007       65  527.32  527.32  527.32  527.32    527.32    527.32
       2     2008       66  501.71  527.32  532.28  542.47    552.66    562.85
       3     2009       67  477.34  527.32  537.28  558.05    579.21    600.77
       4     2010       68  454.16  527.32  542.34  574.08    607.05    641.25
       5     2011       69  432.10  527.32  547.44  590.58    636.22    684.45
      10     2016       74  336.88  527.32  573.67  680.42    804.49    948.26
      15     2021       79  262.65  527.32  601.15  783.94  1,017.26  1,313.75
      20     2026       84  204.77  527.32  629.96  903.20  1,286.31  1,820.12



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $615.97

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $307.99. The monthly guaranteed payment of $307.99 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                    Gross
                              ------------------------------------------------
                                0.00%   5.03%   6.00%   8.00%  10.00%    12.00%
                              ------  ------  ------  ------  ------  --------
                                                     Net
Payment    Calendar  Attained ------------------------------------------------
Year         Year     Year     -1.53%   3.50%   4.47%   6.47%   8.47%    10.47%
-------    --------  -------- ------  ------  ------  ------  ------  --------
        1      2007       65  571.65  571.65  571.65  571.65  571.65    571.65
        2      2008       66  558.84  571.65  574.12  579.22  584.31    589.41
        3      2009       67  546.66  571.65  576.63  587.01  597.59    608.37
        4      2010       68  535.07  571.65  579.15  595.03  611.51    628.61
        5      2011       69  524.04  571.65  581.70  603.27  626.09    650.21
       10      2016       74  476.43  571.65  594.82  648.20  710.23    782.12
       15      2021       79  439.31  571.65  608.56  699.95  816.61    964.86
       20      2026       84  410.37  571.65  622.96  759.58  951.14  1,218.04



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $654.49

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $567.30

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                   Gross
                            --------------------------------------------------
                              0.00%   5.03%   6.00%   8.00%    10.00%    12.00%
                            ------  ------  ------  ------  --------  --------
                                                    Net
Payment   Calendar Attained --------------------------------------------------
Year       Year     Year     -1.53%   3.50%   4.47%   6.47%     8.47%    10.47%
-------   -------- -------- ------  ------  ------  ------  --------  --------
       1     2007       65  567.30  567.30  567.30  567.30    567.30    567.30
       2     2008       66  539.75  567.30  572.63  583.60    594.56    605.52
       3     2009       67  513.53  567.30  578.02  600.36    623.13    646.32
       4     2010       68  488.59  567.30  583.46  617.61    653.07    689.86
       5     2011       69  464.86  567.30  588.94  635.35    684.45    736.34
      10     2016       74  362.42  567.30  617.16  732.01    865.48  1,020.16
      15     2021       79  282.56  567.30  646.73  843.37  1,094.38  1,413.36
      20     2026       84  220.29  567.30  677.72  971.68  1,383.83  1,958.11



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $654.49

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $327.25. The monthly guaranteed payment of $327.25 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                   Gross
                            --------------------------------------------------
                              0.00%   5.03%   6.00%   8.00%    10.00%    12.00%
                            ------  ------  ------  ------  --------  --------
                                                    Net
Payment  Calendar Attained  --------------------------------------------------
Year      Year      Year     -1.53%   3.50%   4.47%   6.47%     8.47%    10.47%
-------  -------- --------  ------  ------  ------  ------  --------  --------
      1     2007        65  610.90  610.90  610.90  610.90    610.90    610.90
      2     2008        66  597.12  610.90  613.56  619.04    624.52    630.01
      3     2009        67  584.01  610.90  616.26  627.43    638.81    650.40
      4     2010        68  571.54  610.90  618.97  636.05    653.78    672.18
      5     2011        69  559.68  610.90  621.72  644.92    669.47    695.42
     10     2016        74  508.46  610.90  635.83  693.25    759.98    837.32
     15     2021        79  468.52  610.90  650.61  748.93    874.44  1,033.92
     20     2026        84  437.39  610.90  666.10  813.08  1,019.16  1,306.30



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $614.16

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $525.80

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                   Gross
                            --------------------------------------------------
                              0.00%   5.03%   6.00%   8.00%    10.00%    12.00%
                            ------  ------  ------  ------  --------  --------
                                                    Net
Payment  Calendar Attained  --------------------------------------------------
Year      Year      Year     -1.53%   3.50%   4.47%   6.47%     8.47%    10.47%
-------  -------- --------  ------  ------  ------  ------  --------  --------
      1     2007        65  525.80  525.80  525.80  525.80    525.80    525.80
      2     2008        66  500.26  525.80  530.74  540.91    551.07    561.23
      3     2009        67  475.97  525.80  535.74  556.44    577.55    599.04
      4     2010        68  452.85  525.80  540.77  572.43    605.30    639.40
      5     2011        69  430.86  525.80  545.86  588.87    634.38    682.48
     10     2016        74  335.91  525.80  572.01  678.46    802.17    945.53
     15     2021        79  261.89  525.80  599.42  781.68  1,014.33  1,309.97
     20     2026        84  204.18  525.80  628.14  900.60  1,282.60  1,814.87



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $614.16

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $307.08. The monthly guaranteed payment of $307.08 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                    Gross
                              ------------------------------------------------
                                0.00%   5.03%   6.00%   8.00%  10.00%    12.00%
                              ------  ------  ------  ------  ------  --------
                                                     Net
Payment   Calendar   Attained ------------------------------------------------
Year        Year      Year     -1.53%   3.50%   4.47%   6.47%   8.47%    10.47%
-------   ---------  -------- ------  ------  ------  ------  ------  --------
       1       2007       65  569.98  569.98  569.98  569.98  569.98    569.98
       2       2008       66  557.21  569.98  572.45  577.53  582.61    587.69
       3       2009       67  545.06  569.98  574.95  585.30  595.85    606.60
       4       2010       68  533.51  569.98  577.47  593.29  609.73    626.78
       5       2011       69  522.51  569.98  580.01  601.52  624.27    648.32
      10       2016       74  475.04  569.98  593.09  646.31  708.16    779.84
      15       2021       79  438.02  569.98  606.79  697.92  814.24    962.06
      20       2026       84  409.17  569.98  621.15  757.38  948.38  1,214.52



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



GENERAL INFORMATION........................................................ 3
   AIG Life................................................................ 3
   Variable Account I...................................................... 3

SERVICES................................................................... 3

DISTRIBUTION OF THE CONTRACTS.............................................. 4

CONTRACT PROVISIONS........................................................ 5
   Variable Annuity Income Payments........................................ 5
   Annuity Unit Value...................................................... 5
   Net Investment Factor................................................... 6
   Misstatement of Age or Gender........................................... 6
   Evidence of Survival.................................................... 7

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................. 7
   Gender Neutral Policies................................................. 7
   Our General Account..................................................... 7

MATERIAL CONFLICTS......................................................... 7

FINANCIAL STATEMENTS....................................................... 8
   Separate Account Financial Statements................................... 8
   AIG Life Financial Statements........................................... 8
   Incorporation of AIG Financial Statements............................... 8

INDEX TO FINANCIAL STATEMENTS.............................................. 9
   Variable Account I Financial Statements................................. 9
   AIG Life Financial Statements........................................... 9

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

 [LOGO OF AIG(R) AMERICAN GENERAL]                             PRIVACY NOTICE

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

..   Our Employees, Representatives, Agents, and Selected Third Parties may
    collect Nonpublic Personal Information about you, including information:

   - Given to us on applications or other forms;

   - About transactions with us, our affiliates, or third parties;

   - From others, such as credit reporting agencies, employers, and federal and state agencies.

..   The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

..   We restrict access to Nonpublic Personal Information to those Employees,
    Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

..   We have policies and procedures that direct our Employees, Representatives,
    Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

..   We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

..   We do not share Nonpublic Personal Information about you except as allowed by law.

..   We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

    (i)Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties, as permitted by law; or

   (ii)other organizations with which we have joint marketing agreements as permitted by law.

..   The types of companies and persons to whom we may disclose Nonpublic
    Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

..   We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

..   Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

..   You will be notified if our privacy policy changes.

..   Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS GIVEN TO YOU FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd, American General Assurance Company, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2007 American International Group, Inc. All rights reserved.

 AGLC0375                                                             Rev0207

[LOGO OF AIG(R) AMERICAN GENERAL]

For additional information about the Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2007. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware 19801, Attention: Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Immediate Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street N.E., Washington, D.C. 20549.

Contracts issued by:
AIG Life Insurance Company
A member company of American International Group, Inc.
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

Immediate Variable Annuity
Contract Form Number 16IVIA0403

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by AIG Life Insurance Company ("AIG Life") are its responsibility. AIG Life is responsible for its own financial condition and contractual obligations. AIG Life does not solicit business in the state of New York. The Contracts are not available in all states.

                                [LOGO OF IMSA]
                  INSURANCE MARKETPLACE STANDARDS ASSOCIATION
 Membership in IMSA applies only to AIG Life Insurance Company and not to its products.
                            ICA File No. 811-05301

(C) 2007 American International Group, Inc. All rights reserved.

                          AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I

                      IMMEDIATE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                          AIG LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                            600 KING STREET (DPEN)
                             WILMINGTON, DE 19801

                           TELEPHONE: 1-877-299-1724

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2007

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for AIG Life Insurance Company Variable Account I (the "Separate Account" or "Variable Account I") dated May 1, 2007, describing the immediate variable annuity contract for individuals (the "Contract" or "Contracts"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................ 3

   AIG Life................................................................ 3
   Variable Account I...................................................... 3

SERVICES................................................................... 3

DISTRIBUTION OF THE CONTRACTS.............................................. 4

CONTRACT PROVISIONS........................................................ 5

   Variable Annuity Income Payments........................................ 5
   Annuity Unit Value...................................................... 5
   Net Investment Factor................................................... 6
   Misstatement of Age or Gender........................................... 6
   Evidence of Survival.................................................... 7

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................. 7

       Gender Neutral Policies............................................. 7
       Our General Account................................................. 7

MATERIAL CONFLICTS......................................................... 7

FINANCIAL STATEMENTS....................................................... 8

   Separate Account Financial Statements................................... 8
   AIG Life Financial Statements........................................... 8
   Incorporation of AIG Financial Information.............................. 8

INDEX TO FINANCIAL STATEMENTS.............................................. 9
   Variable Account I Financial Statements................................. 9
   AIG LifeFinancial Statements............................................ 9

                              GENERAL INFORMATION

AIG Life

   We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AIG Life and its affiliates.

   AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Variable Account I

   We hold the Fund shares in the subaccounts of Variable Account I in which any of your single premium payment is invested. Variable Account I is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

   For record keeping and financial reporting purposes, Variable Account I is divided into 123 separate subaccounts, 30 of which are available under the Contracts offered by the prospectuses as variable investment options. All of these 30 subaccounts, and the remaining 97 subaccounts, are offered under other AIG Life contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

   The assets in Variable Account I are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Contracts. AIG Life is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

                                   SERVICES

   AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AIG Life paid AIG for these services $766,851, $831,348 and $1,473,348, respectively.

   In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AIG Life paid AGLC for these services $40,362,369, $30,831,012, and $25,846,530, respectively.

   In 2003, AIG Life entered into a services agreement with The Vanguard Group, Inc. ("Vanguard"), a Pennsylvania corporation. Vanguard is an affiliate of the Vanguard Variable Insurance Fund and the Vanguard Public Mutual Funds. Under the services agreement, Vanguard provides administrative services to AIG Life. Those services include, but are not limited to, processing of applications, processing of client service requests, and printing and delivery of contract prospectuses and other marketing materials. During 2006, 2005 and 2004, AIG
Life paid Vanguard for these services $1,717,694.51, $912,215.09, and $715,341.92, respectively. These payments to Vanguard do not result in any additional charges under the Contracts that are not described in the prospectus.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE CONTRACTS

   American General Equity Services Corporation ("AGESC"), 2727-A Allen Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   The Contracts are offered on a continuous basis.

   Under certain circumstances, the Contracts will be offered directly to participants and AIG Life may not pay any commission to entities that sell the Contracts. In such cases, payments may be made for services not directly related to the sale of the Contracts. Such services include establishment of administrative arrangements, recruitment and training of personnel, distribution and production of promotional literature, and similar services.

   Under other circumstances, the Contracts will be offered through individuals who will be licensed by State insurance authorities as agents of AIG Life. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AIG Life, or (2) other broker-dealer firms, which are not affiliated with AIG Life. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

   When AIG Life compensates broker-dealers that sell the Contracts, it pays according to one or more compensation schedules. Commissions are generally expected to be no greater than 6% of Premium Payments that Contract Owners make.

   AIG Life has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the prospectus.

                              CONTRACT PROVISIONS

Variable Annuity Income Payments

   A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each Variable Annuity Payment determined by our currently used rate factor and the Annuity Unit Values.

Annuity Unit Value

   The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Unit Value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

   (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit Value is being determined; and

   (b)   is the Assumed Investment Return for such Valuation Period.

   The Assumed Investment Return adjusts for the rate of return assumed in determining the first Variable Annuity Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

   The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by
(b) and subtracting (c) from the result, where:

  (a)  is equal to:

       (i) the net asset value per share of the underlying Fund held in the subaccount determined at the end of that Valuation Period, plus

      (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

     (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

  (b)  is equal to:

       (i) the net asset value per share of the underlying Fund held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

      (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

  (c) is equal to the mortality and expense risk charge rate for the Valuation Period.

   The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

   We will require proof of the age and gender of the Annuitant before making any Annuity Payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future Annuity Payments until we are repaid in full.

Evidence of Survival

   If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

   Gender Neutral Policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

   Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an underlying Fund changes; or

   . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2006 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2006 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

   The balance sheets of AIG Life at December 31, 2006 and 2005 and the related statements of income, shareholders' equity, cash flows and comprehensive income for the three years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Incorporation of AIG Financial Information

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2006, File No. 001-08787, filed on March 1, 2007, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Contracts.

                                                                      Page
                                                                      ----
I.  Variable Account I Financial Statements
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.................................................... VA I - 1
Statement of Net Assets as of December 31, 2006...................... VA I - 2
Statement of Operations for the year ended December 31, 2006......... VA I - 4
Statement of Changes in Net Assets for the years ended December 31,
  2006 and 2005...................................................... VA I - 6
Notes to Financial Statements........................................ VA I - 30

                                                                      Page
                                                                      ----
II. AIG Life Financial Statements
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm....................................................  2
Balance Sheets as of December 31, 2006 and 2005......................  3
Statements of Income for the years ended December 31, 2006, 2005 and
  2004...............................................................  5
Statements of Shareholder's Equity for the years ended December 31,
  2006, 2005 and 2004................................................  6
Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004...........................................................  7
Statements of Comprehensive Income for the years ended December 31,
  2006, 2005 and 2004................................................  9
Notes to Financial Statements........................................  10

[LOGO OF AIG(R) AMERICAN GENERAL]

                                                             Variable Account I
                                                               Variable Annuity

                                                                           2006

                                                                  Annual Report

                                                              December 31, 2006

                                                     AIG Life Insurance Company
                         A member company of American International Group, Inc.

[LOGO OF PRICEWATERHOUSECOOPERS LLP]

                                                      PricewaterhouseCoopers LLP
                                                      1201 Louisiana
                                                      Suite 2900
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356 4000
                                                      Facsimile (713) 356 4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and Contract Owners of AIG Life Insurance Company Variable Account I

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts of AIG Life Insurance Company Variable Account I (the "Separate Account") listed in Note A at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 6, 2007

                                   VA I - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2006

                                                                                                      Net assets
                       Investment    Due from (to) AIG              Contract owners Contract owners attributable to
                     securities - at  Life Insurance                   - annuity    - accumulation  contract owner
Sub-accounts           fair value         Company       Net Assets     reserves        reserves        reserves
------------         --------------- ----------------- ------------ --------------- --------------- ---------------
AIM V.I. Capital
  Appreciation Fund
  - Series I          $    827,751        $    (1)     $    827,750    $ 16,847      $    810,903    $    827,750
AIM V.I.
  International
  Growth Fund -
  Series I               1,067,164             (1)        1,067,163          --         1,067,163       1,067,163
AllianceBernstein
  Americas
  Government Income
  Portfolio - Class
  A                     31,982,340             --        31,982,340      40,355        31,941,985      31,982,340
AllianceBernstein
  Balanced Shares
  Portfolio - Class
  A                    147,896,641             (1)      147,896,640     111,055       147,785,585     147,896,640
AllianceBernstein
  Global Bond
  Portfolio - Class
  A                     14,545,718             (1)       14,545,717         423        14,545,294      14,545,717
AllianceBernstein
  Global Dollar
  Government
  Portfolio - Class
  A                     21,073,986             --        21,073,986      11,010        21,062,976      21,073,986
AllianceBernstein
  Global Technology
  Portfolio - Class
  A                     44,722,827             --        44,722,827      98,814        44,624,013      44,722,827
AllianceBernstein
  Global Technology
  Portfolio - Class
  B                     20,460,605             --        20,460,605      13,559        20,447,046      20,460,605
AllianceBernstein
  Growth and Income
  Portfolio - Class
  A                    185,089,805             (1)      185,089,804     377,259       184,712,545     185,089,804
AllianceBernstein
  Growth and Income
  Portfolio - Class
  B                    182,633,686             --       182,633,686     218,882       182,414,804     182,633,686
AllianceBernstein
  Growth Portfolio
  - Class A             65,472,131             --        65,472,131      41,379        65,430,752      65,472,131
AllianceBernstein
  Growth Portfolio
  - Class B             44,620,149             --        44,620,149       1,569        44,618,580      44,620,149
AllianceBernstein
  High Yield
  Portfolio - Class
  A                     28,637,395             --        28,637,395          --        28,637,395      28,637,395
AllianceBernstein
  International
  Growth Portfolio
  - Class A             45,278,059             --        45,278,059      31,803        45,246,256      45,278,059
AllianceBernstein
  International
  Research Growth
  Portfolio - Class
  A                     55,966,004             --        55,966,004     106,560        55,859,444      55,966,004
AllianceBernstein
  International
  Value Portfolio -
  Class A               59,345,027              1        59,345,028          --        59,345,028      59,345,028
AllianceBernstein
  Large Cap Growth
  Portfolio - Class
  A                    111,670,950             (1)      111,670,949     345,337       111,325,612     111,670,949
AllianceBernstein
  Large Cap Growth
  Portfolio - Class
  B                     65,273,905              1        65,273,906     122,758        65,151,148      65,273,906
AllianceBernstein
  Money Market
  Portfolio - Class
  A                     18,099,003         62,669        18,161,672      15,627        18,146,045      18,161,672
AllianceBernstein
  Money Market
  Portfolio - Class
  B                     14,120,837         45,401        14,166,238          --        14,166,238      14,166,238
AllianceBernstein
  Real Estate
  Investment
  Portfolio - Class
  A                     50,198,500              1        50,198,501     208,275        49,990,226      50,198,501
AllianceBernstein
  Small Cap Growth
  Portfolio - Class
  A                     41,296,528              1        41,296,529      69,842        41,226,687      41,296,529
AllianceBernstein
  Small/Mid Cap
  Value Portfolio -
  Class A               55,423,221             --        55,423,221     196,896        55,226,325      55,423,221
AllianceBernstein
  U.S.
  Government/High
  Grade Securities
  Portfolio - Class
  A                     62,173,275             --        62,173,275     120,344        62,052,931      62,173,275
AllianceBernstein
  U.S.
  Government/High
  Grade Securities
  Portfolio - Class
  B                      2,819,432             (1)        2,819,431          --         2,819,431       2,819,431
AllianceBernstein
  U.S. Large Cap
  Blended Style
  Portfolio - Class
  B                      3,093,778              1         3,093,779      28,489         3,065,290       3,093,779
AllianceBernstein
  Utility Income
  Portfolio - Class
  A                     49,195,848             --        49,195,848      18,219        49,177,629      49,195,848
AllianceBernstein
  Value Portfolio -
  Class B               76,756,159             (1)       76,756,158     327,357        76,428,801      76,756,158
BlackRock Basic
  Value V.I. Fund -
  Class I                6,374,606             --         6,374,606       5,669         6,368,937       6,374,606
BlackRock Bond V.I.
  Fund - Class I           298,309          1,133           299,442          --           299,442         299,442
BlackRock Money
  Market V.I. Fund
  - Class I                440,936             --           440,936          --           440,936         440,936
BlackRock Global
  Allocation V.I.
  Fund - Class I         2,061,234             --         2,061,234          --         2,061,234       2,061,234
BlackRock Global
  Growth V.I. Fund
  - Class I                649,705             (1)          649,704          --           649,704         649,704
BlackRock High
  Income V.I. Fund
  - Class I                418,800          2,760           421,560          --           421,560         421,560
BlackRock
  International
  Value V.I. Fund -
  Class I                2,500,221             --         2,500,221          --         2,500,221       2,500,221
BlackRock Large Cap
  Core V.I. Fund -
  Class I                1,953,944              1         1,953,945       5,352         1,948,593       1,953,945
BlackRock Large Cap
  Growth V.I. Fund
  - Class I                940,900             --           940,900          --           940,900         940,900
BlackRock Utilities
  and
  Telecommunications
  V.I. Fund - Class
  I                        596,140             --           596,140          --           596,140         596,140
BlackRock Value
  Opportunities
  V.I. Fund - Class
  I                      2,264,468             --         2,264,468          --         2,264,468       2,264,468
Delaware VIP
  Balanced Series -
  Standard class           914,165             --           914,165          --           914,165         914,165
Delaware VIP
  Capital Reserves
  Series - Standard
  class                    155,062            191           155,253          --           155,253         155,253
Delaware VIP Cash
  Reserve Series -
  Standard class           249,760            330           250,090          --           250,090         250,090
Delaware VIP Growth
  Opportunities
  Series - Standard
  class                    980,417             (1)          980,416          --           980,416         980,416
Delaware VIP High
  Yield Series -
  Standard class           483,606             --           483,606          --           483,606         483,606
Delaware VIP Value
  Series - Standard
  class                  4,695,829             --         4,695,829      22,470         4,673,359       4,695,829
Dreyfus Stock Index
  Fund, Inc. -
  Initial shares         5,279,025             --         5,279,025      50,625         5,228,400       5,279,025
Dreyfus VIF Small
  Company Stock
  Portfolio -
  Initial shares           832,800             --           832,800          --           832,800         832,800
Fidelity VIP Asset
  Manager Portfolio
  - Initial Class        4,266,167             --         4,266,167      19,282         4,246,885       4,266,167
Fidelity VIP
  Contrafund
  Portfolio -
  Initial Class          2,837,911             (1)        2,837,910      27,410         2,810,500       2,837,910
Fidelity VIP Growth
  Portfolio -
  Initial Class          3,258,301             --         3,258,301      25,023         3,233,278       3,258,301
Fidelity VIP High
  Income Portfolio
  - Initial Class          729,230             --           729,230          --           729,230         729,230

                            See accompanying notes.

                                   VA I - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2006

                                                                                                          Net assets
                            Investment    Due from (to) AIG             Contract owners Contract owners attributable to
                          securities - at  Life Insurance                  - annuity    - accumulation  contract owner
Sub-accounts                fair value         Company      Net Assets     reserves        reserves        reserves
------------              --------------- ----------------- ----------- --------------- --------------- ---------------
Fidelity VIP Investment
  Grade Bond Portfolio -
  Initial Class             $ 1,635,503          $--        $ 1,635,503   $   52,720      $ 1,582,783     $ 1,635,503
Fidelity VIP Money
  Market Portfolio -
  Initial Class               2,151,019           --          2,151,019       38,147        2,112,872       2,151,019
Fidelity VIP Overseas
  Portfolio - Initial
  Class                         187,623           (1)           187,622           --          187,622         187,622
UBS U.S. Allocation
  Portfolio                  14,667,985           --         14,667,985           --       14,667,985      14,667,985
UIF Core Plus Fixed
  Income Portfolio -
  Class I                            --           --                 --           --               --              --
UIF Equity Growth
  Portfolio - Class I                --           --                 --           --               --              --
UIF Technology Portfolio
  - Class I                          --           --                 --           --               --              --
UIF Value Portfolio -
  Class I                            --           --                 --           --               --              --
Van Eck Worldwide
  Emerging Markets Fund         722,390           --            722,390           --          722,390         722,390
Van Eck Worldwide Hard
  Assets Fund                   680,008           (1)           680,007           --          680,007         680,007
Vanguard 500 Index Fund          29,376           --             29,376       29,376               --          29,376
Vanguard Dividend Growth
  Fund                           28,795           --             28,795       28,795               --          28,795
Vanguard GNMA Fund               13,106           (1)            13,105       13,105               --          13,105
Vanguard Health Care Fund        63,832           (1)            63,831       63,831               --          63,831
Vanguard
  Inflation-Protected
  Securities Fund               157,045           --            157,045      157,045               --         157,045
Vanguard International
  Growth Fund                    13,145           (2)            13,143       13,143               --          13,143
Vanguard LifeStrategy
  Conservative Growth
  Fund                           32,710           --             32,710       32,710               --          32,710
Vanguard LifeStrategy
  Growth Fund                   168,066           (1)           168,065      168,065               --         168,065
Vanguard LifeStrategy
  Income Fund                   222,048           (1)           222,047      222,047               --         222,047
Vanguard LifeStrategy
  Moderate Growth Fund          906,955           (2)           906,953      906,953               --         906,953
Vanguard Prime Money
  Market Fund                     4,478           (1)             4,477        4,477               --           4,477
Vanguard PRIMECAP Fund            3,144           --              3,144        3,144               --           3,144
Vanguard Small-Cap
  Growth Index Fund              19,750           --             19,750       19,750               --          19,750
Vanguard Small-Cap Value
  Index Fund                     29,051           --             29,051       29,051               --          29,051
Vanguard Total Bond
  Market Index Fund               8,427           --              8,427        8,427               --           8,427
Vanguard Total
  International Stock
  Index Fund                    307,250           (1)           307,249      307,249               --         307,249
Vanguard U.S. Growth Fund         4,585           (1)             4,584        4,584               --           4,584
Vanguard VIF Balanced
  Portfolio                   4,568,050           --          4,568,050    4,568,050               --       4,568,050
Vanguard VIF Capital
  Growth Portfolio              177,719           --            177,719      177,719               --         177,719
Vanguard VIF Diversified
  Value Portfolio               446,466           --            446,466      446,466               --         446,466
Vanguard VIF Equity
  Income Portfolio              624,226           --            624,226      624,226               --         624,226
Vanguard VIF Equity
  Index Portfolio               430,794           --            430,794      430,794               --         430,794
Vanguard VIF Growth
  Portfolio                      60,284           --             60,284       60,284               --          60,284
Vanguard VIF High Yield
  Bond Portfolio                376,902           (1)           376,901      376,901               --         376,901
Vanguard VIF
  International Portfolio     1,478,249           --          1,478,249    1,478,249               --       1,478,249
Vanguard VIF Mid-Cap
  Index Portfolio               324,199           --            324,199      324,199               --         324,199
Vanguard VIF Money
  Market Portfolio                4,299           --              4,299        4,299               --           4,299
Vanguard VIF REIT Index
  Portfolio                     444,848           --            444,848      444,848               --         444,848
Vanguard VIF Short-Term
  Investment-Grade
  Portfolio                     145,842           --            145,842      145,842               --         145,842
Vanguard VIF Small
  Company Growth
  Portfolio                     172,093           --            172,093      172,093               --         172,093
Vanguard VIF Total Bond
  Market Index Portfolio        444,780           --            444,780      444,780               --         444,780
Vanguard VIF Total Stock
  Market Index Portfolio      2,202,013           --          2,202,013    2,202,013               --       2,202,013
Vanguard Wellington Fund        128,741           --            128,741      128,741               --         128,741
Vanguard Windsor Fund             3,121           --              3,121        3,121               --           3,121

                            See accompanying notes.

                                   VA I - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

                               A            B            A+B=C           D              E             F           C+D+E+F
                          ----------- -------------- ------------- -------------- ------------- -------------- --------------
                                      Mortality and                                             Net Change in     Increase
                                       expense risk                               Capital gain    unrealized   (decrease) in
                           Dividends       and            Net       Net realized  distributions  appreciation    net assets
                          from mutual administrative  Investment   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                 funds       charges     Income (loss)  investments       funds     of investments   operations
------------              ----------- -------------- ------------- -------------- ------------- -------------- --------------
AIM V.I. Capital
  Appreciation Fund -
  Series I                $      477   $   (13,194)   $   (12,717)  $    (83,954)  $        --   $   137,945    $    41,274
AIM V.I. International
  Growth Fund - Series I      10,104       (16,444)        (6,340)       336,111            --       (54,278)       275,493
AllianceBernstein
  Americas Government
  Income Portfolio -
  Class A                  2,456,031      (491,087)     1,964,944        102,844       109,036    (1,763,091)       413,733
AllianceBernstein
  Balanced Shares
  Portfolio - Class A      3,750,908    (2,091,968)     1,658,940      2,453,899     4,067,342     6,099,128     14,279,309
AllianceBernstein Global
  Bond Portfolio - Class
  A                          233,954      (208,526)        25,428       (374,883)      129,692       731,570        511,807
AllianceBernstein Global
  Dollar Government
  Portfolio - Class A      1,193,898      (287,043)       906,855        588,144       941,948      (793,166)     1,643,781
AllianceBernstein Global
  Technology Portfolio -
  Class A                         --      (708,259)      (708,259)   (16,747,748)           --    20,610,359      3,154,352
AllianceBernstein Global
  Technology Portfolio -
  Class B                         --      (310,864)      (310,864)    (2,539,385)           --     4,127,244      1,276,995
AllianceBernstein Growth
  and Income Portfolio -
  Class A                  2,827,418    (2,760,685)        66,733      8,560,166    10,280,124     8,974,165     27,881,188
AllianceBernstein Growth
  and Income Portfolio -
  Class B                  2,076,120    (2,502,067)      (425,947)     3,090,722     9,321,641    13,576,582     25,562,998
AllianceBernstein Growth
  Portfolio - Class A             --    (1,054,429)    (1,054,429)    (7,776,835)           --     6,140,650     (2,690,614)
AllianceBernstein Growth
  Portfolio - Class B             --      (686,110)      (686,110)      (994,505)           --      (150,364)    (1,830,979)
AllianceBernstein High
  Yield Portfolio -
  Class A                  2,604,471      (413,572)     2,190,899        554,650            --      (648,268)     2,097,281
AllianceBernstein
  International Growth
  Portfolio - Class A        382,401      (606,154)      (223,753)     8,042,674       254,934     1,282,503      9,356,358
AllianceBernstein
  International Research
  Growth Portfolio -
  Class A                    226,718      (768,881)      (542,163)     7,740,802            --     4,581,286     11,779,925
AllianceBernstein
  International Value
  Portfolio - Class A        684,348      (709,249)       (24,901)     5,637,821       898,912     8,089,891     14,601,723
AllianceBernstein Large
  Cap Growth Portfolio -
  Class A                         --    (1,773,047)    (1,773,047)   (11,115,168)           --     9,390,951     (3,497,264)
AllianceBernstein Large
  Cap Growth Portfolio -
  Class B                         --      (965,993)      (965,993)    (1,880,001)           --     1,060,916     (1,785,078)
AllianceBernstein Money
  Market Portfolio -
  Class A                    916,219      (308,805)       607,414             --            --            --        607,414
AllianceBernstein Money
  Market Portfolio -
  Class B                    607,059      (218,090)       388,969             --            --            --        388,969
AllianceBernstein Real
  Estate Investment
  Portfolio - Class A        948,423      (668,420)       280,003      6,175,843     6,059,370     1,209,447     13,724,663
AllianceBernstein Small
  Cap Growth Portfolio -
  Class A                         --      (606,442)      (606,442)     3,557,001            --       816,747      3,767,306
AllianceBernstein
  Small/Mid Cap Value
  Portfolio - Class A        239,616      (805,759)      (566,143)     4,291,401     3,961,655      (730,659)     6,956,254
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio -
  Class A                  2,663,061      (920,732)     1,742,329       (420,566)           --       183,101      1,504,864
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio -
  Class B                    114,245       (41,323)        72,922        (27,927)           --        15,168         60,163
AllianceBernstein U.S.
  Large Cap Blended
  Style Portfolio -
  Class B                         --       (39,114)       (39,114)       174,307       120,293       (25,894)       229,592
AllianceBernstein
  Utility Income
  Portfolio - Class A      1,152,970      (632,453)       520,517      1,227,577            --     7,288,426      9,036,520
AllianceBernstein Value
  Portfolio - Class B        693,269    (1,027,945)      (334,676)     3,672,672     1,974,765     7,759,529     13,072,290
BlackRock Basic Value
  V.I. Fund - Class I         97,730       (84,799)        12,931        154,740       646,392       303,044      1,117,107
BlackRock Bond V.I. Fund
  - Class I                   13,610        (4,119)         9,491              5            --          (989)         8,507
BlackRock Money Market
  V.I. Fund - Class I         15,398        (4,852)        10,546             --            --            --         10,546
BlackRock Global
  Allocation V.I. Fund -
  Class I                     53,112       (24,157)        28,955         86,740        77,352        58,919        251,966
BlackRock Global Growth
  V.I. Fund - Class I          5,762        (8,430)        (2,668)       (19,669)           --       135,704        113,367
BlackRock High Income
  V.I. Fund - Class I         32,475        (6,089)        26,386          3,807            --         2,923         33,116
BlackRock International
  Value V.I. Fund -
  Class I                     79,260       (34,384)        44,876        209,515       212,005        94,432        560,828
BlackRock Large Cap Core
  V.I. Fund - Class I         17,427       (24,925)        (7,498)         4,245       208,590        27,165        232,502
BlackRock Large Cap
  Growth V.I. Fund -
  Class I                      2,651       (12,055)        (9,404)        12,654            --        47,797         51,047
BlackRock Utilities and
  Telecommunications
  V.I. Fund - Class I         16,741        (8,016)         8,725        (16,343)       14,918       116,148        123,448
BlackRock Value
  Opportunities V.I.
  Fund - Class I               6,265       (34,416)       (28,151)        67,035       394,243      (181,337)       251,790
Delaware VIP Balanced
  Series - Standard class     25,573       (10,923)        14,650         (8,819)           --       115,952        121,783
Delaware VIP Capital
  Reserves Series -
  Standard class               8,407        (2,356)         6,051           (404)           --           372          6,019
Delaware VIP Cash
  Reserve Series -
  Standard class              11,857        (3,408)         8,449             --            --            (1)         8,448
Delaware VIP Growth
  Opportunities Series -
  Standard class                  --       (12,058)       (12,058)        (3,386)           --        62,817         47,373
Delaware VIP High Yield
  Series - Standard class     31,123        (6,025)        25,098         (9,379)           --        35,380         51,099
Delaware VIP Value
  Series - Standard class     69,970       (55,066)        14,904         95,082        92,583       699,962        902,531
Dreyfus Stock Index
  Fund, Inc. - Initial
  shares                      96,135       (84,596)        11,539         80,211            --       677,305        769,055
Dreyfus VIF Small
  Company Stock
  Portfolio - Initial
  shares                          --       (18,363)       (18,363)       124,931       190,891      (174,214)       123,245
Fidelity VIP Asset
  Manager Portfolio -
  Initial Class              149,188       (70,312)        78,876       (145,847)           --       336,757        269,786

                            See accompanying notes.

                                   VA I - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2006

                               A            B          A+B=C         D             E             F            C+D+E+F
                          ----------- -------------- ---------- ------------ ------------- -------------- ---------------
                                      Mortality and                                        Net Change in     Increase
                                       expense risk     Net     Net realized Capital gain    unrealized    (decrease) in
                           Dividends       and       investment gain (loss)  distributions  appreciation    net assets
                          from mutual administrative   income        on       from mutual  (depreciation)    resulting
Sub-accounts                 funds       charges       (loss)   investments      funds     of investments from operations
------------              ----------- -------------- ---------- ------------ ------------- -------------- ---------------
Fidelity VIP Contrafund
  Portfolio - Initial
  Class                    $ 41,154     $ (48,822)    $ (7,668)  $ 323,293     $240,401      $ (237,104)    $  318,922
Fidelity VIP Growth
  Portfolio - Initial
  Class                      16,003       (52,632)     (36,629)   (149,983)          --         376,679        190,067
Fidelity VIP High Income
  Portfolio - Initial
  Class                      63,870       (14,666)      49,204      60,390           --         (15,287)        94,307
Fidelity VIP Investment
  Grade Bond Portfolio -
  Initial Class              94,801       (28,951)      65,850     (75,478)       5,677          51,746         47,795
Fidelity VIP Money
  Market Portfolio -
  Initial Class              99,732       (29,274)      70,458          --           --              --         70,458
Fidelity VIP Overseas
  Portfolio - Initial
  Class                       2,023        (2,767)        (744)      9,196        1,406          21,284         31,142
UBS U.S. Allocation
  Portfolio                 433,183      (215,186)     217,997    (378,886)          --       1,558,377      1,397,488
UIF Core Plus Fixed
  Income Portfolio -
  Class I                        --           (79)         (79)        (34)          --            (301)          (414)
UIF Equity Growth
  Portfolio - Class I            --           (79)         (79)      6,840           --          (5,965)           796
UIF Technology Portfolio
  - Class I                      --           (28)         (28)     (1,190)          --           2,036            818
UIF Value Portfolio -
  Class I                        --            --           --          --           --              --             --
Van Eck Worldwide
  Emerging Markets Fund       4,848       (10,285)      (5,437)    202,096       76,334         (38,375)       234,618
Van Eck Worldwide Hard
  Assets Fund                   497       (10,418)      (9,921)    125,187       42,272         (22,394)       135,144
Vanguard 500 Index Fund         496          (211)         285         461           --           3,171          3,917
Vanguard Dividend Growth
  Fund                          514          (138)         376         159           --           4,151          4,686
Vanguard GNMA Fund              784           (79)         705        (411)          --             165            459
Vanguard Health Care Fund       910          (336)         574         991        2,952           1,811          6,328
Vanguard
  Inflation-Protected
  Securities Fund             4,388          (664)       3,724      (2,222)          --          (2,539)        (1,037)
Vanguard International
  Growth Fund                   265           (64)         201          (6)       1,018              51          1,264
Vanguard LifeStrategy
  Conservative Growth
  Fund                        1,042          (243)         799         445           --           1,784          3,028
Vanguard LifeStrategy
  Growth Fund                 3,236          (796)       2,440       2,586           --          17,431         22,457
Vanguard LifeStrategy
  Income Fund                 7,768        (1,021)       6,747         468        1,067           5,950         14,232
Vanguard LifeStrategy
  Moderate Growth Fund       23,393        (5,373)      18,020       8,673           --          74,510        101,203
Vanguard Prime Money
  Market Fund                   219           (34)         185          --           --              --            185
Vanguard PRIMECAP Fund           19           (23)          (4)         88          173              83            340
Vanguard Small-Cap
  Growth Index Fund              56          (148)         (92)        150           --           2,023          2,081
Vanguard Small-Cap Value
  Index Fund                    518          (191)         327         173           --           3,381          3,881
Vanguard Total Bond
  Market Index Fund             419           (64)         355         (38)          --             (26)           291
Vanguard Total
  International Stock
  Index Fund                  6,838        (1,518)       5,320      12,477           --          49,188         66,985
Vanguard U.S. Growth Fund        22           (35)         (13)         52           --              --             39
Vanguard VIF Balanced
  Portfolio                  85,756       (18,988)      66,768      56,248      105,934         289,088        518,038
Vanguard VIF Capital
  Growth Portfolio              823          (737)          86       1,968        5,001           7,392         14,447
Vanguard VIF Diversified
  Value Portfolio             6,343        (1,864)       4,479      24,671        4,156          27,932         61,238
Vanguard VIF Equity
  Income Portfolio            8,908        (2,156)       6,752       1,848       14,681          57,312         80,593
Vanguard VIF Equity
  Index Portfolio             5,204        (1,613)       3,591       1,982       20,165          15,875         41,613
Vanguard VIF Growth
  Portfolio                     257          (382)        (125)      3,061           --          (3,110)          (174)
Vanguard VIF High Yield
  Bond Portfolio             16,217        (1,456)      14,761         (91)          --           1,555         16,225
Vanguard VIF
  International Portfolio     5,134        (3,226)       1,908      29,714        4,201         102,413        138,236
Vanguard VIF Mid-Cap
  Index Portfolio             2,823        (1,514)       1,309       5,133       10,869          20,689         38,000
Vanguard VIF Money
  Market Portfolio           10,514        (1,019)       9,495         233           --              --          9,728
Vanguard VIF REIT Index
  Portfolio                   6,106        (1,771)       4,335      20,500       19,337          56,722        100,894
Vanguard VIF Short-Term
  Investment-Grade
  Portfolio                   2,706          (514)       2,192         (79)          --           2,425          4,538
Vanguard VIF Small
  Company Growth
  Portfolio                     267          (556)        (289)      1,162        8,216            (305)         8,784
Vanguard VIF Total Bond
  Market Index Portfolio     15,221        (2,051)      13,170      (3,029)          --           4,656         14,797
Vanguard VIF Total Stock
  Market Index Portfolio     12,619        (7,146)       5,473      28,941       99,647          59,498        193,559
Vanguard Wellington Fund      3,846          (942)       2,904       1,026        5,332           7,338         16,600
Vanguard Windsor Fund            44           (22)          22          48          237             197            504

                            See accompanying notes.

                                   VA I - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2006 and 2005

                                                                     Sub-accounts
                                         --------------------------------------------------------------------
                                                                          AllianceBernstein
                                                             AIM V.I.          Americas      AllianceBernstein
                                         AIM V.I. Capital  International      Government      Balanced Shares
                                           Appreciation       Growth      Income Portfolio -    Portfolio -
                                         Fund - Series I  Fund - Series I      Class A            Class A
                                         ---------------- --------------- ------------------ -----------------
For the Year Ended December 31, 2006

OPERATIONS:

   Net investment income (loss)             $  (12,717)     $   (6,340)      $ 1,964,944       $  1,658,940
   Net realized gain (loss) on
     investments                               (83,954)        336,111           102,844          2,453,899
   Capital gain distributions from
     mutual funds                                   --              --           109,036          4,067,342
   Net change in unrealized
     appreciation (depreciation) of
     investments                               137,945         (54,278)       (1,763,091)         6,099,128
                                            ----------      ----------       -----------       ------------
Increase (decrease) in net assets
  resulting from operations                     41,274         275,493           413,733         14,279,309
                                            ----------      ----------       -----------       ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                    3,270           6,050            55,946            439,450
   Administrative charges                         (854)         (1,197)          (71,146)          (292,392)
   Net transfers from (to) other
     Sub-accounts or fixed rate option         (38,365)         52,294        (1,822,204)          (365,980)
   Mortality reserve transfers                     104              --               464              1,841
   Contract withdrawals                       (268,565)       (609,791)       (5,498,892)       (20,477,021)
   Surrender charges                            (2,354)         (1,581)          (51,074)          (166,839)
   Death benefits                               (2,767)         (2,506)         (943,131)        (3,579,775)
   Annuity payments                             (1,178)             --            (7,963)           (26,811)
                                            ----------      ----------       -----------       ------------
Increase (decrease) in net assets
  resulting from principal transactions       (310,709)       (556,731)       (8,338,000)       (24,467,527)
                                            ----------      ----------       -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (269,435)       (281,238)       (7,924,267)       (10,188,218)

NET ASSETS:

   Beginning of year                         1,097,185       1,348,401        39,906,607        158,084,858
                                            ----------      ----------       -----------       ------------
   End of year                              $  827,750      $1,067,163       $31,982,340       $147,896,640
                                            ==========      ==========       ===========       ============
For the Year Ended December 31, 2005

OPERATIONS:

   Net investment income (loss)             $  (15,474)     $  (10,414)      $ 2,257,964       $  1,945,989
   Net realized gain (loss) on
     investments                              (134,877)        106,953           730,018          1,717,919
   Capital gain distributions from
     mutual funds                                   --              --                --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               219,128         101,802          (216,798)           244,053
                                            ----------      ----------       -----------       ------------
Increase (decrease) in net assets
  resulting from operations                     68,777         198,341         2,771,184          3,907,961
                                            ----------      ----------       -----------       ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                    7,414           4,100           280,144            907,383
   Administrative charges                       (1,095)         (1,082)          (81,672)          (318,502)
   Net transfers from (to) other
     Sub-accounts or fixed rate option         (64,840)        101,808          (278,364)           751,458
   Mortality reserve transfers                      56              --              (331)             2,532
   Contract withdrawals                       (233,933)       (333,871)       (4,482,944)       (18,668,311)
   Surrender charges                            (1,913)         (3,678)          (60,208)          (252,109)
   Death benefits                               (6,189)             --          (879,360)        (3,515,158)
   Annuity payments                             (1,134)             --           (12,612)           (35,336)
                                            ----------      ----------       -----------       ------------
Increase (decrease) in net assets
  resulting from principal transactions       (301,634)       (232,723)       (5,515,347)       (21,128,043)
                                            ----------      ----------       -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (232,857)        (34,382)       (2,744,163)       (17,220,082)

NET ASSETS:

   Beginning of year                         1,330,042       1,382,783        42,650,770        175,304,940
                                            ----------      ----------       -----------       ------------
   End of year                              $1,097,185      $1,348,401       $39,906,607       $158,084,858
                                            ==========      ==========       ===========       ============

                            See accompanying notes.

                                   VA I - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ----------------------------------------------------------------------
                                                      AllianceBernstein
                                    AllianceBernstein   Global Dollar   AllianceBernstein AllianceBernstein
                                       Global Bond       Government     Global Technology Global Technology
                                       Portfolio -       Portfolio -       Portfolio -       Portfolio -
                                         Class A           Class A           Class A           Class B
                                    ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $    25,428       $   906,855      $   (708,259)      $  (310,864)
   Net realized gain (loss) on
     investments                          (374,883)          588,144       (16,747,748)       (2,539,385)
   Capital gain distributions from
     mutual funds                          129,692           941,948                --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        731,570          (793,166)       20,610,359         4,127,244
                                       -----------       -----------      ------------       -----------
Increase (decrease) in net assets
  resulting from operations                511,807         1,643,781         3,154,352         1,276,995
                                       -----------       -----------      ------------       -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                8,890            50,278           135,785            31,340
   Administrative charges                  (26,098)          (35,035)          (78,979)          (66,595)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                273,769         2,324,350        (4,487,681)       (2,447,991)
   Mortality reserve transfers               3,052            (3,164)           (1,553)               --
   Contract withdrawals                 (1,971,411)       (2,727,701)      (10,533,469)       (1,794,650)
   Surrender charges                       (20,699)          (19,312)          (48,054)          (40,731)
   Death benefits                         (251,579)         (571,437)       (1,079,332)         (445,617)
   Annuity payments                         (5,524)           (2,679)          (28,679)             (435)
                                       -----------       -----------      ------------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,989,600)         (984,700)      (16,121,962)       (4,764,679)
                                       -----------       -----------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,477,793)          659,081       (12,967,610)       (3,487,684)

NET ASSETS:

   Beginning of year                    16,023,510        20,414,905        57,690,437        23,948,289
                                       -----------       -----------      ------------       -----------
   End of year                         $14,545,717       $21,073,986      $ 44,722,827       $20,460,605
                                       ===========       ===========      ============       ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $ 1,318,123       $   918,384      $   (852,053)      $  (339,083)
   Net realized gain (loss) on
     investments                            55,589         1,631,137       (20,932,440)       (4,200,792)
   Capital gain distributions from
     mutual funds                          198,928           904,184                --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     (3,187,576)       (1,950,113)       22,291,266         4,807,908
                                       -----------       -----------      ------------       -----------
Increase (decrease) in net assets
  resulting from operations             (1,614,936)        1,503,592           506,773           268,033
                                       -----------       -----------      ------------       -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               28,039           100,515           118,544            46,560
   Administrative charges                  (30,085)          (33,427)          (91,665)          (71,659)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              2,552,578         1,738,690        (6,749,751)       (1,294,507)
   Mortality reserve transfers               4,340            (4,216)           (1,043)               --
   Contract withdrawals                 (1,993,923)       (2,579,133)       (8,045,913)       (2,248,991)
   Surrender charges                       (25,998)          (36,796)          (90,748)          (55,016)
   Death benefits                         (296,299)         (308,369)       (1,102,193)         (910,089)
   Annuity payments                         (5,953)           (2,520)          (33,674)               --
                                       -----------       -----------      ------------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             232,699        (1,125,256)      (15,996,443)       (4,533,702)
                                       -----------       -----------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,382,237)          378,336       (15,489,670)       (4,265,669)

NET ASSETS:

   Beginning of year                    17,405,747        20,036,569        73,180,107        28,213,958
                                       -----------       -----------      ------------       -----------
   End of year                         $16,023,510       $20,414,905      $ 57,690,437       $23,948,289
                                       ===========       ===========      ============       ===========

                            See accompanying notes.

                                   VA I - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                   Sub-accounts
                                    --------------------------------------------------------------------------
                                    AllianceBernstein  AllianceBernstein
                                        Growth and         Growth and     AllianceBernstein  AllianceBernstein
                                    Income Portfolio - Income Portfolio - Growth Portfolio - Growth Portfolio -
                                         Class A            Class B            Class A            Class B
                                    ------------------ ------------------ ------------------ ------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $     66,733       $   (425,947)      $ (1,054,429)      $   (686,110)
   Net realized gain (loss) on
     investments                          8,560,166          3,090,722         (7,776,835)          (994,505)
   Capital gain distributions from
     mutual funds                        10,280,124          9,321,641                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       8,974,165         13,576,582          6,140,650           (150,364)
                                       ------------       ------------       ------------       ------------
Increase (decrease) in net assets
  resulting from operations              27,881,188         25,562,998         (2,690,614)        (1,830,979)
                                       ------------       ------------       ------------       ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               590,269            486,351            106,805            206,381
   Administrative charges                  (249,519)          (469,050)           (97,609)          (134,242)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (9,854,882)        (8,642,025)        (5,598,783)        (3,209,146)
   Mortality reserve transfers                 (136)               383                886                 13
   Contract withdrawals                 (45,235,839)       (13,974,750)       (14,258,572)        (4,562,297)
   Surrender charges                       (153,304)          (251,855)           (61,030)           (96,223)
   Death benefits                        (6,274,407)        (4,469,939)        (2,294,620)        (1,027,198)
   Annuity payments                         (85,686)           (10,354)           (33,278)              (492)
                                       ------------       ------------       ------------       ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (61,263,504)       (27,331,239)       (22,236,201)        (8,823,204)
                                       ------------       ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (33,382,316)        (1,768,241)       (24,926,815)       (10,654,183)

NET ASSETS:

   Beginning of year                    218,472,120        184,401,927         90,398,946         55,274,332
                                       ------------       ------------       ------------       ------------
   End of year                         $185,089,804       $182,633,686       $ 65,472,131       $ 44,620,149
                                       ============       ============       ============       ============
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $    206,107       $   (239,957)      $ (1,273,595)      $   (741,593)
   Net realized gain (loss) on
     investments                          5,411,827          1,921,503         (9,386,181)        (1,445,613)
   Capital gain distributions from
     mutual funds                                --                 --                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       1,680,782          4,004,394         19,049,024          7,179,174
                                       ------------       ------------       ------------       ------------
Increase (decrease) in net assets
  resulting from operations               7,298,716          5,685,940          8,389,248          4,991,968
                                       ------------       ------------       ------------       ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               321,361            870,520            183,275            250,072
   Administrative charges                  (284,816)          (499,878)          (114,114)          (144,953)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (7,786,916)        (7,078,757)        (3,233,396)          (226,371)
   Mortality reserve transfers                  535                515             (1,290)                (8)
   Contract withdrawals                 (34,829,357)       (16,015,303)       (15,247,937)        (4,456,436)
   Surrender charges                       (262,856)          (429,779)          (106,679)          (109,784)
   Death benefits                        (5,408,209)        (4,964,629)        (2,418,960)        (1,430,909)
   Annuity payments                        (106,324)            (5,319)           (44,725)              (250)
                                       ------------       ------------       ------------       ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (48,356,582)       (28,122,630)       (20,983,826)        (6,118,639)
                                       ------------       ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (41,057,866)       (22,436,690)       (12,594,578)        (1,126,671)

NET ASSETS:

   Beginning of year                    259,529,986        206,838,617        102,993,524         56,401,003
                                       ------------       ------------       ------------       ------------
   End of year                         $218,472,120       $184,401,927       $ 90,398,946       $ 55,274,332
                                       ============       ============       ============       ============

                            See accompanying notes.

                                   VA I - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                     Sub-accounts
                                    ------------------------------------------------------------------------------
                                                                              AllianceBernstein
                                                           AllianceBernstein    International    AllianceBernstein
                                      AllianceBernstein      International     Research Growth  International Value
                                    High Yield Portfolio - Growth Portfolio -    Portfolio -        Portfolio -
                                           Class A              Class A            Class A            Class A
                                    ---------------------- ------------------ ----------------- -------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)          $ 2,190,899          $  (223,753)       $  (542,163)       $   (24,901)
   Net realized gain (loss) on
     investments                             554,650            8,042,674          7,740,802          5,637,821
   Capital gain distributions from
     mutual funds                                 --              254,934                 --            898,912
   Net change in unrealized
     appreciation (depreciation)
     of investments                         (648,268)           1,282,503          4,581,286          8,089,891
                                         -----------          -----------        -----------        -----------
Increase (decrease) in net assets
  resulting from operations                2,097,281            9,356,358         11,779,925         14,601,723
                                         -----------          -----------        -----------        -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 90,970               89,036             34,589            267,868
   Administrative charges                    (59,306)             (83,160)          (107,004)          (116,529)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 (219,381)           3,027,426           (973,330)        10,076,603
   Mortality reserve transfers                    --               (1,390)             1,500                 --
   Contract withdrawals                   (4,233,875)          (6,184,096)        (7,368,449)        (7,269,313)
   Surrender charges                         (30,956)             (35,876)           (61,070)           (59,494)
   Death benefits                           (705,629)            (710,230)          (899,147)          (668,787)
   Annuity payments                               --              (45,512)           (16,822)                --
                                         -----------          -----------        -----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (5,158,177)          (3,943,802)        (9,389,733)         2,230,348
                                         -----------          -----------        -----------        -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (3,060,896)           5,412,556          2,390,192         16,832,071

NET ASSETS:
   Beginning of year                      31,698,291           39,865,503         53,575,812         42,512,957
                                         -----------          -----------        -----------        -----------
   End of year                           $28,637,395          $45,278,059        $55,966,004        $59,345,028
                                         ===========          ===========        ===========        ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)          $ 2,429,167          $  (341,500)       $  (433,793)       $  (304,767)
   Net realized gain (loss) on
     investments                             109,461            2,306,608          2,205,092          2,989,301
   Capital gain distributions from
     mutual funds                                 --                   --                 --            613,180
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (2,470,738)           4,444,941          6,256,048          2,305,754
                                         -----------          -----------        -----------        -----------
Increase (decrease) in net assets
  resulting from operations                   67,890            6,410,049          8,027,347          5,603,468
                                         -----------          -----------        -----------        -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 64,024               90,754            181,771            221,257
   Administrative charges                    (67,672)             (67,141)           (89,426)           (84,767)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (2,291,534)           2,781,547          4,705,057          6,563,981
   Mortality reserve transfers                    --               (1,382)             3,103                 --
   Contract withdrawals                   (4,020,552)          (4,392,839)        (4,552,700)        (3,889,094)
   Surrender charges                         (63,361)             (42,341)           (48,631)           (68,155)
   Death benefits                           (987,566)            (772,617)        (1,186,773)          (511,393)
   Annuity payments                           (2,691)             (31,926)           (17,569)                --
                                         -----------          -----------        -----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (7,369,352)          (2,435,945)        (1,005,168)         2,231,829
                                         -----------          -----------        -----------        -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (7,301,462)           3,974,104          7,022,179          7,835,297

NET ASSETS:

   Beginning of year                      38,999,753           35,891,399         46,553,633         34,677,660
                                         -----------          -----------        -----------        -----------
   End of year                           $31,698,291          $39,865,503        $53,575,812        $42,512,957
                                         ===========          ===========        ===========        ===========

                            See accompanying notes.

                                   VA I - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                    AllianceBernstein  AllianceBernstein  AllianceBernstein AllianceBernstein
                                        Large Cap          Large Cap        Money Market      Money Market
                                    Growth Portfolio - Growth Portfolio -    Portfolio -       Portfolio -
                                         Class A            Class B            Class A           Class B
                                    ------------------ ------------------ ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $ (1,773,047)      $   (965,993)     $    607,414       $   388,969
   Net realized gain (loss) on
     investments                        (11,115,168)        (1,880,001)               --                --
   Capital gain distributions from
     mutual funds                                --                 --                --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       9,390,951          1,060,916                --                --
                                       ------------       ------------      ------------       -----------
Increase (decrease) in net assets
  resulting from operations              (3,497,264)        (1,785,078)          607,414           388,969
                                       ------------       ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               291,867            210,124           298,069           115,912
   Administrative charges                  (186,817)          (199,485)          (25,264)          (32,797)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (6,755,419)          (780,818)       14,074,026         6,220,754
   Mortality reserve transfers                6,593                 98                78                --
   Contract withdrawals                 (24,623,770)        (6,465,888)      (15,628,176)       (7,472,849)
   Surrender charges                        (89,474)          (124,968)          (24,007)         (150,799)
   Death benefits                        (3,463,563)        (1,459,623)         (408,693)         (953,539)
   Annuity payments                         (66,016)            (7,316)           (1,238)               --
                                       ------------       ------------      ------------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (34,886,599)        (8,827,876)       (1,715,205)       (2,273,318)
                                       ------------       ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (38,383,863)       (10,612,954)       (1,107,791)       (1,884,349)

NET ASSETS:
   Beginning of year                    150,054,812         75,886,860        19,269,463        16,050,587
                                       ------------       ------------      ------------       -----------
   End of year                         $111,670,949       $ 65,273,906      $ 18,161,672       $14,166,238
                                       ============       ============      ============       ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $ (2,061,979)      $ (1,006,377)     $    220,236       $   107,139
   Net realized gain (loss) on
     investments                        (15,495,115)        (3,562,527)               --                --
   Capital gain distributions from
     mutual funds                                --                 --                --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      35,371,571         13,347,895                --                --
                                       ------------       ------------      ------------       -----------
Increase (decrease) in net assets
  resulting from operations              17,814,477          8,778,991           220,236           107,139
                                       ------------       ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:

Contract purchase payments                  399,383            466,631           228,170           274,907
   Administrative charges                  (208,088)          (207,822)          (26,534)          (34,863)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (8,581,077)        (2,596,257)        7,245,048         4,844,914
   Mortality reserve transfers                5,296                 95                96                --
   Contract withdrawals                 (19,125,672)        (6,138,197)      (10,699,507)       (3,847,025)
   Surrender charges                       (186,718)          (157,579)          (84,126)          (85,378)
   Death benefits                        (3,793,170)        (1,725,697)       (1,517,224)       (1,013,389)
   Annuity payments                         (91,642)              (860)           (6,319)               --
                                       ------------       ------------      ------------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (31,581,688)       (10,359,686)       (4,860,396)          139,166
                                       ------------       ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (13,767,211)        (1,580,695)       (4,640,160)          246,305

NET ASSETS:

   Beginning of year                    163,822,023         77,467,555        23,909,623        15,804,282
                                       ------------       ------------      ------------       -----------
   End of year                         $150,054,812       $ 75,886,860      $ 19,269,463       $16,050,587
                                       ============       ============      ============       ===========

                            See accompanying notes.

                                   VA I - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                    Sub-accounts
                                    ----------------------------------------------------------------------------
                                                                                                AllianceBernstein
                                                                                                      U.S.
                                    AllianceBernstein AllianceBernstein                            Government/
                                       Real Estate        Small Cap        AllianceBernstein       High Grade
                                       Investment          Growth            Small/Mid Cap         Securities
                                    Portfolio - Class Portfolio - Class Value Portfolio - Class Portfolio - Class
                                            A                 A                    A                    A
                                    ----------------- ----------------- ----------------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $    280,003       $  (606,442)        $   (566,143)        $  1,742,329
   Net realized gain (loss) on
     investments                         6,175,843         3,557,001            4,291,401             (420,566)
   Capital gain distributions from
     mutual funds                        6,059,370                --            3,961,655                   --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,209,447           816,747             (730,659)             183,101
                                      ------------       -----------         ------------         ------------
Increase (decrease) in net assets
  resulting from operations             13,724,663         3,767,306            6,956,254            1,504,864
                                      ------------       -----------         ------------         ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               66,273            66,044              232,656               98,141
   Administrative charges                 (100,558)          (95,388)            (137,532)            (130,764)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (322,893)        2,210,189           (1,180,107)             687,391
   Mortality reserve transfers                (175)                7                   --                4,090
   Contract withdrawals                 (7,872,159)       (6,419,777)          (8,271,779)         (10,434,810)
   Surrender charges                       (53,372)          (46,130)            (115,948)             (44,751)
   Death benefits                         (651,139)         (826,542)            (968,907)          (1,446,519)
   Annuity payments                        (21,332)          (13,236)             (12,148)             (21,384)
                                      ------------       -----------         ------------         ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (8,955,355)       (5,124,833)         (10,453,765)         (11,288,606)
                                      ------------       -----------         ------------         ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 4,769,308        (1,357,527)          (3,497,511)          (9,783,742)

NET ASSETS:

   Beginning of year                    45,429,193        42,654,056           58,920,732           71,957,017
                                      ------------       -----------         ------------         ------------
   End of year                        $ 50,198,501       $41,296,529         $ 55,423,221         $ 62,173,275
                                      ============       ===========         ============         ============
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $    880,025       $  (601,714)        $   (391,440)        $  1,260,710
   Net realized gain (loss) on
     investments                         5,856,903           540,895            2,785,818               26,456
   Capital gain distributions from
     mutual funds                        4,877,889                --            2,656,192            2,270,980
   Net change in unrealized
     appreciation (depreciation)
     of investments                     (7,496,413)        1,338,658           (2,018,490)          (3,113,668)
                                      ------------       -----------         ------------         ------------
Increase (decrease) in net assets
  resulting from operations              4,118,404         1,277,839            3,032,080              444,478
                                      ------------       -----------         ------------         ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               83,881           142,397              233,906              124,975
   Administrative charges                  (94,187)          (84,580)            (141,632)            (154,216)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             (3,871,480)       (1,126,408)             393,509           (2,422,872)
   Mortality reserve transfers               2,405              (338)                  --                5,911
   Contract withdrawals                 (5,571,220)       (5,700,234)          (5,551,653)         (13,089,701)
   Surrender charges                       (66,102)          (61,071)            (116,421)            (198,252)
   Death benefits                         (864,208)         (938,364)            (961,384)          (2,346,046)
   Annuity payments                        (15,317)          (16,785)                  --              (24,077)
                                      ------------       -----------         ------------         ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (10,396,228)       (7,785,383)          (6,143,675)         (18,104,278)
                                      ------------       -----------         ------------         ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (6,277,824)       (6,507,544)          (3,111,595)         (17,659,800)

NET ASSETS:

   Beginning of year                    51,707,017        49,161,600           62,032,327           89,616,817
                                      ------------       -----------         ------------         ------------
   End of year                        $ 45,429,193       $42,654,056         $ 58,920,732         $ 71,957,017
                                      ============       ===========         ============         ============

                            See accompanying notes.

                                   VA I - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ----------------------------------------------------------------------
                                    AllianceBernstein
                                          U.S.        AllianceBernstein
                                     Government/High   U.S. Large Cap   AllianceBernstein
                                    Grade Securities    Blended Style    Utility Income   AllianceBernstein
                                       Portfolio -       Portfolio -       Portfolio -    Value Portfolio -
                                         Class B           Class B           Class A           Class B
                                    ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $   72,922        $  (39,114)       $   520,517      $   (334,676)
   Net realized gain (loss) on
     investments                          (27,927)          174,307          1,227,577         3,672,672
   Capital gain distributions from
     mutual funds                              --           120,293                 --         1,974,765
   Net change in unrealized
     appreciation (depreciation)
     of investments                        15,168           (25,894)         7,288,426         7,759,529
                                       ----------        ----------        -----------      ------------
Increase (decrease) in net assets
  resulting from operations                60,163           229,592          9,036,520        13,072,290
                                       ----------        ----------        -----------      ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --               121             26,006           274,348
   Administrative charges                  (4,168)           (3,539)           (93,326)         (179,514)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (51,489)          714,936          3,066,986           777,526
   Mortality reserve transfers                 --               159             (2,115)              (33)
   Contract withdrawals                  (239,043)         (556,667)        (6,227,518)       (8,341,459)
   Surrender charges                       (2,168)           (6,211)           (59,866)         (106,858)
   Death benefits                         (36,609)          (70,932)        (1,311,247)       (2,471,729)
   Annuity payments                            --            (2,839)            (4,614)          (10,925)
                                       ----------        ----------        -----------      ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (333,477)           75,028         (4,605,694)      (10,058,644)
                                       ----------        ----------        -----------      ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (273,314)          304,620          4,430,826         3,013,646

NET ASSETS:

   Beginning of year                    3,092,745         2,789,159         44,765,022        73,742,512
                                       ----------        ----------        -----------      ------------
   End of year                         $2,819,431        $3,093,779        $49,195,848      $ 76,756,158
                                       ==========        ==========        ===========      ============
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $   40,999        $  (28,976)       $   323,534      $   (129,744)
   Net realized gain (loss) on
     investments                            1,543            93,438           (161,906)        2,957,487
   Capital gain distributions from
     mutual funds                          87,113                --                 --         1,319,559
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (120,481)          148,779          5,810,777        (1,154,636)
                                       ----------        ----------        -----------      ------------
Increase (decrease) in net assets
  resulting from operations                 9,174           213,241          5,972,405         2,992,666
                                       ----------        ----------        -----------      ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                --             91,916           462,491
   Administrative charges                  (4,429)           (2,844)           (91,619)         (191,383)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               118,768           450,394          2,847,685            54,602
   Mortality reserve transfers                 --               (66)              (277)               --
   Contract withdrawals                  (167,452)         (263,415)        (5,289,256)       (7,174,120)
   Surrender charges                       (4,304)           (2,272)           (84,609)         (128,391)
   Death benefits                         (58,895)          (17,404)        (1,053,527)       (1,517,428)
   Annuity payments                            --            (2,649)            (3,230)               --
                                       ----------        ----------        -----------      ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (116,312)          161,744         (3,582,917)       (8,494,229)
                                       ----------        ----------        -----------      ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (107,138)          374,985          2,389,488        (5,501,563)

NET ASSETS:

   Beginning of year                    3,199,883         2,414,174         42,375,534        79,244,075
                                       ----------        ----------        -----------      ------------
   End of year                         $3,092,745        $2,789,159        $44,765,022      $ 73,742,512
                                       ==========        ==========        ===========      ============

                            See accompanying notes.

                                   VA I - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                            Sub-accounts
                                    ------------------------------------------------------------
                                                                    BlackRock       BlackRock
                                    BlackRock Basic   BlackRock    Money Market Global Allocation
                                    Value V.I. Fund Bond V.I. Fund V.I. Fund -  V.I. Fund - Class
                                       - Class I      - Class I      Class I            I
                                    --------------- -------------- ------------ -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $    12,931     $   9,491     $  10,546      $   28,955
   Net realized gain (loss) on
     investments                          154,740             5            --          86,740
   Capital gain distributions from
     mutual funds                         646,392            --            --          77,352
   Net change in unrealized
     appreciation (depreciation)
     of investments                       303,044          (989)           --          58,919
                                      -----------     ---------     ---------      ----------
Increase (decrease) in net assets
  resulting from operations             1,117,107         8,507        10,546         251,966
                                      -----------     ---------     ---------      ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 480            --           297             480
   Administrative charges                 (12,159)         (348)         (635)         (3,337)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (524,177)        3,291       153,290         515,896
   Mortality reserve transfers                 74            --            --              --
   Contract withdrawals                  (543,371)       (5,962)      (72,926)        (62,861)
   Surrender charges                       (2,125)           --          (128)           (106)
   Death benefits                         (64,244)           --            --        (132,162)
   Annuity payments                          (774)           --            --              --
                                      -----------     ---------     ---------      ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (1,146,296)       (3,019)       79,898         317,910
                                      -----------     ---------     ---------      ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (29,189)        5,488        90,444         569,876

NET ASSETS:

   Beginning of year                    6,403,795       293,954       350,492       1,491,358
                                      -----------     ---------     ---------      ----------
   End of year                        $ 6,374,606     $ 299,442     $ 440,936      $2,061,234
                                      ===========     =========     =========      ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $   (17,016)    $  14,697     $   5,547      $   14,829
   Net realized gain (loss) on
     investments                          262,772         6,661            --          29,651
   Capital gain distributions from
     mutual funds                         477,356            --            --              --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (655,062)      (18,353)           --          87,411
                                      -----------     ---------     ---------      ----------
Increase (decrease) in net assets
  resulting from operations                68,050         3,005         5,547         131,891
                                      -----------     ---------     ---------      ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 580            --            --             440
   Administrative charges                 (14,765)         (450)         (755)         (2,440)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (509,276)        1,948       500,490         280,981
   Mortality reserve transfers                 67            --            --              --
   Contract withdrawals                (1,211,617)     (214,839)     (192,532)       (221,641)
   Surrender charges                       (5,213)       (1,715)       (5,368)         (1,722)
   Death benefits                        (253,093)           --      (548,487)        (28,653)
   Annuity payments                          (728)           --            --              --
                                      -----------     ---------     ---------      ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (1,994,045)     (215,056)     (246,652)         26,965
                                      -----------     ---------     ---------      ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                               (1,925,995)     (212,051)     (241,105)        158,856

NET ASSETS:

   Beginning of year                    8,329,790       506,005       591,597       1,332,502
                                      -----------     ---------     ---------      ----------
   End of year                        $ 6,403,795     $ 293,954     $ 350,492      $1,491,358
                                      ===========     =========     =========      ==========

                            See accompanying notes.

                                   VA I - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                    Sub-accounts
                                    ---------------------------------------------------------------------------
                                                                              BlackRock
                                     BlackRock Global    BlackRock High     International     BlackRock Large
                                    Growth V.I. Fund - Income V.I. Fund - Value V.I. Fund - Cap Core V.I. Fund -
                                         Class I            Class I            Class I            Class I
                                    ------------------ ------------------ ----------------- --------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $  (2,668)         $  26,386         $   44,876          $   (7,498)
   Net realized gain (loss) on
     investments                          (19,669)             3,807            209,515               4,245
   Capital gain distributions from
     mutual funds                              --                 --            212,005             208,590
   Net change in unrealized
     appreciation (depreciation)
     of investments                       135,704              2,923             94,432              27,165
                                        ---------          ---------         ----------          ----------
Increase (decrease) in net assets
  resulting from operations               113,367             33,116            560,828             232,502
                                        ---------          ---------         ----------          ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                 --                 --                 480
   Administrative charges                  (1,028)              (932)            (5,429)             (3,791)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (77,613)           (30,618)           (85,134)            196,830
   Mortality reserve transfers                 --                 --                 --                  65
   Contract withdrawals                   (17,439)           (55,942)          (189,672)           (258,563)
   Surrender charges                         (192)              (246)                --                (340)
   Death benefits                              --                 --            (74,531)            (36,568)
   Annuity payments                            --                 --                 --                (761)
                                        ---------          ---------         ----------          ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (96,272)           (87,738)          (354,766)           (102,648)
                                        ---------          ---------         ----------          ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   17,095            (54,622)           206,062             129,854

NET ASSETS:

   Beginning of year                      632,609            476,182          2,294,159           1,824,091
                                        ---------          ---------         ----------          ----------
   End of year                          $ 649,704          $ 421,560         $2,500,221          $1,953,945
                                        =========          =========         ==========          ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $  (1,369)         $  51,796         $   30,849          $  (14,109)
   Net realized gain (loss) on
     investments                         (157,474)           (36,212)            91,275             (21,538)
   Capital gain distributions from
     mutual funds                              --                 --                 --              75,033
   Net change in unrealized
     appreciation (depreciation)
     of investments                       221,959            (18,962)            88,780             159,518
                                        ---------          ---------         ----------          ----------
Increase (decrease) in net assets
  resulting from operations                63,116             (3,378)           210,904             198,904
                                        ---------          ---------         ----------          ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                 --                 75                 440
   Administrative charges                    (937)            (1,325)            (4,637)             (3,621)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                61,526            (23,920)           254,972             (41,472)
   Mortality reserve transfers                 --                 --                 --                  66
   Contract withdrawals                  (244,526)          (378,625)          (285,553)           (100,864)
   Surrender charges                       (8,686)            (5,010)               (61)             (1,185)
   Death benefits                         (45,693)            (5,722)           (47,777)            (62,177)
   Annuity payments                            --                 --                 --                (708)
                                        ---------          ---------         ----------          ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (238,316)          (414,602)           (82,981)           (209,521)
                                        ---------          ---------         ----------          ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (175,200)          (417,980)           127,923             (10,617)

NET ASSETS:

   Beginning of year                      807,809            894,162          2,166,236           1,834,708
                                        ---------          ---------         ----------          ----------
   End of year                          $ 632,609          $ 476,182         $2,294,159          $1,824,091
                                        =========          =========         ==========          ==========

                            See accompanying notes.

                                   VA I - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                      Sub-accounts
                                    -------------------------------------------------------------------------------
                                                           BlackRock Utilities and BlackRock Value
                                       BlackRock Large       Telecommunications     Opportunities    Delaware VIP
                                    Cap Growth V.I. Fund -       V.I. Fund -         V.I. Fund -   Balanced Series -
                                           Class I                 Class I             Class I      Standard class
                                    ---------------------- ----------------------- --------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)           $  (9,404)              $  8,725           $  (28,151)       $  14,650
   Net realized gain (loss) on
     investments                             12,654                (16,343)              67,035           (8,819)
   Capital gain distributions from
     mutual funds                                --                 14,918              394,243               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          47,797                116,148             (181,337)         115,952
                                          ---------               --------           ----------        ---------
Increase (decrease) in net assets
  resulting from operations                  51,047                123,448              251,790          121,783
                                          ---------               --------           ----------        ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                    --                     --                   --               --
   Administrative charges                    (1,643)                (1,077)              (5,321)            (431)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  49,819                 28,732             (170,173)              (3)
   Mortality reserve transfers                   --                     --                   --               --
   Contract withdrawals                     (16,868)               (97,552)            (341,303)         (58,305)
   Surrender charges                             --                     --                   --               --
   Death benefits                                --                     --              (49,258)              --
   Annuity payments                              --                     --                   --               --
                                          ---------               --------           ----------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                               31,308                (69,897)            (566,055)         (58,739)
                                          ---------               --------           ----------        ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                     82,355                 53,551             (314,265)          63,044

NET ASSETS:

   Beginning of year                        858,545                542,589            2,578,733          851,121
                                          ---------               --------           ----------        ---------
   End of year                            $ 940,900               $596,140           $2,264,468        $ 914,165
                                          =========               ========           ==========        =========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)           $ (10,535)              $  5,720           $  (29,693)       $   8,459
   Net realized gain (loss) on
     investments                             24,330                (31,602)              88,105          (26,150)
   Capital gain distributions from
     mutual funds                                --                     --              356,700               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          61,673                 92,271             (216,642)          36,469
                                          ---------               --------           ----------        ---------
Increase (decrease) in net assets
  resulting from operations                  75,468                 66,389              198,470           18,778
                                          ---------               --------           ----------        ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                    --                     --                   --               --
   Administrative charges                    (1,684)                  (914)              (5,600)            (484)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  17,246                 96,495               47,797               (2)
   Mortality reserve transfers                   --                     --                   --               --
   Contract withdrawals                    (171,206)               (55,212)            (563,726)        (109,170)
   Surrender charges                            (90)                  (682)              (8,827)              --
   Death benefits                                --                 (7,574)             (35,559)              --
   Annuity payments                              --                     --                   --               --
                                          ---------               --------           ----------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (155,734)                32,113             (565,915)        (109,656)
                                          ---------               --------           ----------        ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    (80,266)                98,502             (367,445)         (90,878)

NET ASSETS:

   Beginning of year                        938,811                444,087            2,946,178          941,999
                                          ---------               --------           ----------        ---------
   End of year                            $ 858,545               $542,589           $2,578,733        $ 851,121
                                          =========               ========           ==========        =========

                            See accompanying notes.

                                   VA I - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ---------------------------------------------------------------------
                                                                         Delaware VIP
                                      Delaware VIP     Delaware VIP         Growth
                                    Capital Reserves   Cash Reserve      Opportunities   Delaware VIP High
                                        Series -     Series - Standard Series - Standard  Yield Series -
                                     Standard class        class             class        Standard class
                                    ---------------- ----------------- ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $  6,051         $   8,449        $  (12,058)        $ 25,098
   Net realized gain (loss) on
     investments                            (404)               --            (3,386)          (9,379)
   Capital gain distributions from
     mutual funds                             --                --                --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          372                (1)           62,817           35,380
                                        --------         ---------        ----------         --------
Increase (decrease) in net assets
  resulting from operations                6,019             8,448            47,373           51,099
                                        --------         ---------        ----------         --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --                --                --               --
   Administrative charges                   (129)             (174)             (207)            (369)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   21               710             1,222           (1,940)
   Mortality reserve transfers                --                --                --               --
   Contract withdrawals                  (44,598)          (20,608)          (79,348)         (30,535)
   Surrender charges                          --                --                --               --
   Death benefits                             --           (33,550)               --               --
   Annuity payments                           --                --                --               --
                                        --------         ---------        ----------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (44,706)          (53,622)          (78,333)         (32,844)
                                        --------         ---------        ----------         --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (38,687)          (45,174)          (30,960)          18,255

NET ASSETS:

   Beginning of year                     193,940           295,264         1,011,376          465,351
                                        --------         ---------        ----------         --------
   End of year                          $155,253         $ 250,090        $  980,416         $483,606
                                        ========         =========        ==========         ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $  6,633         $   4,768        $  (14,188)        $ 25,709
   Net realized gain (loss) on
     investments                            (439)               --          (210,773)         (10,458)
   Capital gain distributions from
     mutual funds                             --                --                --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (5,177)               --           318,660           (4,259)
                                        --------         ---------        ----------         --------
Increase (decrease) in net assets
  resulting from operations                1,017             4,768            93,699           10,992
                                        --------         ---------        ----------         --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --                --                --               --
   Administrative charges                   (136)             (201)             (366)            (351)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   (2)             (212)              377             (177)
   Mortality reserve transfers                --                --                --               --
   Contract withdrawals                  (49,097)          (87,639)         (337,409)         (16,555)
   Surrender charges                          --                --                --               --
   Death benefits                             --           (91,689)               --          (13,490)
   Annuity payments                           --                --                --               --
                                        --------         ---------        ----------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (49,235)         (179,741)         (337,398)         (30,573)
                                        --------         ---------        ----------         --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (48,218)         (174,973)         (243,699)         (19,581)

NET ASSETS:

   Beginning of year                     242,158           470,237         1,255,075          484,932
                                        --------         ---------        ----------         --------
   End of year                          $193,940         $ 295,264        $1,011,376         $465,351
                                        ========         =========        ==========         ========

                            See accompanying notes.

                                   VA I - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                     Delaware VIP                      Dreyfus VIF Small
                                    Value Series -   Dreyfus Stock       Company Stock    Fidelity VIP Asset
                                       Standard    Index Fund, Inc. - Portfolio - Initial Manager Portfolio -
                                        class        Initial shares         shares           Initial Class
                                    -------------- ------------------ ------------------- -------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $   14,904      $    11,539         $  (18,363)         $    78,876
   Net realized gain (loss) on
     investments                          95,082           80,211            124,931             (145,847)
   Capital gain distributions from
     mutual funds                         92,583               --            190,891                   --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      699,962          677,305           (174,214)             336,757
                                      ----------      -----------         ----------          -----------
Increase (decrease) in net assets
  resulting from operations              902,531          769,055            123,245              269,786
                                      ----------      -----------         ----------          -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --           16,690              5,230                5,000
   Administrative charges                 (1,883)          (5,758)            (1,224)              (2,741)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   (5)        (386,158)          (245,216)             (31,080)
   Mortality reserve transfers               109              263                 --                   94
   Contract withdrawals                 (431,778)      (1,826,800)          (581,025)          (1,603,641)
   Surrender charges                          --           (8,943)            (4,461)              (7,304)
   Death benefits                        (37,575)         (61,857)            (1,928)             (20,202)
   Annuity payments                       (5,238)          (5,945)                --               (2,430)
                                      ----------      -----------         ----------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (476,370)      (2,278,508)          (828,624)          (1,662,304)
                                      ----------      -----------         ----------          -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 426,161       (1,509,453)          (705,379)          (1,392,518)

NET ASSETS:

   Beginning of year                   4,269,668        6,788,478          1,538,179            5,658,685
                                      ----------      -----------         ----------          -----------
   End of year                        $4,695,829      $ 5,279,025         $  832,800          $ 4,266,167
                                      ==========      ===========         ==========          ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $   22,005      $    13,301         $  (24,417)         $    93,475
   Net realized gain (loss) on
     investments                          38,670         (107,297)           161,198             (201,994)
   Capital gain distributions from
     mutual funds                             --               --             94,228                2,297
   Net change in unrealized
     appreciation (depreciation)
     of investments                      133,072          300,963           (251,813)             234,343
                                      ----------      -----------         ----------          -----------
Increase (decrease) in net assets
  resulting from operations              193,747          206,967            (20,804)             128,121
                                      ----------      -----------         ----------          -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --           24,828                480               11,091
   Administrative charges                 (1,999)          (6,828)            (1,246)              (3,394)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                    3          (68,029)           (32,218)            (164,150)
   Mortality reserve transfers               227              455                 --                  189
   Contract withdrawals                 (280,970)      (1,605,064)          (452,688)          (1,196,919)
   Surrender charges                          --          (16,226)            (8,670)             (16,892)
   Death benefits                       (110,414)         (80,962)                --              (71,153)
   Annuity payments                       (5,027)          (5,415)                --               (2,427)
                                      ----------      -----------         ----------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (398,180)      (1,757,241)          (494,342)          (1,443,655)
                                      ----------      -----------         ----------          -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (204,433)      (1,550,274)          (515,146)          (1,315,534)

NET ASSETS:

   Beginning of year                   4,474,101        8,338,752          2,053,325            6,974,219
                                      ----------      -----------         ----------          -----------
   End of year                        $4,269,668      $ 6,788,478         $1,538,179          $ 5,658,685
                                      ==========      ===========         ==========          ===========

                            See accompanying notes.

                                   VA I - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                       Fidelity VIP                        Fidelity VIP High   Fidelity VIP
                                        Contrafund         Fidelity VIP         Income       Investment Grade
                                    Portfolio - Initial Growth Portfolio -    Portfolio -    Bond Portfolio -
                                           Class          Initial Class      Initial Class    Initial Class
                                    ------------------- ------------------ ----------------- ----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $    (7,668)       $   (36,629)       $   49,204        $   65,850
   Net realized gain (loss) on
     investments                            323,293           (149,983)           60,390           (75,478)
   Capital gain distributions from
     mutual funds                           240,401                 --                --             5,677
   Net change in unrealized
     appreciation (depreciation)
     of investments                        (237,104)           376,679           (15,287)           51,746
                                        -----------        -----------        ----------        ----------
Increase (decrease) in net assets
  resulting from operations                 318,922            190,067            94,307            47,795
                                        -----------        -----------        ----------        ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                11,490             10,360               240                --
   Administrative charges                    (2,809)            (4,108)             (699)           (1,434)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (163,729)          (328,093)         (115,355)         (145,615)
   Mortality reserve transfers                   48                202                --               111
   Contract withdrawals                  (1,026,733)          (782,637)         (428,612)         (730,625)
   Surrender charges                         (3,013)            (2,271)           (3,716)           (2,430)
   Death benefits                           (11,844)           (78,100)               --           (32,171)
   Annuity payments                          (1,879)            (3,456)               --            (5,447)
                                        -----------        -----------        ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,198,469)        (1,188,103)         (548,142)         (917,611)
                                        -----------        -----------        ----------        ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (879,547)          (998,036)         (453,835)         (869,816)

NET ASSETS:

   Beginning of year                      3,717,457          4,256,337         1,183,065         2,505,319
                                        -----------        -----------        ----------        ----------
   End of year                          $ 2,837,910        $ 3,258,301        $  729,230        $1,635,503
                                        ===========        ===========        ==========        ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $   (39,709)       $   (38,479)       $  193,113        $   75,094
   Net realized gain (loss) on
     investments                             82,855           (736,134)           68,061           (55,468)
   Capital gain distributions from
     mutual funds                               671                 --                --            69,955
   Net change in unrealized
     appreciation (depreciation)
     of investments                         473,351            913,415          (254,289)          (67,576)
                                        -----------        -----------        ----------        ----------
Increase (decrease) in net assets
  resulting from operations                 517,168            138,802             6,885            22,005
                                        -----------        -----------        ----------        ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 8,118             12,355             2,240             3,886
   Administrative charges                    (2,814)            (5,248)             (904)           (1,904)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 140,586           (312,421)         (114,507)           87,560
   Mortality reserve transfers                  110                322                --               391
   Contract withdrawals                    (585,861)        (1,506,398)         (369,262)         (946,032)
   Surrender charges                         (5,694)            (6,963)           (2,889)           (8,642)
   Death benefits                           (11,091)           (64,939)           (5,509)          (17,578)
   Annuity payments                          (1,721)            (3,137)               --            (5,665)
                                        -----------        -----------        ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (458,367)        (1,886,429)         (490,831)         (887,984)
                                        -----------        -----------        ----------        ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                     58,801         (1,747,627)         (483,946)         (865,979)

NET ASSETS:

   Beginning of year                      3,658,656          6,003,964         1,667,011         3,371,298
                                        -----------        -----------        ----------        ----------
   End of year                          $ 3,717,457        $ 4,256,337        $1,183,065        $2,505,319
                                        ===========        ===========        ==========        ==========

                            See accompanying notes.

                                   VA I - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                              Sub-accounts
                                    ----------------------------------------------------------------
                                                       Fidelity VIP
                                    Fidelity VIP Money   Overseas      UBS U.S.      UIF Core Plus
                                    Market Portfolio -  Portfolio -   Allocation     Fixed Income
                                      Initial Class    Initial Class  Portfolio   Portfolio - Class I
                                    ------------------ ------------- -----------  -------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $    70,458       $   (744)   $   217,997       $    (79)
   Net realized gain (loss) on
     investments                                --          9,196       (378,886)           (34)
   Capital gain distributions from
     mutual funds                               --          1,406             --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                             --         21,284      1,558,377           (301)
                                       -----------       --------    -----------       --------
Increase (decrease) in net assets
  resulting from operations                 70,458         31,142      1,397,488           (414)
                                       -----------       --------    -----------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               13,200            360          9,889             --
   Administrative charges                   (1,699)          (225)       (32,666)            --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              1,712,820         (8,426)      (328,166)       (34,676)
   Mortality reserve transfers                (840)            --             --             --
   Contract withdrawals                 (1,461,722)       (63,143)    (2,185,649)            --
   Surrender charges                        (6,779)            --         (7,543)            --
   Death benefits                         (257,742)            --       (659,507)            --
   Annuity payments                         (5,250)            --             --           (654)
                                       -----------       --------    -----------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (8,012)       (71,434)    (3,203,642)       (35,330)
                                       -----------       --------    -----------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    62,446        (40,292)    (1,806,154)       (35,744)

NET ASSETS:

   Beginning of year                     2,088,573        227,914     16,474,139         35,744
                                       -----------       --------    -----------       --------
   End of year                         $ 2,151,019       $187,622    $14,667,985       $     --
                                       ===========       ========    ===========       ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $    37,899       $ (1,704)   $    37,387       $  1,034
   Net realized gain (loss) on
     investments                                --         (6,561)      (613,099)            18
   Capital gain distributions from
     mutual funds                               --          1,428             --            268
   Net change in unrealized
     appreciation (depreciation)
     of investments                             --         45,071      1,437,899            (87)
                                       -----------       --------    -----------       --------
Increase (decrease) in net assets
  resulting from operations                 37,899         38,234        862,187          1,233
                                       -----------       --------    -----------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               16,750          1,845          7,931             --
   Administrative charges                   (2,128)          (306)       (36,523)            --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 13,450         (5,783)    (1,419,505)            (1)
   Mortality reserve transfers                  --             --             39             --
   Contract withdrawals                 (1,072,534)       (92,155)    (1,526,266)            --
   Surrender charges                        (4,177)           (37)       (23,402)            --
   Death benefits                               --             --       (280,752)            --
   Annuity payments                             --             --         (5,618)        (2,657)
                                       -----------       --------    -----------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,048,639)       (96,436)    (3,284,096)        (2,658)
                                       -----------       --------    -----------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,010,740)       (58,202)    (2,421,909)        (1,425)

NET ASSETS:

   Beginning of year                     3,099,313        286,116     18,896,048         37,169
                                       -----------       --------    -----------       --------
   End of year                         $ 2,088,573       $227,914    $16,474,139       $ 35,744
                                       ===========       ========    ===========       ========

                            See accompanying notes.

                                   VA I - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                                                                                 Van Eck
                                                        UIF Technology                          Worldwide
                                     UIF Equity Growth   Portfolio -   UIF Value Portfolio - Emerging Markets
                                    Portfolio - Class I    Class I            Class I              Fund
                                    ------------------- -------------- --------------------- ----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)          $    (79)         $    (28)          $    --           $  (5,437)
   Net realized gain (loss) on
     investments                            6,840            (1,190)               --             202,096
   Capital gain distributions from
     mutual funds                              --                --                --              76,334
   Net change in unrealized
     appreciation (depreciation)
     of investments                        (5,965)            2,036                --             (38,375)
                                         --------          --------           -------           ---------
Increase (decrease) in net assets
  resulting from operations                   796               818                --             234,618
                                         --------          --------           -------           ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                --                --               8,390
   Administrative charges                      --                --                --                (701)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (35,239)          (12,794)               --             (34,609)
   Mortality reserve transfers                 --                --                --                  --
   Contract withdrawals                        --                --                --            (170,543)
   Surrender charges                           --                --                --              (1,044)
   Death benefits                              --                --                --             (41,170)
   Annuity payments                          (648)             (233)               --                  --
                                         --------          --------           -------           ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (35,887)          (13,027)               --            (239,677)
                                         --------          --------           -------           ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (35,091)          (12,209)               --              (5,059)

NET ASSETS:

   Beginning of year                       35,091            12,209                --             727,449
                                         --------          --------           -------           ---------
   End of year                           $     --          $     --           $    --           $ 722,390
                                         ========          ========           =======           =========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)          $    (81)         $    (91)          $    --           $  (3,844)
   Net realized gain (loss) on
     investments                              130              (215)              996             102,692
   Capital gain distributions from
     mutual funds                              --                --                --                  --
   Net change in unrealized
     appreciation (depreciation)
     of investments                         4,530               134            (1,018)             64,340
                                         --------          --------           -------           ---------
Increase (decrease) in net assets
  resulting from operations                 4,579              (172)              (22)            163,188
                                         --------          --------           -------           ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                --                --               9,546
   Administrative charges                      --                --                --                (572)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                    (2)               (1)               22             108,686
   Mortality reserve transfers                 --                --                --                  --
   Contract withdrawals                        --                --                --             (62,548)
   Surrender charges                           --                --                --              (1,013)
   Death benefits                              --                --                --                  --
   Annuity payments                        (2,351)             (886)               --                  --
                                         --------          --------           -------           ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (2,353)             (887)               22              54,099
                                         --------          --------           -------           ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    2,226            (1,059)               --             217,287

NET ASSETS:

   Beginning of year                       32,865            13,268                --             510,162
                                         --------          --------           -------           ---------
   End of year                           $ 35,091          $ 12,209           $    --           $ 727,449
                                         ========          ========           =======           =========

                            See accompanying notes.

                                   VA I - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                          Sub-accounts
                                    --------------------------------------------------------
                                       Van Eck                     Vanguard
                                    Worldwide Hard Vanguard 500 Dividend Growth Vanguard GNMA
                                     Assets Fund    Index Fund       Fund           Fund
                                    -------------- ------------ --------------- -------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $  (9,921)     $   285        $   376       $    705
   Net realized gain (loss) on
     investments                        125,187          461            159           (411)
   Capital gain distributions from
     mutual funds                        42,272           --             --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     (22,394)       3,171          4,151            165
                                      ---------      -------        -------       --------
Increase (decrease) in net assets
  resulting from operations             135,144        3,917          4,686            459
                                      ---------      -------        -------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments             6,999           --             --             --
   Administrative charges                  (960)          --             --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              16,906           (1)            (1)          (132)
   Mortality reserve transfers               --           --             --             --
   Contract withdrawals                (156,360)          --             --             --
   Surrender charges                       (410)          --             --             --
   Death benefits                        (3,172)          --             --             --
   Annuity payments                          --       (2,461)        (1,423)        (1,876)
                                      ---------      -------        -------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (136,997)      (2,462)        (1,424)        (2,008)
                                      ---------      -------        -------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (1,853)       1,455          3,262         (1,549)

NET ASSETS:

   Beginning of year                    681,860       27,921         25,533         14,654
                                      ---------      -------        -------       --------
   End of year                        $ 680,007      $29,376        $28,795       $ 13,105
                                      =========      =======        =======       ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $  (5,785)     $   234        $   176       $  1,083
   Net realized gain (loss) on
     investments                         50,224          146             21           (264)
   Capital gain distributions from
     mutual funds                            --           --             --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     174,834          256            974           (290)
                                      ---------      -------        -------       --------
Increase (decrease) in net assets
  resulting from operations             219,273          636          1,171            529
                                      ---------      -------        -------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments             7,700           --             --             --
   Administrative charges                  (692)          --             --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             184,347       20,215         25,030        (16,446)
   Mortality reserve transfers               --           --             --             --
   Contract withdrawals                 (91,694)          --             --             --
   Surrender charges                     (1,475)          --             --             --
   Death benefits                            --           --             --             --
   Annuity payments                          --       (1,230)          (668)        (2,524)
                                      ---------      -------        -------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           98,186       18,985         24,362        (18,970)
                                      ---------      -------        -------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                317,459       19,621         25,533        (18,441)

NET ASSETS:

   Beginning of year                    364,401        8,300             --         33,095
                                      ---------      -------        -------       --------
   End of year                        $ 681,860      $27,921        $25,533       $ 14,654
                                      =========      =======        =======       ========

                            See accompanying notes.

                                   VA I - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                             Sub-accounts
                                    -------------------------------------------------------------
                                                                                        Vanguard
                                                    Vanguard Inflation-   Vanguard    LifeStrategy
                                    Vanguard Health      Protected      International Conservative
                                       Care Fund      Securities Fund    Growth Fund  Growth Fund
                                    --------------- ------------------- ------------- ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $    574          $  3,724          $   201      $   799
   Net realized gain (loss) on
     investments                            991            (2,222)              (6)         445
   Capital gain distributions from
     mutual funds                         2,952                --            1,018           --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       1,811            (2,539)              51        1,784
                                       --------          --------          -------      -------
Increase (decrease) in net assets
  resulting from operations               6,328            (1,037)           1,264        3,028
                                       --------          --------          -------      -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --                --               --           --
   Administrative charges                    --                --               --           --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   2            27,498           12,559           (1)
   Mortality reserve transfers               --                --               --           --
   Contract withdrawals                      --                --               --           --
   Surrender charges                         --                --               --           --
   Death benefits                            --                --               --           --
   Annuity payments                      (7,793)          (10,396)            (680)      (2,960)
                                       --------          --------          -------      -------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (7,791)           17,102           11,879       (2,961)
                                       --------          --------          -------      -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (1,463)           16,065           13,143           67

NET ASSETS:

   Beginning of year                     65,294           140,980               --       32,643
                                       --------          --------          -------      -------
   End of year                         $ 63,831          $157,045          $13,143      $32,710
                                       ========          ========          =======      =======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $    379          $  7,144          $    --      $   693
   Net realized gain (loss) on
     investments                            413                 8               --          315
   Capital gain distributions from
     mutual funds                         2,413               464               --           --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       5,498            (5,476)              --          168
                                       --------          --------          -------      -------
Increase (decrease) in net assets
  resulting from operations               8,703             2,140               --        1,176
                                       --------          --------          -------      -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --                --               --           --
   Administrative charges                    --                --               --           --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (4,121)          124,981               --           --
   Mortality reserve transfers               --                --               --           --
   Contract withdrawals                      --                --               --           --
   Surrender charges                         --                --               --           --
   Death benefits                            --                --               --           --
   Annuity payments                      (7,118)          (10,133)              --       (2,907)
                                       --------          --------          -------      -------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (11,239)          114,848               --       (2,907)
                                       --------          --------          -------      -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (2,536)          116,988               --       (1,731)

NET ASSETS:

   Beginning of year                     67,830            23,992               --       34,374
                                       --------          --------          -------      -------
   End of year                         $ 65,294          $140,980          $    --      $32,643
                                       ========          ========          =======      =======

                            See accompanying notes.

                                   VA I - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                          Sub-accounts
                                    -------------------------------------------------------
                                                                 Vanguard
                                      Vanguard     Vanguard    LifeStrategy   Vanguard Prime
                                    LifeStrategy LifeStrategy Moderate Growth  Money Market
                                    Growth Fund  Income Fund       Fund            Fund
                                    ------------ ------------ --------------- --------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $  2,440     $  6,747      $ 18,020         $  185
   Net realized gain (loss) on
     investments                         2,586          468         8,673             --
   Capital gain distributions from
     mutual funds                           --        1,067            --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     17,431        5,950        74,510             --
                                      --------     --------      --------         ------
Increase (decrease) in net assets
  resulting from operations             22,457       14,232       101,203            185
                                      --------     --------      --------         ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --           --            --             --
   Administrative charges                   --           --            --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             25,382       47,212       146,909             (1)
   Mortality reserve transfers              --           --            --             --
   Contract withdrawals                     --           --            --             --
   Surrender charges                        --           --            --             --
   Death benefits                           --           --            --             --
   Annuity payments                    (11,272)     (14,889)      (69,517)          (396)
                                      --------     --------      --------         ------
Increase (decrease) in net assets
  resulting from principal
  transactions                          14,110       32,323        77,392           (397)
                                      --------     --------      --------         ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                36,567       46,555       178,595           (212)

NET ASSETS:

   Beginning of year                   131,498      175,492       728,358          4,689
                                      --------     --------      --------         ------
   End of year                        $168,065     $222,047      $906,953         $4,477
                                      ========     ========      ========         ======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $  1,899     $  4,789      $ 13,783         $  107
   Net realized gain (loss) on
     investments                         1,299          240         3,077             --
   Capital gain distributions from
     mutual funds                           --           --            --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      5,813         (509)       30,142             --
                                      --------     --------      --------         ------
Increase (decrease) in net assets
  resulting from operations              9,011        4,520        47,002            107
                                      --------     --------      --------         ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --           --            --             --
   Administrative charges                   --           --            --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             35,118       34,725       438,763             --
   Mortality reserve transfers              --           --            --             --
   Contract withdrawals                     --           --            --             --
   Surrender charges                        --           --            --             --
   Death benefits                           --           --            --             --
   Annuity payments                     (9,205)     (12,205)      (49,780)          (403)
                                      --------     --------      --------         ------
Increase (decrease) in net assets
  resulting from principal
  transactions                          25,913       22,520       388,983           (403)
                                      --------     --------      --------         ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                34,924       27,040       435,985           (296)

NET ASSETS:

   Beginning of year                    96,574      148,452       292,373          4,985
                                      --------     --------      --------         ------
   End of year                        $131,498     $175,492      $728,358         $4,689
                                      ========     ========      ========         ======

                            See accompanying notes.

                                   VA I - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                            Sub-accounts
                                    -----------------------------------------------------------
                                                  Vanguard Small- Vanguard Small- Vanguard Total
                                      Vanguard      Cap Growth    Cap Value Index  Bond Market
                                    PRIMECAP Fund   Index Fund         Fund         Index Fund
                                    ------------- --------------- --------------- --------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $   (4)        $   (92)        $   327         $  355
   Net realized gain (loss) on
     investments                           88             150             173            (38)
   Capital gain distributions from
     mutual funds                         173              --              --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        83           2,023           3,381            (26)
                                       ------         -------         -------         ------
Increase (decrease) in net assets
  resulting from operations               340           2,081           3,881            291
                                       ------         -------         -------         ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments              --              --              --             --
   Administrative charges                  --              --              --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (1)             --           8,371             (2)
   Mortality reserve transfers             --              --              --             --
   Contract withdrawals                    --              --              --             --
   Surrender charges                       --              --              --             --
   Death benefits                          --              --              --             --
   Annuity payments                      (270)         (1,727)         (2,190)          (760)
                                       ------         -------         -------         ------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (271)         (1,727)          6,181           (762)
                                       ------         -------         -------         ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   69             354          10,062           (471)

NET ASSETS:

   Beginning of year                    3,075          19,396          18,989          8,898
                                       ------         -------         -------         ------
   End of year                         $3,144         $19,750         $29,051         $8,427
                                       ======         =======         =======         ======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $   (4)        $     5         $   294         $  339
   Net realized gain (loss) on
     investments                           61              (2)            (11)           (17)
   Capital gain distributions from
     mutual funds                          87              --              --              2
   Net change in unrealized
     appreciation (depreciation)
     of investments                        76             317            (377)          (173)
                                       ------         -------         -------         ------
Increase (decrease) in net assets
  resulting from operations               220             320             (94)           151
                                       ------         -------         -------         ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments              --              --              --             --
   Administrative charges                  --              --              --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (2)         19,622          19,623             (1)
   Mortality reserve transfers             --              --              --             --
   Contract withdrawals                    --              --              --             --
   Surrender charges                       --              --              --             --
   Death benefits                          --              --              --             --
   Annuity payments                      (247)           (546)           (540)          (787)
                                       ------         -------         -------         ------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (249)         19,076          19,083           (788)
                                       ------         -------         -------         ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (29)         19,396          18,989           (637)

NET ASSETS:

   Beginning of year                    3,104              --              --          9,535
                                       ------         -------         -------         ------
   End of year                         $3,075         $19,396         $18,989         $8,898
                                       ======         =======         =======         ======

                            See accompanying notes.

                                   VA I - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                             Sub-accounts
                                    -------------------------------------------------------------
                                    Vanguard Total
                                    International                                    Vanguard VIF
                                     Stock Index   Vanguard U.S.    Vanguard VIF    Capital Growth
                                         Fund       Growth Fund  Balanced Portfolio   Portfolio
                                    -------------- ------------- ------------------ --------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $  5,320       $  (13)        $   66,768        $     86
   Net realized gain (loss) on
     investments                         12,477           52             56,248           1,968
   Capital gain distributions from
     mutual funds                            --           --            105,934           5,001
   Net change in unrealized
     appreciation (depreciation)
     of investments                      49,188           --            289,088           7,392
                                       --------       ------         ----------        --------
Increase (decrease) in net assets
  resulting from operations              66,985           39            518,038          14,447
                                       --------       ------         ----------        --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --           --                 --              --
   Administrative charges                    --           --                 --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  (5)          (1)           903,940          59,969
   Mortality reserve transfers               --           --                 --              --
   Contract withdrawals                      --           --             (5,104)         (2,573)
   Surrender charges                         --           --                 --              --
   Death benefits                            --           --                 --              --
   Annuity payments                     (37,032)        (402)          (267,719)         (8,209)
                                       --------       ------         ----------        --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (37,037)        (403)           631,117          49,187
                                       --------       ------         ----------        --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 29,948         (364)         1,149,155          63,634

NET ASSETS:

   Beginning of year                    277,301        4,948          3,418,895         114,085
                                       --------       ------         ----------        --------
   End of year                         $307,249       $4,584         $4,568,050        $177,719
                                       ========       ======         ==========        ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $  4,220       $  (26)        $   37,481        $     47
   Net realized gain (loss) on
     investments                          6,276           22             15,815             379
   Capital gain distributions from
     mutual funds                            --           --             31,647             456
   Net change in unrealized
     appreciation (depreciation)
     of investments                      27,382          472             89,688           4,132
                                       --------       ------         ----------        --------
Increase (decrease) in net assets
  resulting from operations              37,878          468            174,631           5,014
                                       --------       ------         ----------        --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --           --                 --              --
   Administrative charges                    --           --                 --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  (4)          (2)         1,542,636          45,242
   Mortality reserve transfers               --           --                 --              --
   Contract withdrawals                      --           --                 --              --
   Surrender charges                         --           --                 --              --
   Death benefits                            --           --                 --              --
   Annuity payments                     (32,239)        (393)          (146,923)         (3,382)
                                       --------       ------         ----------        --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (32,243)        (395)         1,395,713          41,860
                                       --------       ------         ----------        --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  5,635           73          1,570,344          46,874

NET ASSETS:

   Beginning of year                    271,666        4,875          1,848,551          67,211
                                       --------       ------         ----------        --------
   End of year                         $277,301       $4,948         $3,418,895        $114,085
                                       ========       ======         ==========        ========

                            See accompanying notes.

                                   VA I - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                          Sub-accounts
                                    --------------------------------------------------------
                                      Vanguard VIF    Vanguard VIF  Vanguard VIF Vanguard VIF
                                    Diversified Value Equity Income Equity Index    Growth
                                        Portfolio       Portfolio    Portfolio    Portfolio
                                    ----------------- ------------- ------------ ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $  4,479        $  6,752      $  3,591     $  (125)
   Net realized gain (loss) on
     investments                          24,671           1,848         1,982       3,061
   Capital gain distributions from
     mutual funds                          4,156          14,681        20,165          --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       27,932          57,312        15,875      (3,110)
                                        --------        --------      --------     -------
Increase (decrease) in net assets
  resulting from operations               61,238          80,593        41,613        (174)
                                        --------        --------      --------     -------

PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --              --            --          --
   Administrative charges                     --              --            --          --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               49,433         262,872       223,153       4,680
   Mortality reserve transfers                --              --            --          --
   Contract withdrawals                       --          (5,100)           --      (2,613)
   Surrender charges                          --              --            --          --
   Death benefits                             --              --            --          --
   Annuity payments                      (29,973)        (26,176)      (34,080)     (4,145)
                                        --------        --------      --------     -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            19,460         231,596       189,073      (2,078)
                                        --------        --------      --------     -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  80,698         312,189       230,686      (2,252)

NET ASSETS:

   Beginning of year                     365,768         312,037       200,108      62,536
                                        --------        --------      --------     -------
   End of year                          $446,466        $624,226      $430,794     $60,284
                                        ========        ========      ========     =======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $  2,019        $  3,672      $  1,201     $   (57)
   Net realized gain (loss) on
     investments                           2,941             585           393         125
   Capital gain distributions from
     mutual funds                             --          11,425         4,189          --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       15,043          (5,964)       (1,288)      2,769
                                        --------        --------      --------     -------
Increase (decrease) in net assets
  resulting from operations               20,003           9,718         4,495       2,837
                                        --------        --------      --------     -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --              --            --          --
   Administrative charges                     --              --            --          --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              180,326         112,879       102,034      46,315
   Mortality reserve transfers                --              --            --          --
   Contract withdrawals                       --              --            --          --
   Surrender charges                          --              --            --          --
   Death benefits                             --              --            --          --
   Annuity payments                      (19,018)        (14,887)       (9,690)     (1,375)
                                        --------        --------      --------     -------
Increase (decrease) in net assets
  resulting from principal
  transactions                           161,308          97,992        92,344      44,940
                                        --------        --------      --------     -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 181,311         107,710        96,839      47,777

NET ASSETS:

   Beginning of year                     184,457         204,327       103,269      14,759
                                        --------        --------      --------     -------
   End of year                          $365,768        $312,037      $200,108     $62,536
                                        ========        ========      ========     =======

                            See accompanying notes.

                                   VA I - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                           Sub-accounts
                                    ----------------------------------------------------------
                                     Vanguard VIF  Vanguard VIF  Vanguard VIF Mid- Vanguard VIF
                                      High Yield   International     Cap Index     Money Market
                                    Bond Portfolio   Portfolio       Portfolio      Portfolio
                                    -------------- ------------- ----------------- ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $ 14,761     $    1,908       $  1,309      $     9,495
   Net realized gain (loss) on
     investments                            (91)        29,714          5,133              233
   Capital gain distributions from
     mutual funds                            --          4,201         10,869               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       1,555        102,413         20,689               --
                                       --------     ----------       --------      -----------
Increase (decrease) in net assets
  resulting from operations              16,225        138,236         38,000            9,728
                                       --------     ----------       --------      -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --             --             --        4,553,790
   Administrative charges                    --             --             --               --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             208,048        949,901         48,844       (4,592,329)
   Mortality reserve transfers               --             --             --               --
   Contract withdrawals                      --        (10,630)            --               --
   Surrender charges                         --             --             --               --
   Death benefits                            --             --             --               --
   Annuity payments                     (22,841)       (41,626)       (18,012)            (713)
                                       --------     ----------       --------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          185,207        897,645         30,832          (39,252)
                                       --------     ----------       --------      -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                201,432      1,035,881         68,832          (29,524)

NET ASSETS:

   Beginning of year                    175,469        442,368        255,367           33,823
                                       --------     ----------       --------      -----------
   End of year                         $376,901     $1,478,249       $324,199      $     4,299
                                       ========     ==========       ========      ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $    392     $       (3)      $    (73)     $     4,190
   Net realized gain (loss) on
     investments                            105          3,999          1,656               --
   Capital gain distributions from
     mutual funds                            --             --             --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       4,749         47,290         18,790               --
                                       --------     ----------       --------      -----------
Increase (decrease) in net assets
  resulting from operations               5,246         51,286         20,373            4,190
                                       --------     ----------       --------      -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --             --             --        4,368,826
   Administrative charges                    --             --             --               --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             163,106        330,890        184,977       (4,336,697)
   Mortality reserve transfers               --             --             --               --
   Contract withdrawals                      --             --             --               --
   Surrender charges                         --             --             --               --
   Death benefits                            --             --             --               --
   Annuity payments                      (9,966)       (18,254)        (8,622)          (6,929)
                                       --------     ----------       --------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          153,140        312,636        176,355           25,200
                                       --------     ----------       --------      -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                158,386        363,922        196,728           29,390

NET ASSETS:

   Beginning of year                     17,083         78,446         58,639            4,433
                                       --------     ----------       --------      -----------
   End of year                         $175,469     $  442,368       $255,367      $    33,823
                                       ========     ==========       ========      ===========

                            See accompanying notes.

                                   VA I - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                            Sub-accounts
                                    ------------------------------------------------------------
                                                    Vanguard VIF                     Vanguard VIF
                                    Vanguard VIF     Short-Term       Vanguard VIF    Total Bond
                                     REIT Index  Investment - Grade  Small Company   Market Index
                                     Portfolio       Portfolio      Growth Portfolio  Portfolio
                                    ------------ ------------------ ---------------- ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $  4,335        $  2,192          $   (289)      $ 13,170
   Net realized gain (loss) on
     investments                        20,500             (79)            1,162         (3,029)
   Capital gain distributions from
     mutual funds                       19,337              --             8,216             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     56,722           2,425              (305)         4,656
                                      --------        --------          --------       --------
Increase (decrease) in net assets
  resulting from operations            100,894           4,538             8,784         14,797
                                      --------        --------          --------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --              --                --             --
   Administrative charges                   --              --                --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                            153,921          90,978           103,853        105,626
   Mortality reserve transfers              --              --                --             --
   Contract withdrawals                     --          (5,047)           (2,539)            --
   Surrender charges                        --              --                --             --
   Death benefits                           --              --                --             --
   Annuity payments                    (25,812)         (9,333)           (9,532)       (34,083)
                                      --------        --------          --------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                         128,109          76,598            91,782         71,543
                                      --------        --------          --------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                               229,003          81,136           100,566         86,340

NET ASSETS:

   Beginning of year                   215,845          64,706            71,527        358,440
                                      --------        --------          --------       --------
   End of year                        $444,848        $145,842          $172,093       $444,780
                                      ========        ========          ========       ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $  1,556        $  1,222          $   (312)      $  9,705
   Net realized gain (loss) on
     investments                         4,554             (12)              666         (3,810)
   Capital gain distributions from
     mutual funds                        5,167              --             2,319          2,006
   Net change in unrealized
     appreciation (depreciation)
     of investments                      8,574             (90)            3,283         (2,415)
                                      --------        --------          --------       --------
Increase (decrease) in net assets
  resulting from operations             19,851           1,120             5,956          5,486
                                      --------        --------          --------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --              --                --             --
   Administrative charges                   --              --                --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                            129,558          20,261            23,973        173,397
   Mortality reserve transfers              --              --                --             --
   Contract withdrawals                     --              --                --             --
   Surrender charges                        --              --                --             --
   Death benefits                           --              --                --             --
   Annuity payments                    (11,061)         (5,894)           (5,847)       (24,953)
                                      --------        --------          --------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                         118,497          14,367            18,126        148,444
                                      --------        --------          --------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                               138,348          15,487            24,082        153,930

NET ASSETS:

   Beginning of year                    77,497          49,219            47,445        204,510
                                      --------        --------          --------       --------
   End of year                        $215,845        $ 64,706          $ 71,527       $358,440
                                      ========        ========          ========       ========

                            See accompanying notes.

                                   VA I - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                       Sub-accounts
                                    --------------------------------------------------
                                       Vanguard VIF
                                          Total
                                    Stock Market Index    Vanguard     Vanguard Windsor
                                        Portfolio      Wellington Fund       Fund
                                    ------------------ --------------- ----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $    5,473        $  2,904          $   22
   Net realized gain (loss) on
     investments                            28,941           1,026              48
   Capital gain distributions from
     mutual funds                           99,647           5,332             237
   Net change in unrealized
     appreciation (depreciation)
     of investments                         59,498           7,338             197
                                        ----------        --------          ------
Increase (decrease) in net assets
  resulting from operations                193,559          16,600             504
                                        ----------        --------          ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                   --              --              --
   Administrative charges                       --              --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              1,062,152             334              (1)
   Mortality reserve transfers                  --              --              --
   Contract withdrawals                    (17,926)             --              --
   Surrender charges                            --              --              --
   Death benefits                               --              --              --
   Annuity payments                       (134,634)        (11,408)           (254)
                                        ----------        --------          ------
Increase (decrease) in net assets
  resulting from principal
  transactions                             909,592         (11,074)           (255)
                                        ----------        --------          ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 1,103,151           5,526             249

NET ASSETS:

   Beginning of year                     1,098,862         123,215           2,872
                                        ----------        --------          ------
   End of year                          $2,202,013        $128,741          $3,121
                                        ==========        ========          ======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $    3,575        $  2,099          $   20
   Net realized gain (loss) on
     investments                            13,509             507              41
   Capital gain distributions from
     mutual funds                           12,524           3,798             240
   Net change in unrealized
     appreciation (depreciation)
     of investments                         32,918           2,992            (185)
                                        ----------        --------          ------
Increase (decrease) in net assets
  resulting from operations                 62,526           9,396             116
                                        ----------        --------          ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                   --              --              --
   Administrative charges                       --              --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                451,339         119,004              (1)
   Mortality reserve transfers                  --              --              --
   Contract withdrawals                         --              --              --
   Surrender charges                            --              --              --
   Death benefits                               --              --              --
   Annuity payments                        (96,261)         (8,136)           (239)
                                        ----------        --------          ------
Increase (decrease) in net assets
  resulting from principal
  transactions                             355,078         110,868            (240)
                                        ----------        --------          ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   417,604         120,264            (124)

NET ASSETS:

   Beginning of year                       681,258           2,951           2,996
                                        ----------        --------          ------
   End of year                          $1,098,862        $123,215          $2,872
                                        ==========        ========          ======

                            See accompanying notes.

                                   VA I - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account I (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. New contracts for the following products are available for sale by the Account:
Group and Individual Immediate Variable Annuity ("GIVA") and Vanguard Lifetime Income Program Group and Individual Immediate Variable Annuity ("Vanguard SPIA"). New contracts for the following products are no longer available for sale by the Account: Ovation, Ovation Plus, Ovation Advisor, Gallery, Variable Annuity, Paradigm, Trilogy, and Profile. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds ("AIM
  V.I."):                                American Funds(R):
   AIM V.I. Capital Appreciation Fund -
     Series I                               American Funds(R) AMCAP Fund(R) (1)
   AIM V.I. International Growth Fund -     American Funds(R) The Bond Fund of
     Series I                                 America(SM) (1)
                                            American Funds(R) Capital World
                                              Growth and Income Fund,(SM) Inc.
                                              (1)
The AllianceBernstein Growth Funds
("AllianceBernstein"):                      American Funds(R) EuroPacific Growth
                                              Fund(R) (1)
   AllianceBernstein Large Cap Growth       American Funds(R) The Investment
     Fund - Class A (1)                       Company of America(R) (1)
                                            American Funds(R) The New Economy
                                              Fund(R) (1)
                                            American Funds(R) SMALLCAP World
                                              Fund(R) (1)
AllianceBernstein Variable Products
Series Funds, Inc.("AllianceBernstein"):
   AllianceBernstein Americas
     Government Income Portfolio -          American Funds(R) Washington Mutual
     Class A                                  Investors Fund,(SM) Inc. (1)
   AllianceBernstein Balanced Shares
     Portfolio - Class A (10)
   AllianceBernstein Global Bond            BlackRock Variable Series Funds,
     Portfolio - Class A                      Inc. ("BlackRock"): (2) (14)
   AllianceBernstein Global Dollar          BlackRock Basic Value V.I. Fund -
     Government Portfolio - Class A           Class I (3) (14)
   AllianceBernstein Global Technology      BlackRock Bond V.I. Fund - Class I
     Portfolio - Class A (6)                  (3) (14) (15)
   AllianceBernstein Global Technology      BlackRock Money Market V.I. Fund -
     Portfolio - Class B (6)                  Class I (3) (14) (16)
   AllianceBernstein Growth and Income      BlackRock Global Allocation V.I.
     Portfolio - Class A                      Fund - Class I (3) (14)
   AllianceBernstein Growth and Income      BlackRock Global Growth V.I. Fund -
     Portfolio - Class B                      Class I (3) (14)
   AllianceBernstein Growth Portfolio -     BlackRock High Income V.I. Fund -
     Class A                                  Class I (3) (14) (17)
   AllianceBernstein Growth Portfolio -     BlackRock International Value V.I.
     Class B                                  Fund - Class I (3) (14)
   AllianceBernstein High Yield             BlackRock Large Cap Core V.I. Fund -
     Portfolio - Class A                      Class I (3) (14)
   AllianceBernstein International          BlackRock Large Cap Growth V.I. Fund
     Growth Portfolio - Class A (11)          - Class I (3) (14)
   AllianceBernstein International          BlackRock Utilities and
     Research Growth Portfolio - Class        Telecommunications V.I. Fund -
     A (9)                                    Class I (3) (14)
   AllianceBernstein International          BlackRock Value Opportunities V.I.
     Value Portfolio - Class A                Fund - Class I (3) (14)
   AllianceBernstein Large Cap Growth
     Portfolio - Class A (4)
   AllianceBernstein Large Cap Growth
     Portfolio - Class B (4)             Columbia Funds Trust I ("Columbia"):
   AllianceBernstein Money Market           Columbia High Yield Opportunity Fund
     Portfolio - Class A                      (1) (8)
   AllianceBernstein Money Market
     Portfolio - Class B
   AllianceBernstein Real Estate
     Investment Portfolio - Class A      Columbia Funds Trust VII ("Columbia"):
   AllianceBernstein Small Cap Growth
     Portfolio - Class A                    Columbia Newport Tiger Fund (1) (8)
   AllianceBernstein Small/Mid Cap
     Value Portfolio - Class A (5)
   AllianceBernstein U.S.
     Government/High Grade Securities
     Portfolio - Class A                 Delaware VIP Trust ("Delaware VIP"):
   AllianceBernstein U.S.
     Government/High Grade Securities       Delaware VIP Balanced Series -
     Portfolio - Class B                      Standard class
   AllianceBernstein U.S. Large Cap         Delaware VIP Capital Reserves Series
     Blended Style Portfolio - Class B        - Standard class
   AllianceBernstein Utility Income         Delaware VIP Cash Reserve Series -
     Portfolio - Class A                      Standard class
   AllianceBernstein Value Portfolio -      Delaware VIP Growth Opportunities
     Class B                                  Series - Standard class
                                            Delaware VIP High Yield Series -
                                              Standard class
                                            Delaware VIP Value Series - Standard
                                              class


                                   VA I - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Dreyfus Stock Index Fund, Inc. - Initial shares                     The Universal Institutional Funds, Inc. ("UIF") - continued:
                                                                       UIF Technology Portfolio - Class I (13)
Dreyfus Variable Investment Fund ("Dreyfus VIF"):                      UIF Value Portfolio - Class I
   Dreyfus VIF Small Company Stock Portfolio - Initial shares
                                                                    Van Eck Worldwide Insurance Trust ("Van Eck"):
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP"):           Van Eck Worldwide Emerging Markets Fund
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class         Van Eck Worldwide Hard Assets Fund
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
   Fidelity(R) VIP Growth Portfolio - Initial Class                 The Vanguard Group(R) ("Vanguard(R)"):
   Fidelity(R) VIP High Income Portfolio - Initial Class               Vanguard(R) 500 Index Fund
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class     Vanguard(R) Dividend Growth Fund
   Fidelity(R) VIP Money Market Portfolio - Initial Class              Vanguard(R) GNMA Fund
   Fidelity(R) VIP Overseas Portfolio - Initial Class                  Vanguard(R) Health Care Fund
                                                                       Vanguard(R) Inflation-Protected Securities Fund
Franklin(R) Templeton(R) Investments ("Franklin"):                     Vanguard(R) International Growth Fund (7)
   Franklin Gold and Precious Metals Fund - Class A (1)                Vanguard(R) LifeStrategy(R) Conservative Growth Fund
   Franklin Mutual Financial Services Fund - Class A (1)               Vanguard(R) LifeStrategy(R) Growth Fund
   Franklin Templeton Foreign Fund - Class A (1)                       Vanguard(R) LifeStrategy(R) Income Fund
                                                                       Vanguard(R) LifeStrategy(R) Moderate Growth Fund
MFS(R) Mutual Funds ("MFS(R)"):                                        Vanguard(R) Prime Money Market Fund
   MFS(R) Emerging Growth Fund (1)                                     Vanguard(R) PRIMECAP Fund
   MFS(R) New Discovery Fund (1)                                       Vanguard(R) Small-Cap Growth Index Fund
   MFS(R) Research Fund (1)                                            Vanguard(R) Small-Cap Value Index Fund
                                                                       Vanguard(R) Total Bond Market Index Fund
OppenheimerFunds(R) ("Oppenheimer"):                                   Vanguard(R) Total International Stock Index Fund
   Oppenheimer Centennial Money Market Trust - Class A (1)             Vanguard(R) U.S. Growth Fund
   Oppenheimer International Bond Fund - Class A (1)                   Vanguard(R) Wellington(TM) Fund
   Oppenheimer Strategic Income Fund - Class A (1)                     Vanguard(R) Windsor(TM) Fund

Putnam Investments:
                                                                    Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF"):
   Putnam Discovery Growth Fund - Class A (1)                          Vanguard(R) VIF Balanced Portfolio
   Putnam Health Sciences Trust - Class A (1)                          Vanguard(R) VIF Capital Growth Portfolio
   Putnam International Capital Opportunities Fund - Class A
     (1)                                                               Vanguard(R) VIF Diversified Value Portfolio
   Putnam Voyager Fund - Class A (1)                                   Vanguard(R) VIF Equity Income Portfolio
   The Putnam Fund for Growth and Income - Class A (1)                 Vanguard(R) VIF Equity Index Portfolio
                                                                       Vanguard(R) VIF Growth Portfolio
UBS Series Trust ("UBS"):                                              Vanguard(R) VIF High Yield Bond Portfolio
   UBS U.S. Allocation Portfolio                                       Vanguard(R) VIF International Portfolio
                                                                       Vanguard(R) VIF Mid-Cap Index Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                       Vanguard(R) VIF Money Market Portfolio
   UIF Core Plus Fixed Income Portfolio - Class I                      Vanguard(R) VIF REIT Index Portfolio
   UIF Equity Growth Portfolio - Class I                               Vanguard(R) VIF Short-Term Investment-Grade Portfolio
   UIF International Magnum Portfolio - Class I (1)                    Vanguard(R) VIF Small Company Growth Portfolio
   UIF Mid Cap Growth Portfolio - Class I (1)                          Vanguard(R) VIF Total Bond Market Index Portfolio
   UIF Money Market Portfolio - Class I (1) (12)                       Vanguard(R) VIF Total Stock Market Index Portfolio

--------
(1)   Sub-accounts had no activity.
(2) Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(3) Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.


                                   VA I - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(4) Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A and AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.
(5)   Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio -
      Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
(6) Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.
(7) Effective May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option.
(8) Effective July 1, 2005, Columbia High Yield Opportunity Fund and Columbia Newport Tiger Fund are no longer offered as investment options.
(9) Effective February 1, 2006, AllianceBernstein International Portfolio - Class A changed its name to AllianceBernstein International Research Growth Portfolio - Class A.
(10) Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class A changed its name to AllianceBernstein Balanced Shares Portfolio - Class A.
(11) Effective February 1, 2006, AllianceBernstein Worldwide Privatization Portfolio - Class A changed its name to AllianceBernstein International Growth Portfolio - Class A.
(12) Effective April 28, 2006, UIF Money Market Portfolio - Class I was closed and liquidated.
(13) Effective April 28, 2006, UIF Technology Portfolio - Class I was closed and liquidated.
(14) Effective October 2, 2006, Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc., the FAM Variable Series Funds, Inc. changed its name to BlackRock Variable Series Funds, Inc. and the Mercury funds changed their names to Black Rock funds.
(15) Effective October 2, 2006, Mercury Core Bond V.I. Fund - Class I changed its name to BlackRock Bond V.I. Fund - Class I.
(16)  Effective October 2, 2006, Mercury Domestic Money Market V.I. Fund -
      Class I changed its name to BlackRock Money Market V.I. Fund - Class I.
(17)  Effective October 2, 2006, Mercury High Current Income V.I. Fund - Class
      I changed its name to BlackRock High Income V.I. Fund - Class I.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

                                   VA I - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% or 5.0% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Sub-accounts. A summary of the charges by contract follows:


                                   VA I - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

                 Mortality & Expense Risk and
                    Administrative Charges
Contracts            Maximum Annual Rate
---------        ----------------------------
Gallery                      1.40%
Ovation                      1.40%
Ovation Advisor              1.40%
Ovation Plus                 1.40%
Paradigm                     1.40%
Profile                      1.40%
GIVA                         1.25%
Trilogy                      1.40%
Vanguard SPIA                0.52%
Variable Annuity             1.40%

Accidental death benefit charges - Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk and administrative charges line of the Statement of Operations.

Annual administrative fee - An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and GIVA products are not subject to the annual administrative expense charge. Annual fees are included with administrative charges in the Statement of Changes in Net Assets under principal transactions.

Distribution charges - Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

Death benefit rider charges - The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

Transfer charges - A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and GIVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from
(to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.


                                   VA I - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

Surrender charge - In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and GIVA products are not subjected to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25. The surrender charges and partial withdrawals are paid by redemption of units outstanding. The surrender charges and partial withdrawals are included with surrender charges in the Statement of Changes in Net Assets under principal transactions.


                                   VA I - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                          Cost of    Proceeds
Sub-accounts                                             Purchases  from Sales
------------                                            ----------- -----------
AIM V.I. Capital Appreciation Fund - Series I           $     3,670 $   327,095
AIM V.I. International Growth Fund - Series I               159,387     722,458
AllianceBernstein Americas Government Income Portfolio
  - Class A                                               5,250,541  11,514,562
AllianceBernstein Balanced Shares Portfolio - Class A    12,217,628  30,958,873
AllianceBernstein Global Bond Portfolio - Class A         2,182,276   4,016,755
AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                 7,546,694   6,682,591
AllianceBernstein Global Technology Portfolio - Class A     140,119  16,970,341
AllianceBernstein Global Technology Portfolio - Class B   2,479,022   7,554,565
AllianceBernstein Growth and Income Portfolio - Class A  14,253,177  65,169,823
AllianceBernstein Growth and Income Portfolio - Class B  12,047,664  30,483,209
AllianceBernstein Growth Portfolio - Class A                825,655  24,116,285
AllianceBernstein Growth Portfolio - Class B              2,200,269  11,709,582
AllianceBernstein High Yield Portfolio - Class A          4,570,189   7,537,468
AllianceBernstein International Growth Portfolio -
  Class A                                                11,287,587  15,200,208
AllianceBernstein International Research Growth
  Portfolio - Class A                                     5,378,553  15,310,449
AllianceBernstein International Value Portfolio -
  Class A                                                12,780,125   9,675,766
AllianceBernstein Large Cap Growth Portfolio - Class A    1,908,404  38,568,050
AllianceBernstein Large Cap Growth Portfolio - Class B    4,061,590  13,855,459
AllianceBernstein Money Market Portfolio - Class A       24,015,010  25,132,472
AllianceBernstein Money Market Portfolio - Class B       14,834,426  16,725,197
AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                11,883,801  14,499,784
AllianceBernstein Small Cap Growth Portfolio - Class A 9,049,210 14,780,485 AllianceBernstein Small/Mid Cap Value Portfolio -
  Class A                                                 8,085,384  15,143,638
AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class A                          8,892,702  18,438,979
AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class B                            214,183     474,739
AllianceBernstein U.S. Large Cap Blended Style
  Portfolio - Class B                                     1,181,413   1,025,207
AllianceBernstein Utility Income Portfolio - Class A      7,397,462  11,482,638
AllianceBernstein Value Portfolio - Class B               7,236,867  15,655,423
BlackRock Basic Value V.I. Fund - Class I                   864,745   1,351,716
BlackRock Bond V.I. Fund - Class I                           17,345      10,947
BlackRock Money Market V.I. Fund - Class I                  168,810      78,367
BlackRock Global Allocation V.I. Fund - Class I             694,178     269,960
BlackRock Global Growth V.I. Fund - Class I                   5,762     104,701
BlackRock High Income V.I. Fund - Class I                    33,923      95,162
BlackRock International Value V.I. Fund - Class I           460,631     558,516
BlackRock Large Cap Core V.I. Fund - Class I                522,314     423,871
BlackRock Large Cap Growth V.I. Fund - Class I               89,724      67,819
BlackRock Utilities and Telecommunications V.I. Fund -
  Class I                                                    60,234     106,489
BlackRock Value Opportunities V.I. Fund - Class I           603,700     803,664
Delaware VIP Balanced Series - Standard class                25,573      69,662
Delaware VIP Capital Reserves Series - Standard class         8,449      47,076
Delaware VIP Cash Reserve Series - Standard class           101,604     146,788
Delaware VIP Growth Opportunities Series - Standard
  class                                                      90,921     181,312
Delaware VIP High Yield Series - Standard class              73,454      81,200
Delaware VIP Value Series - Standard class                  162,896     531,780
Dreyfus Stock Index Fund, Inc. - Initial shares             102,695   2,369,663
Dreyfus VIF Small Company Stock Portfolio - Initial
  shares                                                    237,878     893,974
Fidelity VIP Asset Manager Portfolio - Initial Class        238,615   1,822,044
Fidelity VIP Contrafund Portfolio - Initial Class           472,752   1,438,489
Fidelity VIP Growth Portfolio - Initial Class                28,390   1,253,122
Fidelity VIP High Income Portfolio - Initial Class          284,991     783,928


                                   VA I - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of    Proceeds
Sub-accounts                                              Purchases  from Sales
------------                                              ---------- ----------
Fidelity VIP Investment Grade Bond Portfolio - Initial
  Class                                                   $  206,659 $1,052,744
Fidelity VIP Money Market Portfolio - Initial Class        1,904,871  1,842,425
Fidelity VIP Overseas Portfolio - Initial Class                9,136     79,907
UBS U.S. Allocation Portfolio                                830,619  3,816,264
UIF Core Plus Fixed Income Portfolio - Class I                    --     35,409
UIF Equity Growth Portfolio - Class I                             --     35,966
UIF Technology Portfolio - Class I                                --     13,056
Van Eck Worldwide Emerging Markets Fund                      211,698    380,479
Van Eck Worldwide Hard Assets Fund                           188,792    293,437
Vanguard 500 Index Fund                                          499      2,675
Vanguard Dividend Growth Fund                                    514      1,562
Vanguard GNMA Fund                                             9,221     10,523
Vanguard Health Care Fund                                      3,862      8,127
Vanguard Inflation-Protected Securities Fund                  66,111     45,284
Vanguard International Growth Fund                            13,842        741
Vanguard LifeStrategy Conservative Growth Fund                 1,042      3,203
Vanguard LifeStrategy Growth Fund                             28,608     12,059
Vanguard LifeStrategy Income Fund                             56,167     16,029
Vanguard LifeStrategy Moderate Growth Fund                   168,411     72,997
Vanguard Prime Money Market Fund                                 219        430
Vanguard PRIMECAP Fund                                           192        294
Vanguard Small-Cap Growth Index Fund                              56      1,875
Vanguard Small-Cap Value Index Fund                            8,881      2,373
Vanguard Total Bond Market Index Fund                            419        824
Vanguard Total International Stock Index Fund                  6,838     38,555
Vanguard U.S. Growth Fund                                         22        437
Vanguard VIF Balanced Portfolio                            1,293,965    490,146
Vanguard VIF Capital Growth Portfolio                         65,476     11,202
Vanguard VIF Diversified Value Portfolio                     153,346    125,253
Vanguard VIF Equity Income Portfolio                         286,128     33,100
Vanguard VIF Equity Index Portfolio                          293,838     81,008
Vanguard VIF Growth Portfolio                                 37,154     39,357
Vanguard VIF High Yield Bond Portfolio                       224,172     24,204
Vanguard VIF International Portfolio                       1,006,803    103,049
Vanguard VIF Mid-Cap Index Portfolio                          63,825     20,815
Vanguard VIF Money Market Portfolio                        4,108,134  4,137,892
Vanguard VIF REIT Index Portfolio                            222,503     70,723
Vanguard VIF Short-Term Investment-Grade Portfolio            97,510     18,721
Vanguard VIF Small Company Growth Portfolio                  115,879     16,170
Vanguard VIF Total Bond Market Index Portfolio               119,467     34,754
Vanguard VIF Total Stock Market Index Portfolio            1,221,544    206,832
Vanguard Wellington Fund                                      11,280     14,118
Vanguard Windsor Fund                                            281        278


                                   VA I - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2006.

                                               Net Asset
                                               Value Per Value of Shares   Cost of
Sub-accounts                          Shares     Share    at Fair Value  Shares Held
------------                        ---------- --------- --------------- ------------
AIM V.I. Capital Appreciation Fund
  - Series I                            31,569  $26.22    $    827,751   $    900,875
AIM V.I. International Growth Fund
  - Series I                            36,261   29.43       1,067,164        699,528
AllianceBernstein Americas
  Government Income Portfolio -
  Class A                            2,560,636   12.49      31,982,340     32,418,454
AllianceBernstein Balanced Shares
  Portfolio - Class A                7,281,962   20.31     147,896,641    125,238,213
AllianceBernstein Global Bond
  Portfolio - Class A                1,255,023   11.59      14,545,718     15,666,783
AllianceBernstein Global Dollar
  Government Portfolio - Class A     1,481,996   14.22      21,073,986     20,564,010
AllianceBernstein Global
  Technology Portfolio - Class A     2,595,637   17.23      44,722,827     74,558,299
AllianceBernstein Global
  Technology Portfolio - Class B     1,207,828   16.94      20,460,605     16,139,606
AllianceBernstein Growth and
  Income Portfolio - Class A         6,807,275   27.19     185,089,805    146,977,938
AllianceBernstein Growth and
  Income Portfolio - Class B         6,781,793   26.93     182,633,686    139,038,379
AllianceBernstein Growth Portfolio
  - Class A                          3,230,002   20.27      65,472,131     77,862,860
AllianceBernstein Growth Portfolio
  - Class B                          2,242,219   19.90      44,620,149     36,115,245
AllianceBernstein High Yield
  Portfolio - Class A                3,869,918    7.40      28,637,395     28,585,472
AllianceBernstein International
  Growth Portfolio - Class A         1,490,881   30.37      45,278,059     29,105,564
AllianceBernstein International
  Research Growth Portfolio -
  Class A                            2,456,804   22.78      55,966,004     29,716,723
AllianceBernstein International
  Value Portfolio - Class A          2,377,605   24.96      59,345,027     37,343,979
AllianceBernstein Large Cap Growth
  Portfolio - Class A                4,155,971   26.87     111,670,950    134,276,116
AllianceBernstein Large Cap Growth
  Portfolio - Class B                2,475,309   26.37      65,273,905     56,869,596
AllianceBernstein Money Market
  Portfolio - Class A               18,099,003    1.00      18,099,003     18,099,003
AllianceBernstein Money Market
  Portfolio - Class B               14,120,837    1.00      14,120,837     14,120,837
AllianceBernstein Real Estate
  Investment Portfolio - Class A     2,198,795   22.83      50,198,500     37,664,980
AllianceBernstein Small Cap Growth
  Portfolio - Class A                3,043,222   13.57      41,296,528     30,555,885
AllianceBernstein Small/Mid Cap
  Value Portfolio - Class A          3,065,444   18.08      55,423,221     40,953,336
AllianceBernstein U.S.
  Government/High Grade Securities
  Portfolio - Class A                5,277,867   11.78      62,173,275     64,383,345
AllianceBernstein U.S.
  Government/High Grade Securities
  Portfolio - Class B                  241,597   11.67       2,819,432      2,953,692
AllianceBernstein U.S. Large Cap
  Blended Style Portfolio - Class B    227,150   13.62       3,093,778      2,771,400
AllianceBernstein Utility Income
  Portfolio - Class A                1,979,712   24.85      49,195,848     34,904,151
AllianceBernstein Value Portfolio
  - Class B                          5,134,191   14.95      76,756,159     53,259,207
BlackRock Basic Value V.I. Fund -
  Class I                              400,667   15.91       6,374,606      5,588,076
BlackRock Bond V.I. Fund - Class I      25,047   11.91         298,309        295,940
BlackRock Money Market V.I. Fund -
  Class I                              440,936    1.00         440,936        440,936
BlackRock Global Allocation V.I.
  Fund - Class I                       139,461   14.78       2,061,234      1,801,561
BlackRock Global Growth V.I. Fund
  - Class I                             48,887   13.29         649,705        550,342
BlackRock High Income V.I. Fund -
  Class I                               54,602    7.67         418,800        418,020
BlackRock International Value V.I.
  Fund - Class I                       148,823   16.80       2,500,221      1,861,107
BlackRock Large Cap Core V.I. Fund
  - Class I                             60,738   32.17       1,953,944      1,700,656
BlackRock Large Cap Growth V.I.
  Fund - Class I                        80,009   11.76         940,900        739,019
BlackRock Utilities and
  Telecommunications V.I. Fund -
  Class I                               49,970   11.93         596,140        525,117
BlackRock Value Opportunities V.I.
  Fund - Class I                        96,731   23.41       2,264,468      2,330,166
Delaware VIP Balanced Series -
  Standard class                        59,906   15.26         914,165        919,663
Delaware VIP Capital Reserves
  Series - Standard class               15,969    9.71         155,062        156,831
Delaware VIP Cash Reserve Series -
  Standard class                       249,760    1.00         249,760        249,760
Delaware VIP Growth Opportunities
  Series - Standard class               51,846   18.91         980,417      1,049,071
Delaware VIP High Yield Series -
  Standard class                        78,001    6.20         483,606        496,240
Delaware VIP Value Series -
  Standard class                       204,344   22.98       4,695,829      3,302,414
Dreyfus Stock Index Fund, Inc. -
  Initial shares                       146,031   36.15       5,279,025      4,464,356
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares            38,989   21.36         832,800        843,496
Fidelity VIP Asset Manager
  Portfolio - Initial Class            271,557   15.71       4,266,167      3,924,899
Fidelity VIP Contrafund Portfolio
  - Initial Class                       90,178   31.47       2,837,911      2,239,656
Fidelity VIP Growth Portfolio -
  Initial Class                         90,836   35.87       3,258,301      2,865,032


                                   VA I - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2006.

                                                   Net Asset    Value of
                                                   Value Per Shares at Fair Cost of Shares
Sub-accounts                              Shares     Share       Value           Held
------------                             --------- --------- -------------- --------------
Fidelity VIP High Income Portfolio -
  Initial Class                            114,839  $  6.35   $   729,230    $   749,806
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                128,174    12.76     1,635,503      1,642,804
Fidelity VIP Money Market Portfolio -
  Initial Class                          2,151,019     1.00     2,151,019      2,151,019
Fidelity VIP Overseas Portfolio -
  Initial Class                              7,827    23.97       187,623         93,934
UBS U.S. Allocation Portfolio              954,947    15.36    14,667,985     13,996,027
Van Eck Worldwide Emerging Markets Fund     28,919    24.98       722,390        511,730
Van Eck Worldwide Hard Assets Fund          20,789    32.71       680,008        487,439
Vanguard 500 Index Fund                        225   130.59        29,376         25,079
Vanguard Dividend Growth Fund                1,976    14.57        28,795         23,670
Vanguard GNMA Fund                           1,284    10.21        13,106         13,166
Vanguard Health Care Fund                      438   145.60        63,832         54,837
Vanguard Inflation-Protected Securities
  Fund                                      13,332    11.78       157,045        164,552
Vanguard International Growth Fund             551    23.86        13,145         13,095
Vanguard LifeStrategy Conservative
  Growth Fund                                1,972    16.59        32,710         26,378
Vanguard LifeStrategy Growth Fund            7,041    23.87       168,066        133,584
Vanguard LifeStrategy Income Fund           15,940    13.93       222,048        213,157
Vanguard LifeStrategy Moderate Growth
  Fund                                      44,546    20.36       906,955        780,609
Vanguard Prime Money Market Fund             4,478     1.00         4,478          4,478
Vanguard PRIMECAP Fund                          46    68.95         3,144          2,303
Vanguard Small-Cap Growth Index Fund         1,077    18.34        19,750         17,410
Vanguard Small-Cap Value Index Fund          1,704    17.05        29,051         26,047
Vanguard Total Bond Market Index Fund          844     9.99         8,427          8,671
Vanguard Total International Stock
  Index Fund                                17,388    17.67       307,250        191,452
Vanguard U.S. Growth Fund                      252    18.18         4,585          3,931
Vanguard VIF Balanced Portfolio            221,535    20.62     4,568,050      4,086,619
Vanguard VIF Capital Growth Portfolio       10,417    17.06       177,719        160,173
Vanguard VIF Diversified Value Portfolio    27,009    16.53       446,466        382,080
Vanguard VIF Equity Income Portfolio        29,996    20.81       624,226        562,117
Vanguard VIF Equity Index Portfolio         14,524    29.66       430,794        407,862
Vanguard VIF Growth Portfolio                4,584    13.15        60,284         59,454
Vanguard VIF High Yield Bond Portfolio      43,673     8.63       376,902        369,764
Vanguard VIF International Portfolio        68,564    21.56     1,478,249      1,317,712
Vanguard VIF Mid-Cap Index Portfolio        16,332    19.85       324,199        276,444
Vanguard VIF Money Market Portfolio          4,299     1.00         4,299          4,299
Vanguard VIF REIT Index Portfolio           17,808    24.98       444,848        365,878
Vanguard VIF Short-Term
  Investment-Grade Portfolio                13,733    10.62       145,842        142,667
Vanguard VIF Small Company Growth
  Portfolio                                  8,908    19.32       172,093        162,777
Vanguard VIF Total Bond Market Index
  Portfolio                                 39,642    11.22       444,780        445,354
Vanguard VIF Total Stock Market Index
  Portfolio                                 70,419    31.27     2,202,013      2,032,858
Vanguard Wellington Fund                     3,970    32.43       128,741        118,168
Vanguard Windsor Fund                          167    18.64         3,121          2,622


                                   VA I - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
2   AIM V.I. Capital Appreciation Fund
      - Series I                               --             (2)        --            --              (2)
3   AIM V.I. Capital Appreciation Fund
      - Series I                              277        (26,866)        57          (150)        (26,682)
2   AIM V.I. International Growth Fund
      - Series I                               --             (1)        --            --              (1)
3   AIM V.I. International Growth Fund
      - Series I                            3,585        (38,407)        --            --         (34,822)
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                               1,944       (400,774)        43          (398)       (399,185)
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                               3,014         (2,643)        --            --             371
1   AllianceBernstein Balanced Shares
      Portfolio - Class A                  17,351       (957,378)     1,021        (1,347)       (940,353)
2   AllianceBernstein Balanced Shares
      Portfolio - Class A                     145        (25,194)        --            --         (25,049)
3   AllianceBernstein Balanced Shares
      Portfolio - Class A                      --         (6,037)        --            --          (6,037)
1   AllianceBernstein Global Bond
      Portfolio - Class A                  20,159       (127,307)       202          (315)       (107,261)
2   AllianceBernstein Global Bond
      Portfolio - Class A                     292         (8,851)        --            --          (8,559)
3   AllianceBernstein Global Bond
      Portfolio - Class A                      --             (1)        --            --              (1)
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A       69,618        (96,671)        23          (197)        (27,227)
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A           --         (2,330)        --            --          (2,330)
1   AllianceBernstein Global
      Technology Portfolio - Class A        7,865       (943,528)       376        (2,019)       (937,306)
2   AllianceBernstein Global
      Technology Portfolio - Class A          122        (50,380)        --            --         (50,258)
3   AllianceBernstein Global
      Technology Portfolio - Class A          128        (17,264)        --            --         (17,136)
4   AllianceBernstein Global
      Technology Portfolio - Class B        2,003       (290,288)     1,115          (305)       (287,475)
5   AllianceBernstein Global
      Technology Portfolio - Class B            2        (19,229)        --            --         (19,227)
1   AllianceBernstein Growth and
      Income Portfolio - Class A           12,601     (1,398,245)     1,067        (2,120)     (1,386,697)
2   AllianceBernstein Growth and
      Income Portfolio - Class A            1,262        (42,050)        --            --         (40,788)
3   AllianceBernstein Growth and
      Income Portfolio - Class A              183        (35,904)        55          (234)        (35,900)
4   AllianceBernstein Growth and
      Income Portfolio - Class B           11,345       (650,683)     3,013          (295)       (636,620)
5   AllianceBernstein Growth and
      Income Portfolio - Class B              519        (21,409)        --            --         (20,890)
1   AllianceBernstein Growth Portfolio
      - Class A                             4,007       (800,623)       278        (1,300)       (797,638)
2   AllianceBernstein Growth Portfolio
      - Class A                                --        (32,662)        --            --         (32,662)
3   AllianceBernstein Growth Portfolio
      - Class A                               120        (16,520)        --            --         (16,400)
4   AllianceBernstein Growth Portfolio
      - Class B                             7,758       (354,726)         3           (22)       (346,987)
5   AllianceBernstein Growth Portfolio
      - Class B                             1,364         (1,945)        --            --            (581)
1   AllianceBernstein High Yield
      Portfolio - Class A                   5,716       (459,276)        --            --        (453,560)
2   AllianceBernstein High Yield
      Portfolio - Class A                   6,963        (13,400)        --            --          (6,437)
1   AllianceBernstein International
      Growth Portfolio - Class A           97,868       (208,639)        77        (1,346)       (112,040)
2   AllianceBernstein International
      Growth Portfolio - Class A              168        (16,542)        --            --         (16,374)
1   AllianceBernstein International
      Research Growth Portfolio -
      Class A                               1,874       (503,081)       494        (1,113)       (501,826)
2   AllianceBernstein International
      Research Growth Portfolio -
      Class A                               5,473         (8,673)        --            --          (3,200)
1   AllianceBernstein International
      Value Portfolio - Class A           470,653       (368,257)        --            --         102,396
2   AllianceBernstein International
      Value Portfolio - Class A             8,685         (7,242)        --            --           1,443
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A                   7,928     (1,148,895)     1,005        (2,593)     (1,142,555)
2   AllianceBernstein Large Cap Growth
      Portfolio - Class A                   1,974        (61,500)        --            --         (59,526)
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A                      --         (7,548)        59          (204)         (7,693)
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B                   6,785       (306,895)     4,004          (271)       (296,377)
5   AllianceBernstein Large Cap Growth
      Portfolio - Class B                     592        (16,458)        --            --         (15,866)
1   AllianceBernstein Money Market
      Portfolio - Class A                 984,876     (1,084,714)         6           (95)        (99,927)
2   AllianceBernstein Money Market
      Portfolio - Class A                 125,879       (150,511)        --            --         (24,632)
4   AllianceBernstein Money Market
      Portfolio - Class B                 460,276       (667,517)        --            --        (207,241)
5   AllianceBernstein Money Market
      Portfolio - Class B                  36,586         (5,906)        --            --          30,680
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A        2,084       (296,227)     2,517        (1,412)       (293,038)
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A          200        (13,895)        --            --         (13,695)
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 210,143       (527,478)       654        (1,208)       (317,889)
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                     860        (61,680)        --            --         (60,820)
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                      65        (10,124)        --            --         (10,059)


                                   VA I - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
1   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A            12,252      (561,924)     10,406          (548)      (539,814)
2   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A               567       (14,460)         --            --        (13,893)
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 118,235      (789,775)      1,648        (1,693)      (671,585)
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                   1,261       (32,182)         --            --        (30,921)
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                      --       (20,572)         --            --        (20,572)
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                      --          (450)         --            --           (450)
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B    55,028       (49,181)         85          (297)         5,635
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B        --          (377)         --            --           (377)
1   AllianceBernstein Utility Income
      Portfolio - Class A                 114,917      (291,165)        190          (260)      (176,318)
2   AllianceBernstein Utility Income
      Portfolio - Class A                      --        (9,498)         --            --         (9,498)
4   AllianceBernstein Value Portfolio
      - Class B                            47,518      (797,733)     22,792        (1,050)      (728,473)
5   AllianceBernstein Value Portfolio
      - Class B                                --       (19,159)         --            --        (19,159)
1   BlackRock Basic Value V.I. Fund -
      Class I                                  26       (58,624)          8           (46)       (58,636)
2   BlackRock Basic Value V.I. Fund -
      Class I                                  --        (5,276)         --            --         (5,276)
1   BlackRock Bond V.I. Fund - Class I        239          (461)         --            --           (222)
2   BlackRock Bond V.I. Fund - Class I         --            (3)         --            --             (3)
1   BlackRock Money Market V.I. Fund -
      Class I                              12,954        (6,270)         --            --          6,684
2   BlackRock Money Market V.I. Fund -
      Class I                                  --            (7)         --            --             (7)
1   BlackRock Global Allocation V.I.
      Fund - Class I                       30,297       (12,207)         --            --         18,090
2   BlackRock Global Allocation V.I.
      Fund - Class I                        1,938          (132)         --            --          1,806
1   BlackRock Global Growth V.I. Fund
      - Class I                                --        (9,212)         --            --         (9,212)
2   BlackRock Global Growth V.I. Fund
      - Class I                                --           (54)         --            --            (54)
1   BlackRock High Income V.I. Fund -
      Class I                                  --        (6,758)         --            --         (6,758)
2   BlackRock High Income V.I. Fund -
      Class I                                  --           (45)         --            --            (45)
1   BlackRock International Value V.I.
      Fund - Class I                           --       (22,133)         --            --        (22,133)
2   BlackRock International Value V.I.
      Fund - Class I                        3,081        (1,099)         --            --          1,982
1   BlackRock Large Cap Core V.I. Fund
      - Class I                            12,337       (17,323)          8           (48)        (5,026)
2   BlackRock Large Cap Core V.I. Fund
      - Class I                                --          (842)         --            --           (842)
1   BlackRock Large Cap Growth V.I.
      Fund - Class I                        4,813        (1,758)         --            --          3,055
1   BlackRock Utilities and
      Telecommunications V.I. Fund -
      Class I                               1,565        (5,180)         --            --         (3,615)
2   BlackRock Utilities and
      Telecommunications V.I. Fund -
      Class I                                  --           (10)         --            --            (10)
1   BlackRock Value Opportunities V.I.
      Fund - Class I                           --       (22,558)         --            --        (22,558)
2   BlackRock Value Opportunities V.I.
      Fund - Class I                           --        (2,276)         --            --         (2,276)
7   Delaware VIP Balanced Series -
      Standard class                           --        (1,853)         --            --         (1,853)
7   Delaware VIP Capital Reserves
      Series - Standard class                  --        (1,939)         --            --         (1,939)
7   Delaware VIP Cash Reserve Series -
      Standard class                           89           (89)         --            --             --
7   Delaware VIP Cash Reserve Series -
      Standard class                           --        (3,204)         --            --         (3,204)
7   Delaware VIP Growth Opportunities
      Series - Standard class                  --           (70)         --            --            (70)
7   Delaware VIP Growth Opportunities
      Series - Standard class                  --        (2,213)         --            --         (2,213)
7   Delaware VIP High Yield Series -
      Standard class                           --            (1)         --            --             (1)
7   Delaware VIP High Yield Series -
      Standard class                           --        (1,202)         --            --         (1,202)
7   Delaware VIP Value Series -
      Standard class                           --            --          --            --             --
7   Delaware VIP Value Series -
      Standard class                           --       (11,235)         15          (142)       (11,362)
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                           --            --          --            --             --
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                          809      (110,612)         75          (355)      (110,083)
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares               --            --          --            --             --
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares              350       (54,346)         --            --        (53,996)
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class               296       (99,023)         26          (166)       (98,867)


                                   VA I - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation Annuity Annuity      Net
                                        Accumulation    Units      Units   Units     Increase
Sub-accounts                            Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                            ------------ ------------ ------- --------  ----------
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                          --          (305)       --       --       (305)
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                         581       (60,593)       47     (141)   (60,106)
2   Fidelity VIP Growth Portfolio -
      Initial Class                            --            --        --       --         --
3   Fidelity VIP Growth Portfolio -
      Initial Class                           588       (68,983)       52     (242)   (68,585)
2   Fidelity VIP High Income Portfolio
      - Initial Class                          --            --        --       --         --
3   Fidelity VIP High Income Portfolio
      - Initial Class                          20       (43,704)       --       --    (43,684)
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class                --       (56,099)       25     (353)   (56,427)
3   Fidelity VIP Money Market
      Portfolio - Initial Class           130,672      (134,293)    3,408     (477)      (690)
3   Fidelity VIP Overseas Portfolio -
      Initial Class                            21        (3,998)       --       --     (3,977)
1   UBS U.S. Allocation Portfolio           3,833      (162,993)       --       --   (159,160)
2   UBS U.S. Allocation Portfolio              --       (34,276)       --       --    (34,276)
1   UIF Core Plus Fixed Income
      Portfolio - Class I                      --            --        --   (3,047)    (3,047)
1   UIF Equity Growth Portfolio -
      Class I                                  --            --        --   (3,066)    (3,066)
1   UIF Technology Portfolio - Class I         --            --        --   (1,520)    (1,520)
3   Van Eck Worldwide Emerging Markets
      Fund                                    478       (13,497)       --       --    (13,019)
2   Van Eck Worldwide Hard Assets Fund        253            (1)       --       --        252
3   Van Eck Worldwide Hard Assets Fund        645        (7,464)       --       --     (6,819)
1   Vanguard 500 Index Fund                    --            --       644     (847)      (203)
6   Vanguard Dividend Growth Fund              --            --        --     (105)      (105)
6   Vanguard GNMA Fund                         --            --        --     (188)      (188)
6   Vanguard Health Care Fund                  --            --        --     (543)      (543)
6   Vanguard Inflation-Protected
      Securities Fund                          --            --     2,339     (916)     1,423
1   Vanguard International Growth Fund         --            --     1,496     (773)       723
1   Vanguard LifeStrategy Conservative
      Growth Fund                              --            --     2,515   (2,751)      (236)
1   Vanguard LifeStrategy Growth Fund          --            --     1,012   (1,108)       (96)
6   Vanguard LifeStrategy Growth Fund          --            --     1,893     (722)     1,171
1   Vanguard LifeStrategy Income Fund          --            --     1,356   (1,569)      (213)
6   Vanguard LifeStrategy Income Fund          --            --     4,115   (1,089)     3,026
1   Vanguard LifeStrategy Moderate
      Growth Fund                              --            --       638   (3,125)    (2,487)
6   Vanguard LifeStrategy Moderate
      Growth Fund                              --            --    10,928   (2,208)     8,720
1   Vanguard Prime Money Market Fund           --            --       422     (460)       (38)
1   Vanguard PRIMECAP Fund                     --            --       220     (239)       (19)
1   Vanguard Small-Cap Growth Index
      Fund                                     --            --        --     (115)      (115)
1   Vanguard Small-Cap Value Index Fund        --            --     1,137     (709)       428
1   Vanguard Total Bond Market Index
      Fund                                     --            --       716     (782)       (66)
6   Vanguard Total International Stock
      Index Fund                               --            --        --   (2,103)    (2,103)
1   Vanguard U.S. Growth Fund                  --            --       440     (479)       (39)
6   Vanguard VIF Balanced Portfolio            --            --    65,286  (20,115)    45,171
6   Vanguard VIF Capital Growth
      Portfolio                                --            --     4,146     (752)     3,394
1   Vanguard VIF Diversified Value
      Portfolio                                --            --     3,291   (1,701)     1,590
6   Vanguard VIF Diversified Value
      Portfolio                                --            --     1,325   (1,830)      (505)
1   Vanguard VIF Equity Income
      Portfolio                                --            --     1,552   (1,601)       (49)
6   Vanguard VIF Equity Income
      Portfolio                                --            --    18,061   (2,128)    15,933
6   Vanguard VIF Equity Index Portfolio        --            --    16,454   (2,559)    13,895
6   Vanguard VIF Growth Portfolio              --            --       311     (554)      (243)
1   Vanguard VIF High Yield Bond
      Portfolio                                --            --     2,869   (2,140)       729
6   Vanguard VIF High Yield Bond
      Portfolio                                --            --    15,362     (935)    14,427
1   Vanguard VIF International
      Portfolio                                --            --       854   (1,937)    (1,083)
6   Vanguard VIF International
      Portfolio                                --            --    50,510   (2,288)    48,222
6   Vanguard VIF Mid-Cap Index
      Portfolio                                --            --     3,202   (1,128)     2,074
6   Vanguard VIF Money Market Portfolio        --            --   427,134 (430,003)    (2,869)
1   Vanguard VIF REIT Index Portfolio          --            --     1,523   (1,634)      (111)


                                   VA I - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
6   Vanguard VIF REIT Index Portfolio        --           --          8,629         (1,279)       7,350
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio             --           --          8,566         (1,352)       7,214
6   Vanguard VIF Small Company Growth
      Portfolio                              --           --          7,513           (891)       6,622
1   Vanguard VIF Total Bond Market
      Index Portfolio                        --           --          3,205         (1,657)       1,548
6   Vanguard VIF Total Bond Market
      Index Portfolio                        --           --          8,132         (3,070)       5,062
6   Vanguard VIF Total Stock Market
      Index Portfolio                        --           --         74,513        (11,178)      63,335
1   Vanguard Wellington Fund                 --           --            245         (1,070)        (825)
1   Vanguard Windsor Fund                    --           --            218           (238)         (20)

                                   VA I - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
2   AIM V.I. Capital Appreciation Fund
      - Series I                               --            (61)        --            --             (61)
3   AIM V.I. Capital Appreciation Fund
      - Series I                              695        (29,195)        37          (136)        (28,599)
2   AIM V.I. International Growth Fund
      - Series I                               --           (101)        --            --            (101)
3   AIM V.I. International Growth Fund
      - Series I                            8,620        (26,444)        --            --         (17,824)
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              14,041       (273,035)       924          (673)       (258,743)
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                                   2        (13,011)        --            --         (13,009)
1   AllianceBernstein Global Bond
      Portfolio - Class A                 133,120       (122,872)       276          (364)         10,160
2   AllianceBernstein Global Bond
      Portfolio - Class A                   9,702         (9,682)        --            --              20
3   AllianceBernstein Global Bond
      Portfolio - Class A                      --             --         --            --              --
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A       55,300        (89,917)         4          (217)        (34,830)
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A          815         (3,168)        --            --          (2,353)
1   AllianceBernstein Global
      Technology Portfolio - Class A        7,665     (1,005,768)     2,069        (2,700)       (998,734)
2   AllianceBernstein Global
      Technology Portfolio - Class A          175        (64,471)        --            --         (64,296)
3   AllianceBernstein Global
      Technology Portfolio - Class A          308        (25,286)        --            --         (24,978)
4   AllianceBernstein Global
      Technology Portfolio - Class B        3,169       (305,521)        --            --        (302,352)
5   AllianceBernstein Global
      Technology Portfolio - Class B        2,089        (11,803)        --            --          (9,714)
1   AllianceBernstein Growth and
      Income Portfolio - Class A            7,995     (1,118,190)       279        (2,911)     (1,112,827)
2   AllianceBernstein Growth and
      Income Portfolio - Class A               64        (43,411)        --            --         (43,347)
3   AllianceBernstein Growth and
      Income Portfolio - Class A            3,908       (135,939)        40          (221)       (132,212)
4   AllianceBernstein Growth and
      Income Portfolio - Class B           22,558       (725,829)        36          (160)       (703,395)
5   AllianceBernstein Growth and
      Income Portfolio - Class B              169        (26,236)        --            --         (26,067)
1   AllianceBernstein Growth Portfolio
      - Class A                             7,399       (755,106)       141        (2,047)       (749,613)
2   AllianceBernstein Growth Portfolio
      - Class A                                --        (37,611)        --            --         (37,611)
3   AllianceBernstein Growth Portfolio
      - Class A                               164        (80,792)        --            --         (80,628)
4   AllianceBernstein Growth Portfolio
      - Class B                            10,075       (254,788)        88           (10)       (244,635)
5   AllianceBernstein Growth Portfolio
      - Class B                               607         (6,467)        --            --          (5,860)
1   AllianceBernstein High Yield
      Portfolio - Class A                   5,932       (645,417)        --          (245)       (639,730)
2   AllianceBernstein High Yield
      Portfolio - Class A                      --        (36,081)        --            --         (36,081)
1   AllianceBernstein International
      Portfolio - Class A                 314,626       (378,689)     2,234        (1,262)        (63,091)
2   AllianceBernstein International
      Portfolio - Class A                   3,677         (6,217)        --            --          (2,540)
1   AllianceBernstein International
      Value Portfolio - Class A           387,232       (252,404)        --            --         134,828
2   AllianceBernstein International
      Value Portfolio - Class A            28,869        (24,509)        --            --           4,360
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A                  15,267     (1,148,876)     1,781        (3,685)     (1,135,513)
2   AllianceBernstein Large Cap Growth
      Portfolio - Class A                     183        (54,036)        --            --         (53,853)
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A                     599        (10,963)        36          (183)        (10,511)
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B                  17,808       (402,393)         9           (37)       (384,613)
5   AllianceBernstein Large Cap Growth
      Portfolio - Class B                      37        (14,489)        --            --         (14,452)
1   AllianceBernstein Money Market
      Portfolio - Class A                 587,269       (963,307)        16          (505)       (376,527)
2   AllianceBernstein Money Market
      Portfolio - Class A                   3,623         (5,926)        --            --          (2,303)
4   AllianceBernstein Money Market
      Portfolio - Class B                 414,674       (396,256)        --            --          18,418
5   AllianceBernstein Money Market
      Portfolio - Class B                      --         (7,484)        --            --          (7,484)
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A        1,875       (428,913)       162          (733)       (427,609)
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A        1,482        (27,394)        --            --         (25,912)
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A                  12,685       (647,918)       653        (1,956)       (636,536)
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                      --        (30,865)        --            --         (30,865)
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                      75         (6,816)        --            --          (6,741)
1   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A            27,546       (377,789)        --            --        (350,243)
2   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A             7,758        (23,636)        --            --         (15,878)
1   AllianceBernstein Total Return
      Portfolio - Class A                  81,065       (907,391)       263        (1,619)       (827,682)
2   AllianceBernstein Total Return
      Portfolio - Class A                     138        (35,051)        --            --         (34,913)
3   AllianceBernstein Total Return
      Portfolio - Class A                      68        (18,869)        --            --         (18,801)


                                   VA I - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation Annuity Annuity
                                        Accumulation    Units      Units   Units   Net Increase
Sub-accounts                            Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                            ------------ ------------ ------- -------- ------------
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                   7,778     (1,088,689)  1,797   (1,680)  (1,080,794)
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                  50,894        (99,906)     --       --      (49,012)
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                  10,455        (13,764)     --       --       (3,309)
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                      --         (4,165)     --       --       (4,165)
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B    37,418        (23,888)  2,523     (241)      15,812
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B        --         (1,744)     --       --       (1,744)
1   AllianceBernstein Utility Income
      Portfolio - Class A                 120,767       (279,349)    792     (154)    (157,944)
2   AllianceBernstein Utility Income
      Portfolio - Class A                   9,442         (7,059)     --       --        2,383
4   AllianceBernstein Value Portfolio
      - Class B                            40,639       (704,758)     --       --     (664,119)
5   AllianceBernstein Value Portfolio
      - Class B                            14,598        (39,028)     --       --      (24,430)
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    99,284       (196,586)     64   (1,443)     (98,681)
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A     8,554         (9,967)     --       --       (1,413)
7   Delaware VIP Balanced Series -
      Standard class                           --         (3,857)     --       --       (3,857)
7   Delaware VIP Capital Reserves
      Series - Standard class                  --             (4)     --       --           (4)
7   Delaware VIP Capital Reserves
      Series - Standard class                  --         (2,937)     --       --       (2,937)
7   Delaware VIP Cash Reserves Series
      - Standard class                         --             --      --       --           --
7   Delaware VIP Cash Reserves Series
      - Standard class                         --        (11,006)     --       --      (11,006)
7   Delaware VIP Growth Opportunities
      Series - Standard class                  --           (159)     --       --         (159)
7   Delaware VIP Growth Opportunities
      Series - Standard class                  --        (10,671)     --       --      (10,671)
7   Delaware VIP High Yield Series -
      Standard class                           --             (2)     --       --           (2)
7   Delaware VIP High Yield Series -
      Standard class                           --         (1,237)     --       --       (1,237)
7   Delaware VIP Value Series -
      Standard class                           --         (1,063)     --       --       (1,063)
7   Delaware VIP Value Series -
      Standard class                           --         (9,742)      7     (137)      (9,872)
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                           --             --      --       --           --
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                        1,319        (94,261)    210     (325)     (93,057)
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares               --             --      --       --           --
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares               34        (35,122)     --       --      (35,088)
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class               694        (91,494)     28     (168)     (90,940)
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                          --             (3)     --       --           (3)
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                       9,081        (35,530)     38     (130)     (26,541)
2   Fidelity VIP Growth Portfolio -
      Initial Class                            --             (1)     --       --           (1)
3   Fidelity VIP Growth Portfolio -
      Initial Class                           781       (119,035)    184     (224)    (118,294)
2   Fidelity VIP High Income Portfolio
      - Initial Class                          --             --      --       --           --
3   Fidelity VIP High Income Portfolio
      - Initial Class                         194        (42,777)     --       --      (42,583)
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class             5,678        (60,310)     54     (380)     (54,958)
3   Fidelity VIP Money Market
      Portfolio - Initial Class             2,468        (86,711)     --       --      (84,243)
3   Fidelity VIP Overseas Portfolio -
      Initial Class                           129         (6,560)     --       --       (6,431)
1   Mercury Basic Value V.I. Fund -
      Class I                                  35        (98,897)     10      (49)     (98,901)
2   Mercury Basic Value V.I. Fund -
      Class I                                  --        (20,423)     --       --      (20,423)
1   Mercury Core Bond V.I. Fund -
      Class I                                 144        (15,985)     --       --      (15,841)
2   Mercury Core Bond V.I. Fund -
      Class I                                  --             (3)     --       --           (3)
1   Mercury Domestic Money Market V.I.
      Fund - Class I                       40,440        (65,325)     --       --      (24,885)
2   Mercury Domestic Money Market V.I.
      Fund - Class I                        3,423             (4)     --       --        3,419
1   Mercury Global Allocation V.I.
      Fund - Class I                       21,179        (15,992)     --       --        5,187
2   Mercury Global Allocation V.I.
      Fund - Class I                           --         (2,618)     --       --       (2,618)
1   Mercury Global Growth V.I. Fund -
      Class I                               6,436        (34,791)     --       --      (28,355)
2   Mercury Global Growth V.I. Fund -
      Class I                                  --            (60)     --       --          (60)


                                   VA I - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
1   Mercury High Current Income V.I.
      Fund - Class I                           --       (32,159)          --            --       (32,159)
2   Mercury High Current Income V.I.
      Fund - Class I                        2,258        (3,419)          --            --        (1,161)
1   Mercury International Value V.I.
      Fund - Class I                       18,903       (23,563)          --            --        (4,660)
2   Mercury International Value V.I.
      Fund - Class I                           --        (1,261)          --            --        (1,261)
1   Mercury Large Cap Core V.I. Fund -
      Class I                                  28       (13,599)          12           (53)      (13,612)
2   Mercury Large Cap Core V.I. Fund -
      Class I                                 122            (8)          --            --           114
1   Mercury Large Cap Growth V.I. Fund
      - Class I                             1,814       (17,939)          --            --       (16,125)
1   Mercury Utilities and
      Telecommunications V.I. Fund -
      Class I                               2,286        (2,015)          --            --           271
2   Mercury Utilities and
      Telecommunications V.I. Fund -
      Class I                               4,278        (1,951)          --            --         2,327
1   Mercury Value Opportunities V.I.
      Fund - Class I                        3,849       (28,625)          --            --       (24,776)
2   Mercury Value Opportunities V.I.
      Fund - Class I                           --        (3,941)          --            --        (3,941)
1   UBS U.S. Allocation Portfolio             523      (194,779)          37          (401)     (194,620)
2   UBS U.S. Allocation Portfolio              --       (18,424)          --            --       (18,424)
1   UIF Core Plus Fixed Income
      Portfolio - Class I                      --            --           --          (231)         (231)
1   UIF Equity Growth Portfolio -
      Class I                                  --            --           --          (232)         (232)
1   UIF Technology Portfolio - Class I         --            --           --          (115)         (115)
1   UIF Value Portfolio - Class I              --            --           --            --            --
3   Van Eck Worldwide Emerging Markets
      Fund                                 10,018        (5,939)          --            --         4,079
3   Van Eck Worldwide Hard Assets Fund     12,818        (5,795)          --            --         7,023
1   Vanguard 500 Index Fund                    --            --        1,793          (111)        1,682
6   Vanguard Dividend Growth Fund              --            --        2,068           (54)        2,014
6   Vanguard GNMA Fund                         --            --           --        (1,794)       (1,794)
6   Vanguard Health Care Fund                  --            --           --          (921)         (921)
6   Vanguard Inflation-Protected
      Securities Fund                          --            --       11,129          (900)       10,229
1   Vanguard LifeStrategy Conservative
      Growth Fund                              --            --           --          (249)         (249)
1   Vanguard LifeStrategy Growth Fund          --            --           --          (100)         (100)
6   Vanguard LifeStrategy Growth Fund          --            --        2,968          (649)        2,319
1   Vanguard LifeStrategy Income Fund          --            --           --          (225)         (225)
6   Vanguard LifeStrategy Income Fund          --            --        3,193          (894)        2,299
1   Vanguard LifeStrategy Moderate
      Growth Fund                              --            --       38,093        (2,415)       35,678
6   Vanguard LifeStrategy Moderate
      Growth Fund                              --            --           --        (1,752)       (1,752)
1   Vanguard Prime Money Market Fund           --            --           --           (39)          (39)
1   Vanguard PRIMECAP Fund                     --            --           --           (21)          (21)
1   Vanguard Small-Cap Growth Index
      Fund                                     --            --        1,423           (40)        1,383
1   Vanguard Small-Cap Value Index Fund        --            --        1,501           (42)        1,459
1   Vanguard Total Bond Market Index
      Fund                                     --            --           --           (69)          (69)
6   Vanguard Total International Stock
      Index Fund                               --            --           --        (2,205)       (2,205)
1   Vanguard U.S. Growth Fund                  --            --           --           (41)          (41)
6   Vanguard VIF Balanced Portfolio            --            --      126,186       (11,998)      114,188
6   Vanguard VIF Capital Growth
      Portfolio                                --            --        3,375          (266)        3,109
6   Vanguard VIF Diversified Value
      Portfolio                                --            --       12,997        (1,352)       11,645
1   Vanguard VIF Equity Income
      Portfolio                                --            --            4           (57)          (53)
6   Vanguard VIF Equity Income
      Portfolio                                --            --        8,845        (1,125)        7,720
6   Vanguard VIF Equity Index Portfolio        --            --        8,178          (801)        7,377
6   Vanguard VIF Growth Portfolio              --            --        3,764          (115)        3,649
1   Vanguard VIF High Yield Bond
      Portfolio                                --            --       11,676          (737)       10,939
6   Vanguard VIF High Yield Bond
      Portfolio                                --            --        3,569          (183)        3,386


                                   VA I - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation Annuity Annuity      Net
                                        Accumulation    Units      Units   Units     Increase
Sub-accounts                            Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                            ------------ ------------ ------- --------  ----------
1   Vanguard VIF International
      Portfolio                              --           --       10,549     (678)    9,871
6   Vanguard VIF International
      Portfolio                              --           --       15,254     (732)   14,522
6   Vanguard VIF Mid-Cap Index
      Portfolio                              --           --       13,203     (614)   12,589
1   Vanguard VIF Money Market Portfolio      --           --       86,445  (86,445)       --
6   Vanguard VIF Money Market Portfolio      --           --      342,431 (339,604)    2,827
1   Vanguard VIF REIT Index Portfolio        --           --            9     (124)     (115)
6   Vanguard VIF REIT Index Portfolio        --           --        8,882     (644)    8,238
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio             --           --        1,980     (573)    1,407
6   Vanguard VIF Small Company Growth
      Portfolio                              --           --        2,141     (485)    1,656
6   Vanguard VIF Total Bond Market
      Index Portfolio                        --           --       16,364   (2,350)   14,014
6   Vanguard VIF Total Stock Market
      Index Portfolio                        --           --       37,136   (7,715)   29,421
1   Vanguard Wellington Fund                 --           --       10,230     (670)    9,560
1   Vanguard Windsor Fund                    --           --           --      (20)      (20)

--------
Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3   Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6   Vanguard SPIA product.
7   Variable Annuity product.

                                   VA I - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                              988 $12.03 $     11,883       0.05%        1.45%      4.77%
3   AIM V.I. Capital Appreciation Fund
      - Series I                           67,530  12.08      815,867       0.05%        1.40%      4.83%
2   AIM V.I. International Growth Fund
      - Series I                              979  18.24       17,848       0.84%        1.45%     26.39%
3   AIM V.I. International Growth Fund
      - Series I                           57,277  18.32    1,049,315       0.84%        1.40%     26.46%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           1,454,005  21.75   31,617,925       6.83%        1.40%      1.88%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              16,837  21.64      364,415       7.07%        1.45%      1.82%
1   AllianceBernstein Balanced Shares
      Portfolio - Class A *             5,279,504  27.24  143,792,108       2.45%        1.40%     10.24%
2   AllianceBernstein Balanced Shares
      Portfolio - Class A *               137,405  27.11    3,724,756       2.55%        1.45%     10.18%
3   AllianceBernstein Balanced Shares
      Portfolio - Class A *                27,880  13.62      379,776       2.38%        1.40%     10.24%
1   AllianceBernstein Global Bond
      Portfolio - Class A                 802,706  17.63   14,148,021       1.52%        1.40%      3.51%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  22,623  17.54      396,871       1.75%        1.45%      3.46%
3   AllianceBernstein Global Bond
      Portfolio - Class A                      62  13.23          825       1.60%        1.40%      3.51%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      566,140  36.31   20,555,661       5.76%        1.40%      8.48%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       14,343  36.14      518,325       5.66%        1.45%      8.43%
1   AllianceBernstein Global
      Technology Portfolio - Class A    2,493,296  17.01   42,420,930       0.00%        1.40%      7.13%
2   AllianceBernstein Global
      Technology Portfolio - Class A      110,169  16.93    1,865,609       0.00%        1.45%      7.08%
3   AllianceBernstein Global
      Technology Portfolio - Class A       26,498  16.46      436,288       0.00%        1.40%      7.13%
4   AllianceBernstein Global
      Technology Portfolio - Class B    1,144,861  16.74   19,170,499       0.00%        1.40%      6.88%
5   AllianceBernstein Global
      Technology Portfolio - Class B       77,409  16.67    1,290,106       0.00%        1.45%      6.83%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        3,763,378  46.63  175,485,398       1.40%        1.40%     15.66%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          135,669  46.41    6,296,484       1.38%        1.45%     15.60%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          114,368  28.92    3,307,922       1.44%        1.40%     15.66%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        3,889,884  45.78  178,063,243       1.13%        1.40%     15.36%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          100,315  45.56    4,570,443       1.12%        1.45%     15.30%
1   AllianceBernstein Growth Portfolio
      - Class A                         2,306,064  26.99   62,247,748       0.00%        1.40%     -2.45%
2   AllianceBernstein Growth Portfolio
      - Class A                            73,789  26.87    1,982,439       0.00%        1.45%     -2.49%
3   AllianceBernstein Growth Portfolio
      - Class A                            66,554  18.66    1,241,944       0.00%        1.40%     -2.45%
4   AllianceBernstein Growth Portfolio
      - Class B                         1,626,265  26.50   43,095,678       0.00%        1.40%     -2.61%
5   AllianceBernstein Growth Portfolio
      - Class B                            57,799  26.38    1,524,471       0.00%        1.45%     -2.66%
1   AllianceBernstein High Yield
      Portfolio - Class A               2,324,942  11.85   27,549,052       8.66%        1.40%      7.54%
2   AllianceBernstein High Yield
      Portfolio - Class A                  92,272  11.79    1,088,343       7.88%        1.45%      7.49%
1   AllianceBernstein International
      Growth Portfolio - Class A *      1,194,280  36.34   43,397,843       0.90%        1.40%     25.28%
2   AllianceBernstein International
      Growth Portfolio - Class A *         51,987  36.17    1,880,216       0.89%        1.45%     25.22%
1   AllianceBernstein International
      Research Growth Portfolio -
      Class A *                         2,501,502  21.47   53,710,897       0.41%        1.40%     24.70%
2   AllianceBernstein International
      Research Growth Portfolio -
      Class A *                           105,524  21.37    2,255,107       0.42%        1.45%     24.64%
1   AllianceBernstein International
      Value Portfolio - Class A         2,320,037  24.72   57,357,239       1.34%        1.40%     33.56%
2   AllianceBernstein International
      Value Portfolio - Class A            80,632  24.65    1,987,789       1.37%        1.45%     33.49%
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A               3,610,245  29.57  106,759,154       0.00%        1.40%     -1.83%
2   AllianceBernstein Large Cap Growth
      Portfolio - Class A                 159,595  29.43    4,697,244       0.00%        1.45%     -1.87%
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A                  16,085  13.34      214,551       0.00%        1.40%     -1.83%
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B               2,178,294  29.09   63,358,074       0.00%        1.40%     -2.02%
5   AllianceBernstein Large Cap Growth
      Portfolio - Class B                  66,179  28.95    1,915,832       0.00%        1.45%     -2.07%
1   AllianceBernstein Money Market
      Portfolio - Class A               1,343,591  13.19   17,727,719       4.89%        1.40%      2.77%
2   AllianceBernstein Money Market
      Portfolio - Class A                  33,045  13.13      433,953       5.02%        1.45%      2.72%
4   AllianceBernstein Money Market
      Portfolio - Class B               1,041,839  12.95   13,491,667       4.05%        1.40%      2.52%
5   AllianceBernstein Money Market
      Portfolio - Class B                  52,337  12.89      674,571       3.03%        1.45%      2.47%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    1,420,880  33.85   48,100,426       1.99%        1.40%     33.35%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A       62,269  33.69    2,098,075       1.93%        1.45%     33.29%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               2,932,427  13.55   39,727,655       0.00%        1.40%      9.15%


                                   VA I - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                            Investment     Expense    Total
Sub-accounts                              Units   Unit Value Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ---------- ----------- ---------------- --------- ----------
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 110,178   $13.48   $ 1,485,647       0.00%        1.45%      9.10%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                   6,321    13.17        83,227       0.00%        1.40%      9.15%
1   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A         2,692,681    19.97    53,781,113       0.42%        1.40%     12.83%
2   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A            82,449    19.92     1,642,108       0.42%        1.45%     12.78%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               3,688,591    16.48    60,792,990       3.97%        1.40%      2.49%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                  84,144    16.40     1,380,285       4.07%        1.45%      2.44%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 169,719    16.16     2,743,447       3.86%        1.40%      2.15%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                   4,723    16.09        75,984       3.94%        1.45%      2.10%
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B   217,778    13.76     2,996,290       0.00%        1.40%      8.33%
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B     7,098    13.73        97,489       0.00%        1.45%      8.28%
1   AllianceBernstein Utility Income
      Portfolio - Class A               1,629,794    29.27    47,707,964       2.46%        1.40%     22.05%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  51,069    29.13     1,487,884       2.35%        1.45%     21.99%
4   AllianceBernstein Value Portfolio
      - Class B                         4,968,785    15.06    74,811,220       0.92%        1.40%     19.35%
5   AllianceBernstein Value Portfolio
      - Class B                           129,544    15.01     1,944,938       0.97%        1.45%     19.29%
1   BlackRock Basic Value V.I. Fund -
      Class I *                           285,829    20.68     5,909,515       1.53%        1.40%     20.18%
2   BlackRock Basic Value V.I. Fund -
      Class I *                            22,598    20.58       465,091       1.52%        1.45%     20.12%
1   BlackRock Bond V.I. Fund - Class I
      *                                    18,147    13.97       253,563       4.59%        1.40%      2.95%
2   BlackRock Bond V.I. Fund - Class I
      *                                     3,299    13.91        45,879       4.59%        1.45%      2.89%
1   BlackRock Money Market V.I. Fund -
      Class I *                            33,362    11.93       398,024       3.83%        1.40%      3.08%
2   BlackRock Money Market V.I. Fund -
      Class I *                             3,613    11.88        42,912       4.43%        1.45%      3.03%
1   BlackRock Global Allocation V.I.
      Fund - Class I *                    109,130    17.47     1,906,769       2.99%        1.40%     14.92%
2   BlackRock Global Allocation V.I.
      Fund - Class I *                      8,881    17.39       154,465       3.04%        1.45%     14.86%
1   BlackRock Global Growth V.I. Fund
      - Class I *                          53,350    12.03       641,644       0.90%        1.40%     20.32%
2   BlackRock Global Growth V.I. Fund
      - Class I *                             673    11.98         8,060       0.94%        1.45%     20.26%
1   BlackRock High Income V.I. Fund -
      Class I *                            30,485    13.58       413,990       7.23%        1.40%      7.93%
2   BlackRock High Income V.I. Fund -
      Class I *                               560    13.52         7,570       7.46%        1.45%      7.88%
1   BlackRock International Value V.I.
      Fund - Class I *                    118,648    19.52     2,315,708       3.27%        1.40%     26.14%
2   BlackRock International Value V.I.
      Fund - Class I *                      9,490    19.44       184,513       3.79%        1.45%     26.07%
1   BlackRock Large Cap Core V.I. Fund
      - Class I *                         101,424    18.77     1,903,644       0.93%        1.40%     13.15%
2   BlackRock Large Cap Core V.I. Fund
      - Class I *                           2,692    18.68        50,301       0.83%        1.45%     13.10%
1   BlackRock Large Cap Growth V.I.
      Fund - Class I *                     86,564    10.87       940,900       0.29%        1.40%      5.72%
1   BlackRock Utilities and
      Telecommunications V.I. Fund -
      Class I *                            26,889    20.39       548,372       2.95%        1.40%     23.50%
2   BlackRock Utilities and
      Telecommunications V.I. Fund -
      Class I *                             2,353    20.30        47,768       2.88%        1.45%     23.44%
1   BlackRock Value Opportunities V.I.
      Fund - Class I *                     80,347    24.34     1,955,910       0.26%        1.40%     11.25%
2   BlackRock Value Opportunities V.I.
      Fund - Class I *                     12,733    24.23       308,558       0.27%        1.45%     11.20%
7   Delaware VIP Balanced Series -
      Standard class                       27,077    33.76       914,165       2.90%        1.25%     14.76%
7   Delaware VIP Capital Reserves
      Series - Standard class               6,685    23.22       155,253       4.81%        1.25%      3.27%
7   Delaware VIP Cash Reserve Series -
      Standard class                           --    13.77            --       0.00%        1.40%      3.04%
7   Delaware VIP Cash Reserve Series -
      Standard class                       14,676    17.04       250,090       4.09%        1.25%      3.19%
7   Delaware VIP Growth Opportunities
      Series - Standard class               6,557    31.79       208,440       0.00%        1.40%      4.88%
7   Delaware VIP Growth Opportunities
      Series - Standard class              21,524    35.87       771,976       0.00%        1.25%      5.04%
7   Delaware VIP High Yield Series -
      Standard class                          668    19.36        12,932       6.56%        1.40%     10.89%
7   Delaware VIP High Yield Series -
      Standard class                       17,069    27.57       470,674       6.56%        1.25%     11.06%
7   Delaware VIP Value Series -
      Standard class                        4,750    39.74       188,739       1.53%        1.40%     22.38%
7   Delaware VIP Value Series -
      Standard class                       95,378    47.26     4,507,090       1.56%        1.25%     22.56%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                          814    22.18        18,045       1.64%        1.45%     13.84%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      236,115    22.28     5,260,980       1.59%        1.40%     13.90%


                                   VA I - 49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                Unit                  Investment     Expense    Total
Sub-accounts                             Units  Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ----------- ---------------- --------- ----------
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          1,040 $15.68 $    16,300       0.00%        1.45%      9.37%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares         51,843  15.75     816,500       0.00%        1.40%      9.43%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class         244,885  17.42   4,266,167       3.01%        1.40%      5.83%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                       122  20.72       2,525       1.26%        1.45%     10.11%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                   136,208  20.82   2,835,385       1.26%        1.40%     10.17%
2   Fidelity VIP Growth Portfolio -
      Initial Class                          77  17.80       1,369       0.43%        1.45%      5.32%
3   Fidelity VIP Growth Portfolio -
      Initial Class                     182,120  17.88   3,256,932       0.43%        1.40%      5.37%
2   Fidelity VIP High Income Portfolio
      - Initial Class                     1,168  12.95      15,136       6.68%        1.45%      9.64%
3   Fidelity VIP High Income Portfolio
      - Initial Class                    54,868  13.01     714,094       6.68%        1.40%      9.69%
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class          97,913  16.70   1,635,503       4.58%        1.40%      2.90%
3   Fidelity VIP Money Market
      Portfolio - Initial Class         165,231  13.02   2,151,019       4.70%        1.40%      3.42%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                       9,596  19.55     187,622       0.97%        1.40%     16.44%
1   UBS U.S. Allocation Portfolio       747,396  17.64  13,187,756       2.74%        1.40%      9.75%
2   UBS U.S. Allocation Portfolio        84,240  17.57   1,480,229       3.09%        1.45%      9.69%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                    --  12.08          --       0.00%        0.75%      2.96%
1   UIF Equity Growth Portfolio -
      Class I                                --  11.83          --       0.00%        0.75%      3.33%
1   UIF Technology Portfolio - Class I       --     --          --       0.00%        0.75%      4.77%
3   Van Eck Worldwide Emerging Markets
      Fund                               33,797  21.37     722,390       0.67%        1.40%     37.56%
2   Van Eck Worldwide Hard Assets Fund      252  23.81       6,007       0.00%        1.45%     -2.11%
3   Van Eck Worldwide Hard Assets Fund   28,179  23.92     674,000       0.07%        1.40%     22.77%
1   Vanguard 500 Index Fund               2,232  13.16      29,376       1.73%        0.75%     14.78%
6   Vanguard Dividend Growth Fund         1,909  15.08      28,795       1.89%        0.52%     18.96%
6   Vanguard GNMA Fund                    1,170  11.20      13,105       5.65%        0.52%      3.78%
6   Vanguard Health Care Fund             4,234  15.07      63,831       1.41%        0.52%     10.29%
6   Vanguard Inflation-Protected
      Securities Fund                    13,802  11.38     157,045       2.94%        0.52%     -0.09%
1   Vanguard International Growth Fund      723  18.18      13,143       4.03%        0.75%     10.63%
1   Vanguard LifeStrategy Conservative
      Growth Fund                         2,476  13.21      32,710       3.19%        0.75%      9.80%
1   Vanguard LifeStrategy Growth Fund       996  14.54      14,489       2.12%        0.75%     15.26%
6   Vanguard LifeStrategy Growth Fund    10,239  15.00     153,576       2.16%        0.52%     15.53%
1   Vanguard LifeStrategy Income Fund     1,333  12.56      16,748       3.87%        0.75%      7.13%
6   Vanguard LifeStrategy Income Fund    17,095  12.01     205,299       3.91%        0.52%      7.37%
1   Vanguard LifeStrategy Moderate
      Growth Fund                        33,191  13.95     463,121       2.71%        0.75%     12.46%
6   Vanguard LifeStrategy Moderate
      Growth Fund                        31,779  13.97     443,832       3.04%        0.52%     12.72%
1   Vanguard Prime Money Market Fund        416  10.76       4,477       4.78%        0.75%      4.10%
1   Vanguard PRIMECAP Fund                  217  14.52       3,144       0.61%        0.75%     11.48%
1   Vanguard Small-Cap Growth Index
      Fund                                1,268  15.58      19,750       0.29%        0.75%     11.11%
1   Vanguard Small-Cap Value Index Fund   1,887  15.40      29,051       2.16%        0.75%     18.36%
1   Vanguard Total Bond Market Index
      Fund                                  705  11.95       8,427       4.84%        0.75%      3.49%
6   Vanguard Total International Stock
      Index Fund                         15,348  20.02     307,249       2.34%        0.52%     25.98%
1   Vanguard U.S. Growth Fund               434  10.57       4,584       0.46%        0.75%      1.01%
6   Vanguard VIF Balanced Portfolio     313,608  14.57   4,568,050       2.15%        0.52%     14.37%
6   Vanguard VIF Capital Growth
      Portfolio                          11,822  15.03     177,719       0.56%        0.52%     11.05%
1   Vanguard VIF Diversified Value
      Portfolio                           1,590  14.17      22,533       0.00%        0.75%     13.80%
6   Vanguard VIF Diversified Value
      Portfolio                          24,806  17.09     423,933       1.61%        0.52%     18.26%
1   Vanguard VIF Equity Income
      Portfolio                           1,544  13.42      20,718       2.67%        0.75%     19.80%
6   Vanguard VIF Equity Income
      Portfolio                          38,422  15.71     603,508       1.87%        0.52%     20.07%
6   Vanguard VIF Equity Index Portfolio  29,863  14.43     430,794       1.65%        0.52%     15.11%
6   Vanguard VIF Growth Portfolio         4,700  12.83      60,284       0.42%        0.52%      1.39%
1   Vanguard VIF High Yield Bond
      Portfolio                          11,668  11.68     136,242       6.95%        0.75%      7.46%
6   Vanguard VIF High Yield Bond
      Portfolio                          19,323  12.45     240,659       4.94%        0.52%      7.71%
1   Vanguard VIF International
      Portfolio                           8,788  16.25     142,797       1.07%        0.75%     25.80%


                                   VA I - 50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                         Investment     Expense    Total
Sub-accounts                             Units  Unit Value Net Assets Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ---------- ---------- ---------------- --------- ----------
6   Vanguard VIF International
      Portfolio                          68,625   $19.46   $1,335,452       0.45%        0.52%     26.09%
6   Vanguard VIF Mid-Cap Index
      Portfolio                          19,094    16.98      324,199       0.97%        0.52%     13.16%
6   Vanguard VIF Money Market Portfolio     397    10.82        4,299      55.16%        0.52%      4.49%
1   Vanguard VIF REIT Index Portfolio     1,505    17.98       27,073       2.07%        0.75%     33.92%
6   Vanguard VIF REIT Index Portfolio    19,538    21.38      417,775       1.83%        0.52%     34.23%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio         13,435    10.86      145,842       2.57%        0.52%      4.38%
6   Vanguard VIF Small Company Growth
      Portfolio                          12,166    14.15      172,093       0.22%        0.52%      9.64%
1   Vanguard VIF Total Bond Market
      Index Portfolio                     1,548    10.70       16,571       0.00%        0.75%      4.61%
6   Vanguard VIF Total Bond Market
      Index Portfolio                    38,527    11.11      428,209       3.87%        0.52%      3.77%
6   Vanguard VIF Total Stock Market
      Index Portfolio                   148,502    14.83    2,202,013       0.76%        0.52%     14.93%
1   Vanguard Wellington Fund              8,984    14.33      128,741       3.05%        0.75%     14.08%
1   Vanguard Windsor Fund                   215    14.51        3,121       1.48%        0.75%     18.46%

                                   VA I - 51

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                              990 $11.48 $     11,364       0.05%        1.45%      7.27%
3   AIM V.I. Capital Appreciation Fund
      - Series I                           94,212  11.53    1,085,821       0.05%        1.40%      7.33%
2   AIM V.I. International Growth Fund
      - Series I                              980  14.43       14,139       0.60%        1.45%     16.24%
3   AIM V.I. International Growth Fund
      - Series I                           92,099  14.49    1,334,262       0.60%        1.40%     16.29%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           1,853,190  21.35   39,556,609       6.86%        1.40%      7.16%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              16,466  21.26      349,998       6.40%        1.45%      7.11%
1   AllianceBernstein Global Bond
      Portfolio - Class A                 909,967  17.03   15,494,005       9.39%        1.40%     -8.94%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  31,182  16.96      528,704       7.55%        1.45%     -8.98%
3   AllianceBernstein Global Bond
      Portfolio - Class A                      63  12.78          801       9.06%        1.40%     -8.94%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      593,367  33.47   19,859,233       5.90%        1.40%      8.10%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       16,673  33.33      555,672       6.02%        1.45%      8.05%
1   AllianceBernstein Global
      Technology Portfolio - Class A *  3,430,602  15.88   54,482,738       0.00%        1.40%      2.42%
2   AllianceBernstein Global
      Technology Portfolio - Class A *    160,427  15.81    2,537,089       0.00%        1.45%      2.37%
3   AllianceBernstein Global
      Technology Portfolio - Class A *     43,634  15.37      670,610       0.00%        1.40%      2.42%
4   AllianceBernstein Global
      Technology Portfolio - Class B *  1,432,336  15.67   22,440,649       0.00%        1.40%      2.21%
5   AllianceBernstein Global
      Technology Portfolio - Class B *     96,636  15.60    1,507,640       0.00%        1.45%      2.16%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        5,150,075  40.32  207,630,186       1.47%        1.40%      3.41%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          176,457  40.15    7,084,149       1.54%        1.45%      3.36%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          150,268  25.01    3,757,785       1.21%        1.40%      3.41%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        4,526,504  39.68  179,612,690       1.25%        1.40%      3.15%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          121,205  39.51    4,789,237       1.17%        1.45%      3.09%
1   AllianceBernstein Growth Portfolio
      - Class A                         3,103,702  27.67   85,879,047       0.00%        1.40%     10.42%
2   AllianceBernstein Growth Portfolio
      - Class A                           106,451  27.55    2,933,097       0.00%        1.45%     10.36%
3   AllianceBernstein Growth Portfolio
      - Class A                            82,954  19.13    1,586,802       0.00%        1.40%     10.42%
4   AllianceBernstein Growth Portfolio
      - Class B                         1,973,252  27.21   53,692,489       0.00%        1.40%     10.09%
5   AllianceBernstein Growth Portfolio
      - Class B                            58,380  27.10    1,581,843       0.00%        1.45%     10.03%
1   AllianceBernstein High Yield
      Portfolio - Class A               2,778,502  11.02   30,615,117       8.24%        1.40%      0.37%
2   AllianceBernstein High Yield
      Portfolio - Class A                  98,709  10.97    1,083,174       8.63%        1.45%      0.32%
1   AllianceBernstein International
      Portfolio - Class A               3,003,328  17.22   51,711,655       0.47%        1.40%     17.51%
2   AllianceBernstein International
      Portfolio - Class A                 108,724  17.15    1,864,157       0.49%        1.45%     17.45%
1   AllianceBernstein International
      Value Portfolio - Class A         2,217,641  18.51   41,050,514       0.58%        1.40%     15.17%
2   AllianceBernstein International
      Value Portfolio - Class A            79,189  18.47    1,462,443       0.65%        1.45%     15.11%
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A *             4,752,800  30.12  143,159,333       0.00%        1.40%     13.55%
2   AllianceBernstein Large Cap Growth
      Portfolio - Class A *               219,121  29.99    6,572,420       0.00%        1.45%     13.49%
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A *                23,778  13.59      323,059       0.00%        1.40%     13.55%
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B *             2,474,671  29.69   73,461,562       0.00%        1.40%     13.25%
5   AllianceBernstein Large Cap Growth
      Portfolio - Class B *                82,045  29.56    2,425,298       0.00%        1.45%     13.19%
1   AllianceBernstein Money Market
      Portfolio - Class A               1,443,518  12.84   18,532,109       2.61%        1.40%      0.94%
2   AllianceBernstein Money Market
      Portfolio - Class A                  57,677  12.78      737,354       3.00%        1.45%      0.88%
4   AllianceBernstein Money Market
      Portfolio - Class B               1,249,080  12.63   15,778,165       2.07%        1.40%      0.68%
5   AllianceBernstein Money Market
      Portfolio - Class B                  21,657  12.58      272,422       1.82%        1.45%      0.63%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    1,713,918  25.39   43,508,901       3.15%        1.40%     10.12%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A       75,964  25.28    1,920,292       3.08%        1.45%     10.07%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               3,250,316  12.41   40,342,954       0.00%        1.40%      3.78%


                                   VA I - 52

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                             Investment     Expense    Total
Sub-accounts                              Units   Unit Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ---------- ------------ ---------------- --------- ----------
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 170,998   $12.36   $  2,113,508       0.00%        1.45%      3.73%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                  16,380    12.06        197,594       0.00%        1.40%      3.78%
1   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A *       3,232,495    17.70     57,219,329       0.73%        1.40%      5.43%
2   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A *          96,342    17.66      1,701,403       0.77%        1.45%      5.38%
1   AllianceBernstein Total Return
      Portfolio - Class A               6,219,857    24.71    153,669,013       2.56%        1.40%      2.47%
2   AllianceBernstein Total Return
      Portfolio - Class A                 162,454    24.60      3,996,746       2.59%        1.45%      2.41%
3   AllianceBernstein Total Return
      Portfolio - Class A                  33,917    12.36        419,099       2.66%        1.40%      2.47%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               4,360,176    16.08     70,114,479       2.97%        1.40%      0.56%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 115,065    16.01      1,842,538       2.83%        1.45%      0.51%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 190,291    15.82      3,011,226       2.66%        1.40%      0.34%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                   5,173    15.76         81,519       3.44%        1.45%      0.29%
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B   212,143    12.70      2,694,338       0.28%        1.40%      8.13%
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B     7,475    12.68         94,821       0.25%        1.45%      8.08%
1   AllianceBernstein Utility Income
      Portfolio - Class A               1,806,112    23.98     43,318,452       2.17%        1.40%     14.45%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  60,567    23.88      1,446,570       2.47%        1.45%     14.39%
4   AllianceBernstein Value Portfolio
      - Class B                         5,697,258    12.62     71,870,996       1.23%        1.40%      4.02%
5   AllianceBernstein Value Portfolio
      - Class B                           148,703    12.59      1,871,516       1.14%        1.45%      3.97%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 1,306,320    29.01     37,890,962       0.43%        1.40%     19.16%
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    68,361    28.88      1,974,541       0.46%        1.45%     19.10%
7   Delaware VIP Balanced Series -
      Standard class                       28,930    29.42        851,121       2.13%        1.25%      2.40%
7   Delaware VIP Capital Reserves
      Series - Standard class               8,624    22.49        193,940       4.12%        1.25%      0.54%
7   Delaware VIP Capital Reserves
      Series - Standard class                  --    16.80             --       6.68%        1.40%      0.39%
7   Delaware VIP Cash Reserves Series
      - Standard class                         --    13.36             --       0.00%        1.40%      1.29%
7   Delaware VIP Cash Reserves Series
      - Standard class                     17,880    16.51        295,264       2.30%        1.25%      1.44%
7   Delaware VIP Growth Opportunities
      Series - Standard class               6,627    30.31        200,850       0.00%        1.40%      9.86%
7   Delaware VIP Growth Opportunities
      Series - Standard class              23,737    34.15        810,526       0.00%        1.25%     10.02%
7   Delaware VIP High Yield Series -
      Standard class                          669    17.46         11,690       6.58%        1.40%      2.15%
7   Delaware VIP High Yield Series -
      Standard class                       18,271    24.83        453,661       6.69%        1.25%      2.30%
7   Delaware VIP Value Series -
      Standard class                        4,750    32.47        154,241       1.87%        1.40%      4.56%
7   Delaware VIP Value Series -
      Standard class                      106,740    38.56      4,115,427       1.74%        1.25%      4.71%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                          814    19.48         15,851       1.60%        1.45%      3.19%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      346,198    19.56      6,772,627       1.54%        1.40%      3.24%
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares            1,040    14.33         14,903       0.00%        1.45%     -0.54%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          105,839    14.39      1,523,276       0.00%        1.40%     -0.49%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class           343,752    16.46      5,658,685       2.84%        1.40%      2.60%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                         427    18.82          8,039       0.29%        1.45%     15.26%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                     196,314    18.90      3,709,418       0.29%        1.40%     15.32%
2   Fidelity VIP Growth Portfolio -
      Initial Class                            77    16.90          1,306       0.53%        1.45%      4.28%
3   Fidelity VIP Growth Portfolio -
      Initial Class                       250,705    16.97      4,255,031       0.53%        1.40%      4.33%
2   Fidelity VIP High Income Portfolio
      - Initial Class                       1,168    11.81         13,805      14.91%        1.45%      1.23%
3   Fidelity VIP High Income Portfolio
      - Initial Class                      98,552    11.86      1,169,260      14.91%        1.40%      1.28%


                                   VA I - 53

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                Unit                  Investment     Expense    Total
Sub-accounts                             Units  Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ----------- ---------------- --------- ----------
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class         154,340 $16.23 $ 2,505,319       3.94%        1.40%      0.77%
3   Fidelity VIP Money Market
      Portfolio - Initial Class         165,921  12.59   2,088,573       2.78%        1.40%      1.60%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                      13,573  16.79     227,914       0.71%        1.40%     17.40%
1   Mercury Basic Value V.I. Fund -
      Class I *                         344,465  17.20   5,926,198       1.20%        1.40%      1.51%
2   Mercury Basic Value V.I. Fund -
      Class I *                          27,874  17.13     477,597       1.00%        1.45%      1.46%
1   Mercury Core Bond V.I. Fund -
      Class I *                          18,369  13.57     249,321       5.12%        1.40%      0.60%
2   Mercury Core Bond V.I. Fund -
      Class I *                           3,302  13.52      44,633       4.95%        1.45%      0.55%
1   Mercury Domestic Money Market V.I.
      Fund - Class I *                   26,678  11.57     308,767       2.69%        1.40%      1.27%
2   Mercury Domestic Money Market V.I.
      Fund - Class I *                    3,620  11.53      41,725       2.00%        1.45%      1.22%
1   Mercury Global Allocation V.I.
      Fund - Class I *                   91,040  15.20   1,384,223       2.55%        1.40%      8.98%
2   Mercury Global Allocation V.I.
      Fund - Class I *                    7,075  15.14     107,135       2.27%        1.45%      8.93%
1   Mercury Global Growth V.I. Fund -
      Class I *                          62,562  10.00     625,364       0.99%        1.40%     13.47%
2   Mercury Global Growth V.I. Fund -
      Class I *                             727   9.96       7,245       1.16%        1.45%     13.42%
1   Mercury High Current Income V.I.
      Fund - Class I *                   37,243  12.58     468,597       8.83%        1.40%      0.13%
2   Mercury High Current Income V.I.
      Fund - Class I *                      605  12.53       7,585      16.58%        1.45%      0.08%
1   Mercury International Value V.I.
      Fund - Class I *                  140,781  15.47   2,178,364       2.74%        1.40%     10.13%
2   Mercury International Value V.I.
      Fund - Class I *                    7,508  15.42     115,795       2.61%        1.45%     10.08%
1   Mercury Large Cap Core V.I. Fund -
      Class I *                         106,450  16.59   1,765,715       0.61%        1.40%     11.63%
2   Mercury Large Cap Core V.I. Fund -
      Class I *                           3,534  16.52      58,376       0.66%        1.45%     11.57%
1   Mercury Large Cap Growth V.I. Fund
      - Class I *                        83,509  10.28     858,545       0.17%        1.40%      9.11%
1   Mercury Utilities and
      Telecommunications V.I. Fund -
      Class I *                          30,504  16.51     503,728       2.65%        1.40%     12.55%
2   Mercury Utilities and
      Telecommunications V.I. Fund -
      Class I *                           2,363  16.45      38,861       4.19%        1.45%     12.50%
1   Mercury Value Opportunities V.I.
      Fund - Class I *                  102,905  21.88   2,251,650       0.25%        1.40%      8.85%
2   Mercury Value Opportunities V.I.
      Fund - Class I *                   15,009  21.79     327,083       0.24%        1.45%      8.80%
1   UBS U.S. Allocation Portfolio       906,556  16.08  14,575,620       1.60%        1.40%      5.31%
2   UBS U.S. Allocation Portfolio       118,516  16.02   1,898,519       1.59%        1.45%      5.26%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                 3,047  11.73      35,744       3.58%        0.75%      3.44%
1   UIF Equity Growth Portfolio -
      Class I                             3,066  11.44      35,091       0.47%        0.75%     14.85%
1   UIF Technology Portfolio - Class I    1,520   8.03      12,209       0.00%        0.75%     -1.02%
1   UIF Value Portfolio - Class I            --  13.40          --       0.00%        0.75%      3.78%
3   Van Eck Worldwide Emerging Markets
      Fund                               46,816  15.54     727,449       0.72%        1.40%     30.17%
3   Van Eck Worldwide Hard Assets Fund   34,998  19.48     681,860       0.27%        1.40%     49.57%
1   Vanguard 500 Index Fund               2,435  11.47      27,921       1.87%        0.75%      3.99%
6   Vanguard Dividend Growth Fund         2,014  12.68      25,533       1.91%        0.52%      3.70%
6   Vanguard GNMA Fund                    1,358  10.79      14,654       5.11%        0.52%      2.80%
6   Vanguard Health Care Fund             4,777  13.67      65,294       1.07%        0.52%     14.81%
6   Vanguard Inflation-Protected
      Securities Fund                    12,379  11.39     140,980       9.38%        0.52%      2.06%
1   Vanguard LifeStrategy Conservative
      Growth Fund                         2,712  12.03      32,643       2.81%        0.75%      3.68%
1   Vanguard LifeStrategy Growth Fund     1,092  12.62      13,773       1.94%        0.75%      6.09%
6   Vanguard LifeStrategy Growth Fund     9,068  12.98     117,725       2.30%        0.52%      6.33%
1   Vanguard LifeStrategy Income Fund     1,546  11.73      18,135       3.42%        0.75%      2.46%
6   Vanguard LifeStrategy Income Fund    14,069  11.18     157,357       3.50%        0.52%      2.70%
1   Vanguard LifeStrategy Moderate
      Growth Fund                        35,678  12.41     442,657       4.88%        0.75%      4.90%


                                   VA I - 54

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                           Unit                 Investment     Expense    Total
Sub-accounts                        Units  Value  Net Assets Income Ratio (a) Ratio (b) Return (c)
------------                       ------- ------ ---------- ---------------- --------- ----------
6   Vanguard LifeStrategy
      Moderate Growth Fund          23,059 $12.39 $  285,701       2.41%        0.52%      5.14%
1   Vanguard Prime Money Market
      Fund                             454  10.34      4,689       2.96%        0.75%      2.24%
1   Vanguard PRIMECAP Fund             236  13.02      3,075       0.57%        0.75%      7.69%
1   Vanguard Small-Cap Growth
      Index Fund                     1,383  14.02     19,396       0.49%        0.75%      7.83%
1   Vanguard Small-Cap Value
      Index Fund                     1,459  13.01     18,989       3.54%        0.75%      5.28%
1   Vanguard Total Bond Market
      Index Fund                       771  11.54      8,898       4.43%        0.75%      1.63%
6   Vanguard Total International
      Stock Index Fund              17,451  15.89    277,301       2.04%        0.52%     14.97%
1   Vanguard U.S. Growth Fund          473  10.47      4,948       0.20%        0.75%     10.33%
6   Vanguard VIF Balanced
      Portfolio                    268,437  12.74  3,418,895       1.90%        0.52%      6.28%
6   Vanguard VIF Capital Growth
      Portfolio                      8,428  13.54    114,085       0.45%        0.52%      7.12%
6   Vanguard VIF Diversified
      Value Portfolio               25,311  14.45    365,768       1.26%        0.52%      7.06%
1   Vanguard VIF Equity Income
      Portfolio                      1,593  11.20     17,851       2.45%        0.75%      3.36%
6   Vanguard VIF Equity Income
      Portfolio                     22,489  13.08    294,186       1.89%        0.52%      3.60%
6   Vanguard VIF Equity Index
      Portfolio                     15,968  12.53    200,108       1.18%        0.52%      4.25%
6   Vanguard VIF Growth Portfolio    4,943  12.65     62,536       0.17%        0.52%     10.92%
1   Vanguard VIF High Yield Bond
      Portfolio                     10,939  10.87    118,854       0.00%        0.75%      1.99%
6   Vanguard VIF High Yield Bond
      Portfolio                      4,896  11.56     56,615       3.33%        0.52%      2.22%
1   Vanguard VIF International
      Portfolio                      9,871  12.92    127,493       0.00%        0.75%     15.44%
6   Vanguard VIF International
      Portfolio                     20,403  15.43    314,875       0.77%        0.52%     15.71%
6   Vanguard VIF Mid-Cap Index
      Portfolio                     17,020  15.00    255,367       0.38%        0.52%     13.39%
1   Vanguard VIF Money Market
      Portfolio                         --  10.29         --       0.00%        0.75%      2.40%
6   Vanguard VIF Money Market
      Portfolio                      3,266  10.35     33,823      25.89%        0.52%      2.64%
1   Vanguard VIF REIT Index
      Portfolio                      1,616  13.43     21,696       2.80%        0.75%     11.00%
6   Vanguard VIF REIT Index
      Portfolio                     12,188  15.93    194,149       1.39%        0.52%     11.26%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio     6,221  10.40     64,706       2.70%        0.52%      1.72%
6   Vanguard VIF Small Company
      Growth Portfolio               5,544  12.90     71,527       0.00%        0.52%      5.71%
6   Vanguard VIF Total Bond
      Market Index Portfolio        33,465  10.71    358,440       4.01%        0.52%      1.87%
6   Vanguard VIF Total Stock
      Market Index Portfolio        85,167  12.90  1,098,862       0.93%        0.52%      5.58%
1   Vanguard Wellington Fund         9,809  12.56    123,215       4.45%        0.75%      6.03%
1   Vanguard Windsor Fund              235  12.25      2,872       1.42%        0.75%      4.21%


                                   VA I - 55

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                            1,051 $10.70 $     11,241       0.00%        1.45%      5.09%
3   AIM V.I. Capital Appreciation Fund
      - Series I                          122,811  10.74    1,318,801       0.00%        1.40%      5.14%
2   AIM V.I. International Growth Fund
      - Series I                            1,081  12.41       13,418       0.64%        1.45%     22.22%
3   AIM V.I. International Growth Fund
      - Series I                          109,923  12.46    1,369,365       0.64%        1.40%     22.28%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           2,111,933  19.92   42,065,862       5.08%        1.40%      3.43%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              29,475  19.84      584,908       4.80%        1.45%      3.37%
1   AllianceBernstein Global Bond
      Portfolio - Class A                 899,807  18.70   16,824,355       5.47%        1.40%      8.11%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  31,162  18.63      580,507       5.51%        1.45%      8.05%
3   AllianceBernstein Global Bond
      Portfolio - Class A                      63  14.03          885      11.06%        1.40%      8.11%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      628,197  30.96   19,449,691       6.45%        1.40%      8.59%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       19,026  30.85      586,878       6.72%        1.45%      8.53%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        6,262,902  38.99  244,161,672       0.88%        1.40%      9.91%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          219,804  38.84    8,537,408       0.90%        1.45%      9.86%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          282,480  24.18    6,830,906       0.97%        1.40%      9.91%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        5,229,899  38.47  201,194,063       0.72%        1.40%      9.68%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          147,272  38.33    5,644,554       0.74%        1.45%      9.62%
1   AllianceBernstein Growth Portfolio
      - Class A                         3,853,315  25.06   96,562,814       0.00%        1.40%     13.14%
2   AllianceBernstein Growth Portfolio
      - Class A                           144,062  24.97    3,596,773       0.00%        1.45%     13.08%
3   AllianceBernstein Growth Portfolio
      - Class A                           163,582  17.32    2,833,937       0.00%        1.40%     13.14%
4   AllianceBernstein Growth Portfolio
      - Class B                         2,217,887  24.72   54,819,089       0.00%        1.40%     12.94%
5   AllianceBernstein Growth Portfolio
      - Class B                            64,240  24.63    1,581,914       0.00%        1.45%     12.88%
1   AllianceBernstein High Yield
      Portfolio - Class A               3,418,232  10.98   37,525,351       6.23%        1.40%      6.48%
2   AllianceBernstein High Yield
      Portfolio - Class A                 134,790  10.94    1,474,402       6.65%        1.45%      6.43%
1   AllianceBernstein International
      Portfolio - Class A               3,066,419  14.65   44,929,430       0.26%        1.40%     15.98%
2   AllianceBernstein International
      Portfolio - Class A                 111,264  14.60    1,624,203       0.28%        1.45%     15.93%
1   AllianceBernstein International
      Value Portfolio - Class A         2,082,813  16.07   33,477,137       0.49%        1.40%     23.46%
2   AllianceBernstein International
      Value Portfolio - Class A            74,829  16.04    1,200,523       0.48%        1.45%     23.39%
1   AllianceBernstein Money Market
      Portfolio - Class A               1,820,045  12.72   23,149,556       0.74%        1.40%     -0.68%
2   AllianceBernstein Money Market
      Portfolio - Class A                  59,980  12.67      760,067       0.85%        1.45%     -0.73%
4   AllianceBernstein Money Market
      Portfolio - Class B               1,230,662  12.55   15,440,025       0.43%        1.40%     -0.93%
5   AllianceBernstein Money Market
      Portfolio - Class B                  29,141  12.50      364,257       0.57%        1.45%     -0.98%
1   AllianceBernstein Premier Growth
      Portfolio - Class A               5,888,313  26.53  156,197,494       0.00%        1.40%      7.11%
2   AllianceBernstein Premier Growth
      Portfolio - Class A                 272,974  26.43    7,214,251       0.00%        1.45%      7.06%
3   AllianceBernstein Premier Growth
      Portfolio - Class A                  34,289  11.97      410,278       0.00%        1.40%      7.11%
4   AllianceBernstein Premier Growth
      Portfolio - Class B               2,859,284  26.21   74,947,558       0.00%        1.40%      6.84%
5   AllianceBernstein Premier Growth
      Portfolio - Class B                  96,497  26.11    2,519,997       0.00%        1.45%      6.79%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    2,141,527  23.05   49,367,234       2.08%        1.40%     33.74%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A      101,876  22.97    2,339,783       2.09%        1.45%     33.68%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A *             3,886,852  11.96   46,487,482       0.00%        1.40%     12.96%
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A *               201,863  11.92    2,405,361       0.00%        1.45%     12.90%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A *                23,121  11.62      268,757       0.00%        1.40%     12.96%


                                   VA I - 56

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
1   AllianceBernstein Small Cap Value
      Portfolio - Class A               3,582,738 $16.79 $ 60,151,686       0.18%        1.40%     17.64%
2   AllianceBernstein Small Cap Value
      Portfolio - Class A                 112,220  16.76    1,880,641       0.17%        1.45%     17.59%
1   AllianceBernstein Technology
      Portfolio - Class A               4,429,336  15.51   68,679,065       0.00%        1.40%      3.99%
2   AllianceBernstein Technology
      Portfolio - Class A                 224,723  15.45    3,471,517       0.00%        1.45%      3.94%
3   AllianceBernstein Technology
      Portfolio - Class A                  68,612  15.01    1,029,525       0.00%        1.40%      3.99%
4   AllianceBernstein Technology
      Portfolio - Class B               1,734,688  15.33   26,589,834       0.00%        1.40%      3.63%
5   AllianceBernstein Technology
      Portfolio - Class B                 106,350  15.27    1,624,124       0.00%        1.45%      3.57%
1   AllianceBernstein Total Return
      Portfolio - Class A               7,047,539  24.11  169,927,969       2.15%        1.40%      7.56%
2   AllianceBernstein Total Return
      Portfolio - Class A                 197,367  24.02    4,741,220       2.23%        1.45%      7.50%
3   AllianceBernstein Total Return
      Portfolio - Class A                  52,718  12.06      635,751       2.03%        1.40%      7.56%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               5,440,970  15.99   87,002,900       2.70%        1.40%      2.32%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 164,077  15.93    2,613,917       2.72%        1.45%      2.27%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 193,600  15.77    3,053,168       2.55%        1.40%      2.08%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                   9,338  15.71      146,715       2.74%        1.45%      2.03%
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B   196,331  11.75    2,305,973       0.08%        1.40%      7.65%
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B     9,219  11.74      108,201       0.02%        1.45%      7.59%
1   AllianceBernstein Utility Income
      Portfolio - Class A               1,964,056  20.96   41,160,680       2.04%        1.40%     22.60%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  58,184  20.88    1,214,854       1.95%        1.45%     22.54%
4   AllianceBernstein Value Portfolio
      - Class B                         6,361,377  12.13   77,148,234       0.85%        1.40%     11.80%
5   AllianceBernstein Value Portfolio
      - Class B                           173,133  12.11    2,095,841       0.77%        1.45%     11.74%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 1,405,001  24.34   34,199,304       0.21%        1.40%     22.54%
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    69,774  24.25    1,692,095       0.22%        1.45%     22.48%
7   Delaware VIP Balanced Series -
      Standard class                           --  18.94           --       3.89%        1.40%      4.37%
7   Delaware VIP Balanced Series -
      Standard class                       32,787  28.73      941,999       2.16%        1.25%      4.53%
7   Delaware VIP Capital Reserves
      Series - Standard class               8,628  22.37      193,003       4.53%        1.25%      2.40%
7   Delaware VIP Capital Reserves
      Series - Standard class               2,937  16.73       49,155       4.24%        1.40%      2.25%
7   Delaware VIP Cash Reserves Series
      - Standard class                     28,886  16.28      470,237       0.87%        1.25%     -0.38%
7   Delaware VIP Growth Opportunities
      Series - Standard class               6,786  27.59      187,228       0.00%        1.40%     10.91%
7   Delaware VIP Growth Opportunities
      Series - Standard class              34,408  31.03    1,067,847       0.00%        1.25%     11.08%
7   Delaware VIP High Yield Series -
      Standard class                          671  17.09       11,474       8.91%        1.40%     12.66%
7   Delaware VIP High Yield Series -
      Standard class                       19,508  24.27      473,458       6.78%        1.25%     12.83%
7   Delaware VIP Value Series -
      Standard class *                      5,813  31.05      180,506       1.65%        1.40%     13.33%
7   Delaware VIP Value Series -
      Standard class *                    116,612  36.82    4,293,595       1.67%        1.25%     13.50%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                          814  18.88       15,362       1.30%        1.45%      9.05%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      439,255  18.95    8,323,390       1.68%        1.40%      9.10%
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares            1,040  14.41       14,984       0.00%        1.45%     16.81%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          140,927  14.46    2,038,341       0.00%        1.40%     16.87%
2   Fidelity VIP Asset Manager
      Portfolio - Initial Class                --  15.98           --       2.87%        1.45%      3.95%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class           434,692  16.04    6,974,219       2.87%        1.40%      4.00%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                         430  16.33        7,023       0.34%        1.45%     13.81%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                     222,855  16.39    3,651,633       0.34%        1.40%     13.87%
2   Fidelity VIP Growth Portfolio -
      Initial Class                            78  16.21        1,259       0.29%        1.45%      1.89%


                                   VA I - 57

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                  Unit                  Investment     Expense    Total
Sub-accounts                              Units   Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ----------- ---------------- --------- ----------
3   Fidelity VIP Growth Portfolio -
      Initial Class                       368,999 $16.27 $ 6,002,705       0.29%        1.40%      1.94%
2   Fidelity VIP High Income Portfolio
      - Initial Class                       1,168  11.67      13,637       8.52%        1.45%      8.02%
3   Fidelity VIP High Income Portfolio
      - Initial Class                     141,135  11.71   1,653,374       8.52%        1.40%      8.07%
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class           209,298  16.11   3,371,298       4.45%        1.40%      3.00%
3   Fidelity VIP Money Market
      Portfolio - Initial Class           250,164  12.39   3,099,313       1.05%        1.40%     -0.20%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                        20,004  14.30     286,116       1.14%        1.40%     12.06%
1   Merrill Lynch Basic Value V.I.
      Fund - Class I                      443,366  16.95   7,514,169       1.08%        1.40%      9.53%
2   Merrill Lynch Basic Value V.I.
      Fund - Class I                       48,297  16.89     815,621       1.09%        1.45%      9.47%
1   Merrill Lynch Core Bond V.I. Fund
      - Class I                            34,210  13.49     461,570       3.57%        1.40%      3.06%
2   Merrill Lynch Core Bond V.I. Fund
      - Class I                             3,305  13.44      44,435       3.57%        1.45%      3.01%
1   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I           51,563  11.43     589,305       0.71%        1.40%     -0.48%
2   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I              201  11.39       2,292       0.92%        1.45%     -0.53%
1   Merrill Lynch Global Allocation
      V.I. Fund - Class I                  85,853  13.95   1,197,753       3.66%        1.40%     12.79%
2   Merrill Lynch Global Allocation
      V.I. Fund - Class I                   9,693  13.90     134,749       2.05%        1.45%     12.73%
1   Merrill Lynch Global Growth V.I.
      Fund - Class I                       90,917   8.81     800,893       1.47%        1.40%     13.62%
2   Merrill Lynch Global Growth V.I.
      Fund - Class I                          787   8.78       6,916       1.53%        1.45%     13.56%
1   Merrill Lynch High Current Income
      V.I. Fund - Class I                  69,402  12.57     872,051       7.60%        1.40%     10.27%
2   Merrill Lynch High Current Income
      V.I. Fund - Class I                   1,766  12.52      22,111       8.81%        1.45%     10.21%
1   Merrill Lynch International Value
      V.I. Fund - Class I                 145,441  14.05   2,043,390       2.38%        1.40%     20.83%
2   Merrill Lynch International Value
      V.I. Fund - Class I                   8,769  14.01     122,846       2.38%        1.45%     20.77%
1   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                      120,062  14.86   1,784,069       0.84%        1.40%     15.17%
2   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                        3,420  14.81      50,639       0.94%        1.45%     15.11%
1   Merrill Lynch Large Cap Growth
      V.I. Fund - Class I                  99,634   9.42     938,811       0.24%        1.40%      6.30%
1   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                              30,233  14.67     443,567       2.41%        1.40%     23.97%
2   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                                  36  14.62         520       2.57%        1.45%     23.91%
1   Merrill Lynch Value Opportunities
      V.I. Fund - Class I *               127,681  20.10   2,566,605       0.00%        1.40%     13.38%
2   Merrill Lynch Value Opportunities
      V.I. Fund - Class I *                18,950  20.03     379,573       0.00%        1.45%     13.32%
1   UBS U.S. Allocation Portfolio *     1,101,176  15.27  16,811,976       0.94%        1.40%      9.14%
2   UBS U.S. Allocation Portfolio *       136,940  15.22   2,084,072       0.93%        1.45%      9.08%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                   3,278  11.34      37,169       3.75%        0.75%      3.59%
1   UIF Equity Growth Portfolio -
      Class I                               3,298   9.96      32,865       0.16%        0.75%      6.97%
1   UIF Technology Portfolio - Class I      1,635   8.12      13,268       0.00%        0.75%     -2.38%
1   UIF Value Portfolio - Class I              --  12.91          --       2.09%        0.75%     16.95%
3   Van Eck Worldwide Emerging Markets
      Fund                                 42,737  11.94     510,162       0.62%        1.40%     24.14%
3   Van Eck Worldwide Hard Assets Fund     27,975  13.03     364,401       0.19%        1.40%     22.26%
1   Vanguard 500 Index Fund                   753  11.03       8,300       1.79%        0.75%      9.91%
6   Vanguard GNMA Fund                      3,152  10.50      33,095       2.57%        0.52%      3.59%
6   Vanguard Health Care Fund               5,698  11.90      67,830       1.71%        0.52%      8.94%
6   Vanguard Inflation-Protected
      Securities Fund                       2,150  11.16      23,992       6.93%        0.52%      7.71%
1   Vanguard LifeStrategy Conservative
      Growth Fund                           2,961  11.61      34,374       2.82%        0.75%      7.22%
1   Vanguard LifeStrategy Growth Fund       1,192  11.89      14,173       1.97%        0.75%     11.73%
6   Vanguard LifeStrategy Growth Fund       6,749  12.21      82,401       2.38%        0.52%     11.99%
1   Vanguard LifeStrategy Income Fund       1,771  11.44      20,264       3.21%        0.75%      5.22%
6   Vanguard LifeStrategy Income Fund      11,770  10.89     128,188       5.74%        0.52%      5.46%
6   Vanguard LifeStrategy Moderate
      Growth Fund                          24,811  11.78     292,373       2.90%        0.52%      9.99%


                                   VA I - 58

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                Unit                 Investment     Expense    Total
Sub-accounts                             Units  Value  Net Assets Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ---------- ---------------- --------- ----------
1   Vanguard Prime Money Market Fund        493 $10.11 $    4,985       1.10%        0.75%      0.35%
1   Vanguard PRIMECAP Fund                  257  12.09      3,104       0.74%        0.75%     17.43%
1   Vanguard Total Bond Market Index
      Fund                                  840  11.36      9,535       2.93%        0.75%      3.47%
6   Vanguard Total International Stock
      Index Fund                         19,656  13.82    271,666       3.97%        0.52%     20.21%
1   Vanguard U.S. Growth Fund               514   9.49      4,875       0.28%        0.75%      6.23%
6   Vanguard VIF Balanced Portfolio     154,249  11.98  1,848,551       1.42%        0.52%     10.71%
6   Vanguard VIF Capital Growth
      Portfolio                           5,319  12.64     67,211       0.00%        0.52%     17.02%
6   Vanguard VIF Diversified Value
      Portfolio                          13,666  13.50    184,457       0.37%        0.52%     19.84%
1   Vanguard VIF Equity Income
      Portfolio                           1,646  10.84     17,836       0.00%        0.75%     12.65%
6   Vanguard VIF Equity Income
      Portfolio                          14,769  12.63    186,491       0.12%        0.52%     12.73%
6   Vanguard VIF Equity Index Portfolio   8,591  12.02    103,269       0.88%        0.52%     10.23%
6   Vanguard VIF Growth Portfolio         1,294  11.41     14,759       0.15%        0.52%      6.70%
6   Vanguard VIF High Yield Bond
      Portfolio                           1,510  11.31     17,083       2.10%        0.52%      7.96%
6   Vanguard VIF International
      Portfolio                           5,881  13.34     78,446       1.26%        0.52%     18.80%
6   Vanguard VIF Mid-Cap Index
      Portfolio                           4,431  13.23     58,639       0.87%        0.52%     19.69%
6   Vanguard VIF Money Market Portfolio     439  10.09      4,433       4.61%        0.52%      0.78%
1   Vanguard VIF REIT Index Portfolio     1,731  12.10     20,946       0.00%        0.75%     20.74%
6   Vanguard VIF REIT Index Portfolio     3,950  14.32     56,551       2.54%        0.52%     29.84%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio *        4,814  10.22     49,219       3.89%        0.52%      1.54%
6   Vanguard VIF Small Company Growth
      Portfolio                           3,888  12.20     47,445       0.06%        0.52%     14.70%
6   Vanguard VIF Total Bond Market
      Index Portfolio                    19,451  10.51    204,510       8.25%        0.52%      3.66%
6   Vanguard VIF Total Stock Market
      Index Portfolio                    55,746  12.22    681,258       0.02%        0.52%     11.96%
1   Vanguard Wellington Fund                249  11.85      2,951       2.88%        0.75%     10.34%
1   Vanguard Windsor Fund                   255  11.75      2,996       1.47%        0.75%     12.53%


                                   VA I - 59

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                            1,865 $10.18 $     18,987       0.00%        1.45%     27.59%
3   AIM V.I. Capital Appreciation Fund
      - Series I                          156,769  10.21    1,601,103       0.00%        1.40%     27.66%
2   AIM V.I. International Growth Fund
      - Series I                            1,248  10.16       12,672       0.45%        1.45%     27.27%
3   AIM V.I. International Growth Fund
      - Series I                          103,232  10.19    1,051,681       0.45%        1.40%     27.34%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           2,760,409  19.26   53,161,067       4.83%        1.40%      5.87%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              47,706  19.20      915,798       4.62%        1.45%      5.82%
1   AllianceBernstein Global Bond
      Portfolio - Class A               1,027,281  17.30   17,767,141       6.29%        1.40%     11.65%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  41,873  17.24      721,878       5.93%        1.45%     11.66%
3   AllianceBernstein Global Bond
      Portfolio - Class A                   2,110  12.98       27,382      11.20%        1.40%     11.69%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      763,719  28.51   21,775,961       5.72%        1.40%     31.58%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       30,193  28.42      858,145       5.64%        1.45%     31.46%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        7,494,776  35.47  265,834,782       1.03%        1.40%     30.64%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          250,936  35.36    8,871,978       1.02%        1.45%     30.61%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          456,946  22.00   10,053,264       1.29%        1.40%     30.65%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        5,529,170  35.08  193,941,609       0.83%        1.40%     30.35%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          179,523  34.96    6,276,776       0.81%        1.45%     30.27%
1   AllianceBernstein Growth Portfolio
      - Class A                         4,596,623  22.15  101,813,109       0.00%        1.40%     33.19%
2   AllianceBernstein Growth Portfolio
      - Class A                           146,012  22.08    3,223,723       0.00%        1.45%     33.08%
3   AllianceBernstein Growth Portfolio
      - Class A                           262,464  15.31    4,018,958       0.00%        1.40%     33.15%
4   AllianceBernstein Growth Portfolio
      - Class B                         2,435,912  21.89   53,310,512       0.00%        1.40%     32.80%
5   AllianceBernstein Growth Portfolio
      - Class B                            72,978  21.82    1,592,020       0.00%        1.45%     32.78%
1   AllianceBernstein High Yield
      Portfolio - Class A               4,045,676  10.31   41,711,274       5.98%        1.40%     20.73%
2   AllianceBernstein High Yield
      Portfolio - Class A                 165,236  10.28    1,698,315       5.65%        1.45%     20.64%
1   AllianceBernstein International
      Portfolio - Class A               3,249,996  12.63   41,056,823       0.13%        1.40%     29.70%
2   AllianceBernstein International
      Portfolio - Class A                 112,558  12.59    1,417,363       0.13%        1.45%     29.68%
1   AllianceBernstein International
      Value Portfolio - Class A         1,630,940  13.02   21,233,604       0.34%        1.40%     42.29%
2   AllianceBernstein International
      Value Portfolio - Class A            68,529  13.00      891,010       0.34%        1.45%     42.25%
1   AllianceBernstein Money Market
      Portfolio - Class A               2,740,288  12.81   35,092,595       0.56%        1.40%     -0.88%
2   AllianceBernstein Money Market
      Portfolio - Class A                  76,963  12.77      982,435       0.58%        1.45%     -0.89%
4   AllianceBernstein Money Market
      Portfolio - Class B               2,676,391  12.66   33,893,717       0.31%        1.40%     -1.14%
5   AllianceBernstein Money Market
      Portfolio - Class B                  11,111  12.62      140,257       0.38%        1.45%     -1.15%
1   AllianceBernstein Premier Growth
      Portfolio - Class A               7,476,698  24.77  185,168,151       0.00%        1.40%     21.94%
2   AllianceBernstein Premier Growth
      Portfolio - Class A                 322,146  24.69    7,952,684       0.00%        1.45%     21.91%
3   AllianceBernstein Premier Growth
      Portfolio - Class A                  45,912  11.17      512,889       0.00%        1.40%     21.96%
4   AllianceBernstein Premier Growth
      Portfolio - Class B               3,351,175  24.53   82,218,177       0.00%        1.40%     21.64%
5   AllianceBernstein Premier Growth
      Portfolio - Class B                 115,298  24.46    2,819,674       0.00%        1.45%     21.61%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    2,186,223  17.24   37,682,357       2.50%        1.40%     37.34%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A      134,029  17.18    2,302,754       2.44%        1.45%     37.34%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               4,473,127  10.59   47,361,193       0.00%        1.40%     46.85%
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 225,643  10.55    2,381,429       0.00%        1.45%     46.79%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                  33,671  10.29      346,487       0.00%        1.40%     46.79%
1   AllianceBernstein Small Cap Value
      Portfolio - Class A               3,759,335  14.27   53,650,298       0.53%        1.40%     39.37%
2   AllianceBernstein Small Cap Value
      Portfolio - Class A                 115,011  14.25    1,639,166       0.54%        1.45%     39.18%


                                   VA I - 60

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
1   AllianceBernstein Technology
      Portfolio - Class A               5,436,959 $14.91 $ 81,068,515       0.00%        1.40%     42.14%
2   AllianceBernstein Technology
      Portfolio - Class A                 261,058  14.86    3,880,050       0.00%        1.45%     41.96%
3   AllianceBernstein Technology
      Portfolio - Class A                  97,035  14.43    1,400,165       0.00%        1.40%     42.02%
4   AllianceBernstein Technology
      Portfolio - Class B               2,155,845  14.79   31,889,169       0.00%        1.40%     41.82%
5   AllianceBernstein Technology
      Portfolio - Class B                 116,855  14.74    1,722,967       0.00%        1.45%     41.77%
1   AllianceBernstein Total Return
      Portfolio - Class A               7,627,169  22.42  170,980,771       2.56%        1.40%     17.43%
2   AllianceBernstein Total Return
      Portfolio - Class A                 222,481  22.35    4,971,440       2.58%        1.45%     17.36%
3   AllianceBernstein Total Return
      Portfolio - Class A                  71,988  11.21      807,131       2.65%        1.40%     17.40%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               7,066,944  15.63  110,437,430       3.25%        1.40%      2.41%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 221,174  15.58    3,445,273       3.00%        1.45%      2.41%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 228,781  15.45    3,534,444       3.07%        1.40%      2.18%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                  17,729  15.40      273,019       3.35%        1.45%      2.12%
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B   106,799  10.91    1,165,304       0.00%        1.40%      9.11%
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B     2,571  10.91       28,051       0.00%        1.45%      9.08%
1   AllianceBernstein Utility Income
      Portfolio - Class A               2,151,498  17.09   36,777,006       3.05%        1.40%     18.21%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  67,909  17.04    1,157,094       3.10%        1.45%     18.16%
4   AllianceBernstein Value Portfolio
      - Class B                         6,157,155  10.85   66,790,897       0.72%        1.40%     26.73%
5   AllianceBernstein Value Portfolio
      - Class B                           181,726  10.83    1,968,674       0.72%        1.45%     26.56%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 1,425,468  19.86   28,314,242       1.02%        1.40%     41.48%
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    75,660  19.80    1,498,021       0.97%        1.45%     41.42%
7   Delaware VIP Balanced Series -
      Standard class                        9,072  18.15      164,662       3.34%        1.40%     17.55%
7   Delaware VIP Balanced Series -
      Standard class                       37,216  27.49    1,022,931       3.16%        1.25%     17.71%
7   Delaware VIP Capital Reserves
      Series - Standard class               8,633  21.84      188,580       4.14%        1.25%      3.33%
7   Delaware VIP Capital Reserves
      Series - Standard class               3,533  16.37       57,831       3.72%        1.40%      3.19%
7   Delaware VIP Cash Reserves Series
      - Standard class                     30,049  16.34      491,028       0.52%        1.25%     -0.66%
7   Delaware VIP Growth Opportunities
      Series - Standard class               5,175  24.87      128,720       0.00%        1.40%     39.12%
7   Delaware VIP Growth Opportunities
      Series - Standard class              35,683  27.94      996,985       0.00%        1.25%     39.28%
7   Delaware VIP High Yield Series -
      Standard class                        3,970  15.17       60,232       8.09%        1.40%     26.98%
7   Delaware VIP High Yield Series -
      Standard class                       28,042  21.51      603,222       7.42%        1.25%     27.14%
7   Delaware VIP Value Series -
      Standard class                        6,816  27.40      186,762       1.50%        1.40%     26.50%
7   Delaware VIP Value Series -
      Standard class                      141,218  32.44    4,580,983       2.01%        1.25%     26.71%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                        2,090  17.31       36,185       1.47%        1.45%     26.55%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      561,568  17.37    9,753,283       1.44%        1.40%     26.59%
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares            1,040  12.34       12,835       0.11%        1.45%     40.82%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          155,609  12.38    1,925,779       0.10%        1.40%     40.95%
2   Fidelity VIP Asset Manager
      Portfolio - Initial Class             1,570  15.38       24,145       3.66%        1.45%     16.32%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class           556,586  15.43    8,586,200       3.66%        1.40%     16.34%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                         433  14.35        6,217       0.45%        1.45%     26.61%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                     243,907  14.39    3,509,725       0.45%        1.40%     26.67%
2   Fidelity VIP Growth Portfolio -
      Initial Class                            78  15.91        1,242       0.28%        1.45%     30.92%
3   Fidelity VIP Growth Portfolio -
      Initial Class                       475,603  15.96    7,589,575       0.28%        1.40%     31.02%


                                   VA I - 61

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                  Unit                  Investment     Expense    Total
Sub-accounts                              Units   Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ----------- ---------------- --------- ----------
2   Fidelity VIP High Income Portfolio
      - Initial Class                       1,169 $10.81 $    12,633       7.55%        1.45%     25.50%
3   Fidelity VIP High Income Portfolio
      - Initial Class                     169,855  10.84   1,841,237       7.55%        1.40%     25.46%
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class           271,530  15.64   4,246,199       3.87%        1.40%      3.77%
2   Fidelity VIP Money Market
      Portfolio - Initial Class                --  12.37          --       0.96%        1.45%     -0.45%
3   Fidelity VIP Money Market
      Portfolio - Initial Class           407,606  12.41   5,059,895       0.96%        1.40%     -0.37%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                        31,728  12.76     404,990       0.97%        1.40%     41.35%
1   Mercury HW International VIP
      Portfolio                                --  10.53          --       0.19%        1.40%     27.01%
2   Mercury HW International VIP
      Portfolio                                --  10.50          --       0.22%        1.45%     27.03%
1   Merrill Lynch American Balanced
      V.I. Fund - Class I                      --   9.26          --       0.00%        1.40%     12.34%
1   Merrill Lynch Basic Value V.I.
      Fund - Class I                      478,230  15.47   7,400,091       1.12%        1.40%     31.36%
2   Merrill Lynch Basic Value V.I.
      Fund - Class I                       50,913  15.43     785,406       1.12%        1.45%     31.29%
1   Merrill Lynch Core Bond V.I. Fund
      - Class I                            37,323  13.09     488,622       3.70%        1.40%      3.33%
2   Merrill Lynch Core Bond V.I. Fund
      - Class I                             3,308  13.05      43,180       3.86%        1.45%      3.26%
1   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I              --   9.63          --       4.64%        1.40%     39.03%
2   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I              --   9.61          --       4.45%        1.45%     38.81%
1   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I           71,985  11.48     826,687       0.73%        1.40%     -0.66%
2   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I              202  11.45       2,311       0.73%        1.45%     -0.70%
1   Merrill Lynch Global Allocation
      V.I. Fund - Class I                  56,689  12.37     701,203       3.32%        1.40%     32.86%
2   Merrill Lynch Global Allocation
      V.I. Fund - Class I                  20,049  12.33     247,231       3.93%        1.45%     32.74%
1   Merrill Lynch Global Growth V.I.
      Fund - Class I                      104,442   7.75     809,736       1.05%        1.40%     31.63%
2   Merrill Lynch Global Growth V.I.
      Fund - Class I                          853   7.73       6,601       1.82%        1.45%     31.64%
1   Merrill Lynch High Current Income
      V.I. Fund - Class I                  70,479  11.40     803,134       9.31%        1.40%     26.33%
2   Merrill Lynch High Current Income
      V.I. Fund - Class I                     710  11.36       8,069      10.77%        1.45%     26.27%
1   Merrill Lynch International Value
      V.I. Fund - Class I                 154,644  11.63   1,798,097       5.56%        1.40%     10.43%
2   Merrill Lynch International Value
      V.I. Fund - Class I                   9,274  11.60     107,577       5.57%        1.45%     10.43%
1   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                      127,041  12.90   1,639,153       0.40%        1.40%     29.67%
2   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                        2,839  12.86      36,521       0.38%        1.45%     29.67%
1   Merrill Lynch Large Cap Growth
      V.I. Fund - Class I                      --   8.53          --       0.00%        1.40%     27.12%
1   Merrill Lynch Large Cap Growth
      V.I. Fund - Class I                  93,216   8.86     826,256       0.00%        1.40%      3.88%
1   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                              35,886  11.83     424,708       2.87%        1.40%     18.47%
2   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                                  36  11.80         426       3.05%        1.45%     18.46%
1   Merrill Lynch Value Opportunities
      V.I. Fund - Class I                 126,884  17.73   2,249,553       0.07%        1.40%     40.93%
2   Merrill Lynch Value Opportunities
      V.I. Fund - Class I                  20,573  17.67     363,615       0.07%        1.45%     40.83%
1   UBS U.S. Allocation Portfolio       1,332,747  13.99  18,643,595       1.16%        1.40%     25.80%
2   UBS U.S. Allocation Portfolio         150,601  13.95   2,101,108       1.32%        1.45%     25.80%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                   3,504  10.95      38,362       0.06%        0.75%      3.87%
1   UIF Equity Growth Portfolio -
      Class I                               3,526   9.32      32,847       0.00%        0.75%     24.05%
1   UIF Technology Portfolio - Class I      1,748   8.31      14,529       0.00%        0.75%     46.62%
1   UIF Value Portfolio - Class I             211  11.04       2,334       0.00%        0.75%     33.00%
3   Van Eck Worldwide Emerging Markets
      Fund                                 61,448   9.62     590,871       0.12%        1.40%     52.15%
3   Van Eck Worldwide Hard Assets Fund      9,422  10.65     100,391       0.64%        1.40%     43.01%
1   Vanguard 500 Index Fund                   809  10.03       8,115       1.60%        0.75%     27.47%
6   Vanguard GNMA Fund                        170  10.13       1,720       0.76%        0.52%      1.35%
1   Vanguard LifeStrategy Conservative
      Growth Fund                           3,189  10.83      34,527       2.57%        0.75%     15.67%


                                   VA I - 62

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                               Unit                 Investment     Expense    Total
Sub-accounts                            Units  Value  Net Assets Income Ratio (a) Ratio (b) Return (c)
------------                            ------ ------ ---------- ---------------- --------- ----------
1   Vanguard LifeStrategy Growth Fund    1,283 $10.64  $ 13,661        1.71%        0.75%     27.48%
6   Vanguard LifeStrategy Growth Fund    3,788  10.90    41,300        1.97%        0.52%      9.02%
1   Vanguard LifeStrategy Income Fund    1,907  10.88    20,741        3.38%        0.75%      9.98%
6   Vanguard LifeStrategy Moderate
      Growth Fund                       18,999  10.71   203,546        2.39%        0.52%      7.13%
1   Vanguard Prime Money Market Fund       530  10.08     5,337        0.98%        0.75%      0.16%
1   Vanguard PRIMECAP Fund                 276  10.30     2,842        0.44%        0.75%     36.78%
1   Vanguard Total Bond Market Index
      Fund                                 481  10.98     5,275        8.79%        0.75%      3.20%
1   Vanguard U.S. Growth Fund              552   8.93     4,932        0.33%        0.75%     25.08%
6   Vanguard VIF Balanced Portfolio     35,384  10.82   383,027        0.00%        0.52%      8.25%
6   Vanguard VIF Diversified Value
      Portfolio                          1,544  11.26    17,388        0.00%        0.52%     12.64%
6   Vanguard VIF International
      Portfolio                          5,328  11.23    59,819        0.00%        0.52%     12.27%
6   Vanguard VIF Mid-Cap Index
      Portfolio                          2,196  11.06    24,277        0.00%        0.52%     10.56%
6   Vanguard VIF Money Market Portfolio  8,192  10.01    82,004        0.73%        0.52%      0.10%
6   Vanguard VIF REIT Index Portfolio    2,429  11.03    26,788        0.00%        0.52%     10.28%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio         1,532  10.07    15,426        0.00%        0.52%      0.70%
6   Vanguard VIF Small Company Growth
      Portfolio                          1,554  10.64    16,537        0.00%        0.52%      6.40%
6   Vanguard VIF Total Stock Market
      Index Portfolio                    1,555  10.91    16,976        0.00%        0.52%      9.15%
1   Vanguard Wellington Fund               268  10.74     2,874        3.09%        0.75%     19.83%
1   Vanguard Windsor Fund                  274  10.44     2,861        1.22%        0.75%     35.97%


                                   VA I - 63

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2002 are as follows:

                                                                             Investment     Expense    Total
Sub-accounts                              Units   Unit Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ---------- ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                            1,915   $ 7.98   $     15,273       0.00%        1.45%     -25.45%
3   AIM V.I. Capital Appreciation Fund
      - Series I                          174,350     8.00      1,394,185       0.00%        1.40%     -25.41%
2   AIM V.I. International Growth Fund
      - Series I                            1,249     7.98          9,975       0.60%        1.45%     -16.89%
3   AIM V.I. International Growth Fund
      - Series I                          146,435     8.00      1,172,168       0.39%        1.40%     -16.85%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           3,551,827    18.19     64,615,635       5.07%        1.40%       9.45%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              77,435    18.14      1,404,897       5.29%        1.45%       9.40%
1   AllianceBernstein Global Bond
      Portfolio - Class A               1,063,112    15.49     16,462,865       0.85%        1.40%      15.29%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  35,192    15.44        543,499       0.90%        1.45%      15.23%
3   AllianceBernstein Global Bond
      Portfolio - Class A                  17,463    11.62        202,924       0.88%        1.40%      15.29%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      897,444    21.67     19,451,085       6.54%        1.40%      14.53%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       27,899    21.62        603,039       9.23%        1.45%      14.47%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        8,618,957    27.15    233,967,594       0.64%        1.40%     -23.14%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          267,105    27.07      7,231,116       0.64%        1.45%     -23.18%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          324,303    16.84      5,460,606       0.60%        1.40%     -23.14%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        5,721,618    26.91    153,966,195       0.58%        1.40%     -23.35%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          180,402    26.84      4,841,378       0.61%        1.45%     -23.39%
1   AllianceBernstein Growth Portfolio
      - Class A                         5,372,655    16.63     89,354,118       0.00%        1.40%     -29.08%
2   AllianceBernstein Growth Portfolio
      - Class A                           160,437    16.59      2,661,047       0.00%        1.45%     -29.11%
3   AllianceBernstein Growth Portfolio
      - Class A                           200,058    11.50      2,300,171       0.00%        1.40%     -29.08%
4   AllianceBernstein Growth Portfolio
      - Class B                         2,490,925    16.48     41,040,545       0.00%        1.40%     -29.26%
5   AllianceBernstein Growth Portfolio
      - Class B                            69,835    16.43      1,147,483       0.00%        1.45%     -29.30%
1   AllianceBernstein High Yield
      Portfolio - Class A               3,616,820     8.54     30,883,503       6.46%        1.40%      -4.38%
2   AllianceBernstein High Yield
      Portfolio - Class A                 153,149     8.52      1,304,314       6.00%        1.45%      -4.43%
1   AllianceBernstein International
      Portfolio - Class A               3,715,310     9.74     36,169,007       0.05%        1.40%     -16.45%
2   AllianceBernstein International
      Portfolio - Class A                 109,418     9.71      1,062,310       0.05%        1.45%     -16.50%
1   AllianceBernstein International
      Value Portfolio - Class A         1,404,665     9.15     12,846,278       0.14%        1.40%      -6.47%
2   AllianceBernstein International
      Value Portfolio - Class A            72,074     9.14        658,598       0.11%        1.45%      -6.51%
1   AllianceBernstein Money Market
      Portfolio - Class A               5,029,056    12.92     64,965,075       1.07%        1.40%      -0.30%
2   AllianceBernstein Money Market
      Portfolio - Class A                 143,799    12.88      1,852,554       1.24%        1.45%      -0.35%
4   AllianceBernstein Money Market
      Portfolio - Class B               3,501,890    12.81     44,846,578       0.87%        1.40%      -0.55%
5   AllianceBernstein Money Market
      Portfolio - Class B                  68,450    12.77        874,227       0.95%        1.45%      -0.60%
1   AllianceBernstein Premier Growth
      Portfolio - Class A               8,952,876    20.31    181,817,723       0.00%        1.40%     -31.61%
2   AllianceBernstein Premier Growth
      Portfolio - Class A                 356,910    20.25      7,228,588       0.00%        1.45%     -31.64%
3   AllianceBernstein Premier Growth
      Portfolio - Class A                 253,204     9.16      2,319,470       0.00%        1.40%     -31.61%
4   AllianceBernstein Premier Growth
      Portfolio - Class B               3,626,004    20.17     73,126,803       0.00%        1.40%     -31.80%
5   AllianceBernstein Premier Growth
      Portfolio - Class B                 123,402    20.11      2,481,937       0.00%        1.45%     -31.84%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               4,678,873     7.21     33,738,091       0.00%        1.40%     -32.72%
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 220,740     7.19      1,587,382       0.00%        1.45%     -32.75%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                  50,718     7.01        355,433       0.00%        1.40%     -32.72%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    2,296,783    12.55     28,819,965       2.79%        1.40%       1.17%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A      142,864    12.51      1,787,800       2.90%        1.45%       1.12%
1   AllianceBernstein Small Cap Value
      Portfolio - Class A               3,537,441    10.24     36,240,688       0.26%        1.40%      -7.50%
2   AllianceBernstein Small Cap Value
      Portfolio - Class A                 113,662    10.24      1,163,486       0.22%        1.45%      -7.55%
1   AllianceBernstein Technology
      Portfolio - Class A               6,507,121    10.49     68,288,796       0.00%        1.40%     -42.52%


                                   VA I - 64

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2002 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AllianceBernstein Technology
      Portfolio - Class A                 298,166 $10.47 $  3,120,606       0.00%        1.45%     -42.55%
3   AllianceBernstein Technology
      Portfolio - Class A                 122,373  10.16    1,242,796       0.00%        1.40%     -42.52%
4   AllianceBernstein Technology
      Portfolio - Class B               2,215,703  10.43   23,114,430       0.00%        1.40%     -42.62%
5   AllianceBernstein Technology
      Portfolio - Class B                 114,475  10.40    1,190,973       0.00%        1.45%     -42.65%
1   AllianceBernstein Total Return
      Portfolio - Class A               7,748,990  19.09  147,964,881       2.01%        1.40%     -11.83%
2   AllianceBernstein Total Return
      Portfolio - Class A                 186,681  19.04    3,554,969       2.20%        1.45%     -11.87%
3   AllianceBernstein Total Return
      Portfolio - Class A                  91,811   9.55      876,815       1.99%        1.40%     -11.83%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               9,206,476  15.26  140,445,210       2.77%        1.40%       6.29%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 242,090  15.21    3,683,090       2.94%        1.45%       6.23%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 255,166  15.12    3,858,444       2.53%        1.40%       6.05%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                  16,606  15.08      250,426       2.54%        1.45%       5.99%
1   AllianceBernstein Utility Income
      Portfolio - Class A               2,458,985  14.46   35,555,868       1.83%        1.40%     -23.20%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  71,898  14.42    1,036,802       1.66%        1.45%     -23.24%
4   AllianceBernstein Value Portfolio
      - Class B                         5,613,964   8.56   48,074,324       0.22%        1.40%     -14.16%
5   AllianceBernstein Value Portfolio
      - Class B                           159,835   8.56    1,367,582       0.21%        1.45%     -14.20%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 1,594,756  14.04   22,390,940       1.84%        1.40%      -5.52%
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    76,002  14.00    1,064,208       1.82%        1.45%      -5.57%
7   Delaware VIP Balanced Series -
      Standard class                       11,341  15.44      175,105       3.04%        1.40%     -17.44%
7   Delaware VIP Balanced Series -
      Standard class                       48,585  23.35    1,134,329       3.04%        1.25%     -17.31%
7   Delaware VIP Capital Reserves
      Series - Standard class               9,491  21.14      200,652       5.42%        1.25%       5.77%
7   Delaware VIP Capital Reserves
      Series - Standard class               8,324  15.86      132,052       4.59%        1.40%       5.62%
7   Delaware VIP Cash Reserves Series
      - Standard class                     77,894  16.45    1,281,098       1.18%        1.25%       0.00%
7   Delaware VIP Cash Reserves Series
      - Standard class                         --  13.37           --      19.97%        1.40%      -0.15%
7   Delaware VIP Growth Opportunities
      Series - Standard class               6,307  17.88      112,793      11.73%        1.40%     -25.98%
7   Delaware VIP Growth Opportunities
      Series - Standard class              36,772  20.06      737,540      12.90%        1.25%     -25.87%
7   Delaware VIP High Yield Series -
      Standard class                        4,875  11.95       58,270      10.13%        1.40%       0.42%
7   Delaware VIP High Yield Series -
      Standard class                       30,022  16.92      507,933      10.55%        1.25%       0.57%
7   Delaware VIP Value Series -
      Standard class                        6,994  21.66      151,477       1.59%        1.40%     -19.81%
7   Delaware VIP Value Series -
      Standard class                      169,903  25.60    4,349,989       1.66%        1.25%     -19.69%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                        2,091  13.68       28,610       1.49%        1.45%     -23.48%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      655,094  13.72    8,988,442       1.29%        1.40%     -23.44%
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares            1,041   8.76        9,118       0.24%        1.45%     -20.87%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          165,148   8.78    1,450,018       0.23%        1.40%     -20.83%
2   Fidelity VIP Asset Manager
      Portfolio - Initial Class             1,570  13.22       20,765       6.24%        1.45%     -10.04%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class           634,620  13.26    8,415,280       4.33%        1.40%     -10.00%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                         125  11.33        1,412       0.99%        1.45%     -10.66%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                     303,636  11.36    3,449,014       0.89%        1.40%     -10.61%
2   Fidelity VIP Growth Portfolio -
      Initial Class                            79  12.15          955       0.32%        1.45%     -31.11%
3   Fidelity VIP Growth Portfolio -
      Initial Class                       562,462  12.18    6,851,466       0.27%        1.40%     -31.08%
2   Fidelity VIP High Income Portfolio
      - Initial Class                       1,170   8.61       10,080      14.07%        1.45%       1.95%
3   Fidelity VIP High Income Portfolio
      - Initial Class                     201,717   8.64    1,742,374      11.57%        1.40%       2.01%


                                   VA I - 65

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2002 are as follows:

                                                  Unit                  Investment     Expense    Total
Sub-accounts                              Units   Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ----------- ---------------- --------- ----------
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class           453,606 $15.07 $ 6,837,666       4.53%        1.40%       8.81%
2   Fidelity VIP Money Market
      Portfolio - Initial Class               434  12.43       5,396       0.59%        1.45%       0.23%
3   Fidelity VIP Money Market
      Portfolio - Initial Class           726,516  12.46   9,055,451       1.67%        1.40%       0.28%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                        54,714   9.03     493,984       0.82%        1.40%     -21.39%
1   Mercury HW International VIP
      Portfolio                           160,731   8.29   1,332,414       3.90%        1.40%     -12.77%
2   Mercury HW International VIP
      Portfolio                             8,846   8.27      73,196       3.70%        1.45%     -12.81%
1   Merrill Lynch American Balanced
      V.I. Fund - Class I                   1,178   8.24       9,702       2.84%        1.40%     -14.88%
1   Merrill Lynch Basic Value V.I.
      Fund - Class I                      497,628  11.78   5,860,891       0.93%        1.40%     -18.91%
2   Merrill Lynch Basic Value V.I.
      Fund - Class I                       55,754  11.75     654,963       0.95%        1.45%     -18.95%
1   Merrill Lynch Core Bond V.I. Fund
      - Class I                            43,626  12.67     552,875       4.57%        1.40%       8.05%
2   Merrill Lynch Core Bond V.I. Fund
      - Class I                             3,312  12.64      41,862       4.70%        1.45%       8.00%
1   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I          14,501   6.93     100,560       0.41%        1.40%     -11.49%
2   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I           3,987   6.92      27,579       0.40%        1.45%     -11.54%
1   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I          111,621  11.56   1,290,531       1.58%        1.40%       0.07%
2   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I              202  11.53       2,331       1.71%        1.45%       0.02%
1   Merrill Lynch Global Allocation
      V.I. Fund - Class I                  44,798   9.31     417,193       2.52%        1.40%      -9.42%
2   Merrill Lynch Global Allocation
      V.I. Fund - Class I                   9,014   9.29      83,728       2.93%        1.45%      -9.47%
1   Merrill Lynch Global Growth V.I.
      Fund - Class I                       99,535   5.89     585,938       0.11%        1.40%     -28.74%
2   Merrill Lynch Global Growth V.I.
      Fund - Class I                           --   5.88          --       0.00%        1.45%     -28.78%
1   Merrill Lynch High Current Income
      V.I. Fund - Class I                  64,194   9.02     579,027       9.90%        1.40%      -2.83%
2   Merrill Lynch High Current Income
      V.I. Fund - Class I                      --   9.00          --      14.83%        1.45%      -2.88%
1   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                      124,750   9.95   1,241,056       0.81%        1.40%     -18.14%
2   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                        3,140   9.92      31,156       0.81%        1.45%     -18.18%
1   Merrill Lynch Large Cap Growth
      V.I. Fund - Class I                  94,393   6.71     633,141       0.00%        1.40%     -24.46%
1   Merrill Lynch Natural Resources
      Fund                                     --  12.89          --       0.00%        1.40%      13.47%
2   Merrill Lynch Natural Resources
      Fund                                     --  12.86          --       0.00%        1.45%      13.50%
1   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                              43,290   9.99     432,264       3.37%        1.40%     -19.90%
2   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                                  37   9.96         366       2.18%        1.45%     -19.94%
1   Merrill Lynch Value Opportunities
      V.I. Fund - Class I                 127,179  12.58   1,599,971       0.00%        1.40%     -24.82%
2   Merrill Lynch Value Opportunities
      V.I. Fund - Class I                  26,752  12.55     335,683       0.00%        1.45%     -24.86%
1   UBS U.S. Allocation Portfolio       1,567,327  11.12  17,421,847       0.81%        1.40%     -23.76%
2   UBS U.S. Allocation Portfolio         183,716  11.09   2,037,685       0.82%        1.45%     -23.80%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                   4,077  10.54      42,977       3.37%        0.75%       6.52%
1   UIF Equity Growth Portfolio -
      Class I                               4,232   7.51      31,797       0.16%        0.75%     -28.40%
1   UIF Technology Portfolio - Class I      1,867   5.67      10,583       0.00%        0.75%     -49.35%
1   UIF Value Portfolio - Class I             463   8.30       3,837       0.59%        0.75%     -22.74%
3   Van Eck Worldwide Emerging Markets
      Fund                                 85,796   6.32     542,588       0.17%        1.40%      -4.25%
3   Van Eck Worldwide Hard Assets Fund     25,846   7.45     192,486       0.87%        1.40%      -4.19%
1   Vanguard 500 Index Fund                   868   7.87       6,829       1.47%        0.75%       0.00%
1   Vanguard LifeStrategy Conservative
      Growth Fund                           3,429   9.36      32,093       1.97%        0.75%       0.00%
1   Vanguard LifeStrategy Growth Fund       1,380   8.35      11,516       1.54%        0.75%       0.00%
1   Vanguard LifeStrategy Income Fund       2,050   9.89      20,288       2.92%        0.75%       0.00%
1   Vanguard Prime Money Market Fund          569  10.06       5,721       0.97%        0.75%       0.00%
1   Vanguard PRIMECAP Fund                    296   7.53       2,230       1.21%        0.75%       0.00%


                                   VA I - 66

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2002 are as follows:

                                              Unit   Net      Investment     Expense    Total
Sub-accounts                            Units Value Assets Income Ratio (a) Ratio (b) Return (c)
------------                            ----- ----- ------ ---------------- --------- ----------
1   Vanguard U.S. Growth Fund            593  $7.14 $4,230       0.40%        0.75%      0.00%
1   Vanguard Wellington Fund             287   8.96  2,573       2.77%        0.75%      0.00%
1   Vanguard Windsor Fund                294   7.68  2,258       1.54%        0.75%      0.00%

--------
Footnotes

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6  Vanguard SPIA product.
7  Variable Annuity product.

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

(b) These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the year ended December 31, 2002, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2006, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund name changes.

2004

.. Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.

.. Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.

.. Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.

.. Effective July 30, 2004, Delaware VIP Large Cap Value Series changed its name to Delaware VIP Value Series.

.. Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

2005

..  Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.

.. Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A and AllianceBernstein Premier Growth Portfolio - Class B changed its name

..  to AllianceBernstein Large Cap Growth Portfolio - Class A and
   AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.

.. Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio -

   Class A.

..  Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and
   AllianceBernstein Technology Portfolio - Class B changed its name

..  to AllianceBernstein Global Technology Portfolio - Class A and
   AllianceBernstein Global Technology Portfolio - Class B, respectively.


                                   VA I - 67

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

Footnotes - Continued

*   Fund name changes.

2006

..  Effective February 1, 2006, AllianceBernstein International Portfolio -
   Class A changed its name to AllianceBernstein International Research

..  Growth Portfolio - Class A.

..  Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class
   A changed its name to AllianceBernstein Balanced Shares Portfolio - Class A.

..  Effective February 1, 2006, AllianceBernstein Worldwide Privatization
   Portfolio - Class A changed its name to AllianceBernstein International

   Growth Portfolio - Class A.

.. Effective October 2, 2006, Mercury funds changed their names to Black Rock funds.

.. Effective October 2, 2006, Mercury Core Bond V.I. Fund - Class I changed its name to BlackRock Bond V.I. Fund - Class I.

.. Effective October 2, 2006, Mercury Domestic Money Market V.I. Fund - Class I changed its name to BlackRock Money Market V.I. Fund - Class I.

.. Effective October 2, 2006, Mercury High Current Income V.I. Fund - Class I changed its name to BlackRock High Income V.I. Fund - Class I.

                                   VA I - 68

                          AIG LIFE INSURANCE COMPANY
                   (an indirect, wholly-owned subsidiary of
                      American International Group, Inc.)



                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                     PricewaterhouseCoopers LLP
                                                     Suite 2900
                                                     1201 Louisiana
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholders' and Board of Directors of AIG Life Insurance Company:

In our opinion, the accompanying balance sheet as of December 31, 2006 and 2005 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc. at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

Houston, Texas
April 27, 2007

                          AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                                (in thousands)

                                               December 31, December 31,
                                                   2006         2005
                                               ------------ ------------
Assets

Investments:
   Fixed maturities available for sale, at
     fair value (cost: 2006 - $6,935,990;
     2005 - $8,410,382)                        $ 7,219,295  $ 8,826,072
   Equity securities available for sale, at
     fair value (cost: 2006 - $5,894; 2005 -
     $24,094)                                        6,847       27,434
   Mortgage loans on real estate                   521,781      514,343
   Policy loans                                    189,739      201,568
   Derivative assets, at fair value                 27,945       35,561
   Investment real estate                           21,067       16,282
   Other invested assets                            51,232       20,702
   Short-term investments                           54,316       31,463
   Security lending collateral                   1,763,624    1,666,201
                                               -----------  -----------
   Total investments                             9,855,846   11,339,626

Cash                                                   176        9,556
Investment income due and accrued                   99,165      123,194
Reinsurance assets                                 126,374      136,369
Deferred acquisition costs                         205,679      244,233
Premium and insurance balances receivable           28,564       34,626
Amounts due from related parties                     9,305        4,431
Other assets                                        12,067        6,112
Assets held in separate accounts                 3,132,390    3,123,472
                                               -----------  -----------
   Total assets                                $13,469,566  $15,021,619
                                               ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                     (in thousands, except share amounts)

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
Liabilities

   Policyholders' contract deposits                   $ 4,667,995  $ 6,170,747
   Future policy benefits for life and accident
     and health insurance contracts                     2,427,846    2,393,263
   Reserve for unearned premiums                           26,301       28,401
   Policy and contract claims                             125,700      135,671
   Income taxes payable                                    65,678      145,849
   Derivative liabilities, at fair value                   16,091       10,429
   Amounts due to related parties                          89,491       71,897
   Other liabilities                                       43,618       22,709
   Liabilities related to separate accounts             3,132,390    3,123,472
   Security lending payable                             1,763,624    1,666,201
                                                      -----------  -----------
       Total liabilities                               12,358,734   13,768,639
                                                      -----------  -----------
Shareholders' equity

   Series A preferred stock, $100,000 par value;
     0 and 1,000 shares authorized, issued and
     outstanding, respectively                                 --      100,000
   Common stock, $5 par value; 1,000,000 shares
     authorized; 976,703 issued and outstanding             4,884        4,884
   Additional paid-in capital                             302,283      302,283
   Accumulated other comprehensive income                 181,441      253,676
   Retained earnings                                      622,224      592,137
                                                      -----------  -----------
       Total shareholders' equity                       1,110,832    1,252,980
                                                      -----------  -----------
Total liabilities and shareholders' equity            $13,469,566  $15,021,619
                                                      ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                              STATEMENT OF INCOME
                                (in thousands)

                                                  Years ended December 31,
                                              --------------------------------
                                                2006       2005        2004
                                              --------  ----------  ----------
Revenues:
   Premiums and other considerations          $351,004  $  295,021  $  306,411
   Net investment income                       588,971     730,341     692,324
   Realized capital gains (losses)             (20,797)     (9,270)     22,430
                                              --------  ----------  ----------
       Total revenues                          919,178   1,016,092   1,021,165
                                              --------  ----------  ----------
Benefits and expenses:
  Policyholder benefits                        401,940     419,658     413,101
  Interest credited on policyholder
   contract deposits                           271,267     278,748     306,867
  Insurance acquisition and other
   operating expenses                          133,513     117,373     126,492
                                              --------  ----------  ----------
       Total benefits and expenses             806,720     815,779     846,460
                                              --------  ----------  ----------
Income before income taxes                     112,458     200,313     174,705
                                              --------  ----------  ----------
Income taxes:
   Current                                      14,286      83,956      67,265
   Deferred                                     14,371     (16,937)     (7,354)
                                              --------  ----------  ----------
   Total income tax expense                     28,657      67,019      59,911
                                              --------  ----------  ----------
Net income before cumulative effect of
  accounting change                             83,801     133,294     114,794
Cumulative effect of accounting change,
  net of tax                                        --          --      (6,911)
                                              --------  ----------  ----------
Net income                                    $ 83,801  $  133,294  $  107,883
                                              ========  ==========  ==========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                                 Years ended December 31,
                                            ----------------------------------
                                               2006        2005        2004
                                            ----------  ----------  ----------
Preferred Stock

Balance at beginning and end of year        $  100,000  $  250,000  $  250,000
Shares redeemed                               (100,000)   (150,000)         --
                                            ----------  ----------  ----------
Balance at end of year                              --     100,000     250,000
                                            ----------  ----------  ----------
Common stock

Balance at beginning and end of year             4,884       4,884       4,884
                                            ----------  ----------  ----------
Additional paid-in capital

Balance at beginning and end of year           302,283     302,283     302,283
                                            ----------  ----------  ----------
Accumulated other comprehensive income
Balance at beginning of year                   253,676     388,716     349,823
Other comprehensive income                     (72,235)   (135,040)     38,893
                                            ----------  ----------  ----------

Balance at end of year                         181,441     253,676     388,716
                                            ----------  ----------  ----------
Retained earnings
Balance at beginning of year                   592,137     519,911     423,753
Net income                                      83,801     133,294     107,883
Dividends to shareholders'                     (53,714)    (61,068)    (11,725)
                                            ----------  ----------  ----------
Balance at end of year                         622,224     592,137     519,911
                                            ----------  ----------  ----------
   Total shareholders' equity               $1,110,832  $1,252,980  $1,465,794
                                            ==========  ==========  ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                (in thousands)

                                                Years ended December 31,
                                         -------------------------------------
                                             2006         2005         2004
                                         -----------  -----------  -----------
Cash flows from operating activities:
   Net income                            $    83,801  $   133,294  $   107,883
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
   Change in insurance reserves               22,511       46,482       50,916
   Change in accounting principles                --           --        6,911
   Interest credited to policyholder
     contracts                               271,267      278,748      306,867
   Realized capital (gains) losses            20,797        9,270      (22,430)
   Amortization of premiums and
     discounts on securities                 (15,367)     (12,977)     (33,678)
Change in:
   Change in premiums and insurance
     balances receivable and payable -
     net                                       8,047       36,228        5,976
   Change in other policyholders'
     contracts                               154,354      237,287     (107,347)
   Change in reinsurance assets                9,995      (17,400)       4,530
   Change in deferred policy
     acquisition costs                        60,019       56,583       63,458
   Change in investment income due and
     accrued                                  24,029       19,243        5,031
   Change in income taxes - net              (37,626)     (14,934)         (83)
   Change in reserves for commissions,
     expenses and taxes                        2,478       (4,820)       2,002
   Change in other assets and
     liabilities - net                        22,690      (33,564)      23,593
                                         -----------  -----------  -----------
Net cash provided by operating
  activities                                 626,995      733,440      413,629

Cash flows from investing activities:
   Sale of fixed maturities                3,665,292    4,741,528    3,106,933
   Redemptions and maturities of fixed
     maturities                              672,855      864,169      716,121
   Sale of equity securities                 113,037       38,079        1,409
   Sale of real estate                         2,621           --           --
   Purchase of fixed maturities           (2,855,656)  (4,792,066)  (3,809,615)
   Purchase of equity securities            (112,911)     (59,147)      (3,153)
   Purchase of real estate                    (6,053)      (2,925)      (1,319)
   Mortgage loans funded                     (59,592)    (121,088)     (72,181)
   Repayments of mortgage loans               52,593       92,172       48,547
   Change in policy loans                     11,829       52,880        7,460
   Change in short-term investments          (22,853)       9,203      (20,260)
   Sales or distributions of other
     invested assets                          11,024       93,083       24,229
   Investments in other invested assets      (33,348)      (1,497)       1,871
   Change in security lending
     collateral                              (97,423)    (358,862)     252,104
   Other - net                                 6,874      (77,858)       6,330
                                         -----------  -----------  -----------
Net cash provided by investing
  activities                               1,348,289      477,671      258,476

Cash flows from financing activities:
   Deposits on policyholder contracts        124,188      123,760      149,355
   Withdrawals on policyholder
     contracts                            (2,052,561)  (1,485,371)    (635,369)
   Change in security lending payable         97,423      358,862     (252,104)
   Dividends to shareholders'                (53,714)     (61,068)     (11,725)
   Capital contribution from parent               --           --       90,000
   Redemption of preferred stock            (100,000)    (150,000)          --
                                         -----------  -----------  -----------
Net cash used in financing activities     (1,984,664)  (1,213,817)    (659,843)
                                         -----------  -----------  -----------
Change in cash                                (9,380)      (2,706)      12,262
Cash at beginning of period                    9,556       12,262           --
                                         -----------  -----------  -----------
Cash at end of year                              176        9,556       12,262
                                         ===========  ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                (in thousands)

                                                       Years ended December 31,
                                                       -----------------------
                                                        2006     2005    2004
                                                       -------  ------- -------
Supplemental Cash Flow Information

   Income taxes paid                                   $68,064  $81,990 $55,704
                                                       =======  ======= =======

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                       STATEMENT OF COMPREHENSIVE INCOME
                                (in thousands)

                                                   Years ended December 31,
                                                ------------------------------
                                                   2006       2005      2004
                                                ---------  ---------  --------
Comprehensive income

Net income                                      $  83,801  $ 133,294  $107,883

Other comprehensive income

Change in net unrealized appreciation
  (depreciation) of investments - net of
  reclassifications                              (114,258)  (208,992)   61,570
Deferred income tax benefit (expense) on above
  changes                                          42,023     73,952   (22,677)
                                                ---------  ---------  --------
Other comprehensive income                        (72,235)  (135,040)   38,893
                                                ---------  ---------  --------
Comprehensive income (loss)                     $  11,566  $  (1,746) $146,776
                                                =========  =========  ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

   AIG Life Insurance Company (the "Company") is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed and variable annuities, terminal funding annuities, immediate annuities, variable universal life polices, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2. Summary of Significant Accounting Policies

   (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

       The company performed a migration of certain blocks of reserves from various legacy valuation systems to a new valuation system as of December 31, 2006, representing approximately $6.1 billion of reserves. The new system has the capability to refine estimates to a greater degree than previously possible using the older systems. The conversion resulted in an increase in GAAP reserves and a net decrease to 2006 pre-tax earnings of $8.9 million.

   (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2006. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                2006     2005     2004
                                              -------- -------- --------
       Statutory net income                   $108,706 $151,166 $131,585
       Statutory capital and surplus          $569,988 $635,980 $739,951

       The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without

                          AIG LIFE INSURANCE COMPANY

2. Summary of Significant Accounting Policies - (continued):

   (b) Statutory Accounting - (continued):

       consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

   (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

   (d) Investments:

       (i)    Cash and Short-term Investments

              Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, and have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

       (ii)   Fixed Maturity and Equity Securities

              Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2006 and 2005. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholders' equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

              Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the

                          AIG LIFE INSURANCE COMPANY

   (d) Investments - (continued):

       contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

       The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment.

       In general, a security is considered a candidate for impairment if it meets any of the following criteria:

           . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer).

           . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
              (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims.

           . In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

       Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

       (iii)  Mortgage Loans

              Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2006 and 2005.

              Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

                          AIG LIFE INSURANCE COMPANY

       Investments - (continued):

       (iv)   Policy Loans

              Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

       (v)    Real Estate

              Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

       (vi)   Other Invested Assets

              Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. Included in partnerships are preferred equity investments in partially owned companies. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

       (vii)  Securities Lending Collateral and Securities Lending Payable

              Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $1.7 and $1.6 billion as of December 31, 2006 and 2005, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the balance sheet at the respective balance sheet dates. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

                          AIG LIFE INSURANCE COMPANY

       Investments - (continued):

       (viii) Dollar Roll Agreements

              Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the balance sheet in other liabilities. At December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

       (ix)   Derivatives

              The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

              Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

   (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for recoverability the carrying amounts of DAC on at least an annual basis.

                          AIG LIFE INSURANCE COMPANY

       Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are immediately charged to expense in the period such determination is made.

       With respect to the Company's variable universal life and variable annuity contracts, the assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

       DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

   (f) Income Taxes: Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

       A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

   (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company

                          AIG LIFE INSURANCE COMPANY
       for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

       Premiums for traditional whole life and term life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

       For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

       Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

   (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

   (i) Separate Accounts: Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain policies. Each separate account has specific investment objectives, and the assets are carried at fair value. The assets of each separate account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

   (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the policyholder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account

                          AIG LIFE INSURANCE COMPANY
       balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the statements of income.

       The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

   (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

       Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

   (l) Recently Issued Accounting Standards: In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-1. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to variable annuity contracts and modify certain disclosures and financial statement presentations for these products (see Note 6).

       SOP 03-1 also requires that variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with

                          AIG LIFE INSURANCE COMPANY

       Recently Issued Accounting Standards - (continued):

       an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The adoption of SOP 03-1 did not have a material impact on the Company's separate accounts.

       FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Emerging Issue Task Force Issue
       No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's financial condition or results of operations.

       In December 2004, the FASB issued FAS No. 123 (revised 2004) "Share-Based Payment" ("FAS 123R"). FAS 123R replaces FAS No. 123, "Accounting for Stock-based Compensation," ("FAS 123") and supersedes Accounting Principles Board Opinion No. 25 ("APB 25"), "Accounting for Stock Issued to Employees". FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, is not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretive guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the financial condition or results of operations of the Company.

                          AIG LIFE INSURANCE COMPANY

       Recently Issued Accounting Standards - (continued):

       On April 13, 2006, the FASB issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FSP FIN 46(R)-6"). FSP FIN 46(R)-6 affects the identification of which entities are variable interest entities through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities with which the Company becomes involved. The new requirements need not be applied to entities that have previously been analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of this guidance did not have a material effect on the Company's financial condition or results of operations.

       On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option" ("Issue B38"). This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") paragraph 9(a). The effective date of the implementation guidance is January 1, 2006.

       On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor" ("Issue B39"). The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006.

                          AIG LIFE INSURANCE COMPANY

       Recently Issued Accounting Standards - (continued):

       On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS 133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

       In January 2007, the FASB issued FAS 133 Implementation Issue No. B40, "Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in prepayable Financial Assets" ("Issue B40"). Issue B40 provides guidance for when prepayment risk needs to be considered in determining whether mortgage-backed and other asset-backed securities contain an imbedded derivative requiring bifurcation.

   (m) Future Application of Accounting Standards: On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance but the company does not expect the implementation of SOP 05-1 to have a material effect on its financial condition or results of operations.

       On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the

                          AIG LIFE INSURANCE COMPANY

       Future Application of Accounting Standards:

       cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings.

       In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

       In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3. Investment Information

   (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                              Years ended December 31,
                                            ----------------------------
                                              2006      2005      2004
                                            --------  --------  --------
       Fixed maturities                     $528,726  $623,193  $629,928
       Equity securities                       1,023       662        13
       Mortgage loans                         29,559    33,524    33,470
       Policy loans                           14,146    16,485    18,285
       Cash and short-term investments         2,633     3,368       673
       Other long-term investments            18,663    58,278    16,349
                                            --------  --------  --------
          Total investment income            594,750   735,510   698,718

       Investment expenses                    (5,779)   (5,169)   (6,394)
                                            --------  --------  --------
          Net investment income             $588,971  $730,341  $692,324
                                            ========  ========  ========

                          AIG LIFE INSURANCE COMPANY

   (b) Investment Gains and Losses: The net realized capital gains (losses) of investments for 2006, 2005 and 2004 are summarized below (in thousands):

                                             Years Ended December 31,
                                           ----------------------------
                                             2006      2005      2004
                                           --------  --------  --------
       Bonds, notes and redeemable
         preferred stocks available for
         sale
          Realized gains                   $ 47,633  $67, 166  $ 59,556
          Realized losses                   (50,997)  (47,172)  (48,902)

       Common and non-redeemable
         preferred stocks
          Realized gains                      2,974     1,947       422
          Realized losses                      (356)   (3,907)       --

       Derivatives
          Realized gains                      4,387        --    33,517
          Realized losses                        --   (10,637)       --

       Other long-term investments
          Realized gains                         80        --        --
          Realized losses                        --    (1,378)   (8,806)

       Impairment writedowns                (24,518)  (15,289)  (13,357)
                                           --------  --------  --------

       Total net realized investment
         gains(losses) before taxes        $(20,797) $ (9,270) $ 22,430
                                           ========  ========  ========

   (c) The change in unrealized appreciation (depreciation) of investments for 2006, 2005 and 2004 are summarized below (in thousands):

                                              Years Ended December 31,
                                            -----------------------------
                                               2006       2005     2004
                                            ---------  ---------  -------
         Fixed maturities                   $(132,385) $(256,889) $49,069
         Equity securities                     (2,387)       855    1,775
         Deferred acquisition costs            21,465     47,042   10,726
         Other invested assets                   (951)        --       --
                                            ---------  ---------  -------
      Change in net unrealized appreciation
         (depreciation) of investments      $(114,258) $(208,992) $61,570
                                            =========  =========  =======

                          AIG LIFE INSURANCE COMPANY

       The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006 and 2005 (In thousands).

                                                   Less than 12 months   12 Months or More          Total
                                                  --------------------- ------------------- ---------------------
                                                    Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
                                                    Value      Losses    Value     Losses     Value      Losses
                 (In thousands)                   ---------- ---------- -------- ---------- ---------- ----------
At December 31, 2006:
U.S. Government & government agencies             $    5,469  $    77   $  1,163  $     5   $    6,632  $    82
Foreign Government                                     1,977      233         --       --        1,977      233
States, municipalities and political subdivisions     12,378      122        745        8       13,123      130
Mortgage Backed Securities                           306,971    5,693    379,778   15,819      686,749   21,512
All other corporate                                  849,437   18,510    606,131   29,355    1,455,568   47,865
Equity Securities                                        701      481         --       --          701      481
                                                  ----------  -------   --------  -------   ----------  -------
   Total                                          $1,176,933  $25,116   $987,817  $45,187   $2,164,750  $70,303
                                                  ==========  =======   ========  =======   ==========  =======

                          AIG LIFE INSURANCE COMPANY

                                                   Less than 12 months   12 Months or More          Total
                                                  --------------------- ------------------- ---------------------
                                                    Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
                                                    Value      Losses    Value     Losses     Value      Losses
                 (In thousands)                   ---------- ---------- -------- ---------- ---------- ----------
At December 31, 2005:
U.S. Government & government agencies             $    8,206  $   735   $     --  $    --   $    8,206  $   735
Foreign Government                                    11,652      911         --       --       11,652      911
States, municipalities and political subdivisions        744       10      4,787      213        5,531      223
Mortgage Backed Securities                           715,928   18,175     23,781    2,084      739,709   20,259
All other corporate                                1,316,113   31,305    197,966   17,926    1,514,079   49,231
Equity Securities                                     19,464      878         --       --       19,464      878
                                                  ----------  -------   --------  -------   ----------  -------
   Total                                          $2,072,107  $52,014   $226,534  $20,223   $2,298,641  $72,237
                                                  ==========  =======   ========  =======   ==========  =======

       As of December 31, 2006, the Company held 393 individual bonds and 1 stock investment that were in an unrealized loss position, of which no individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

       The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

                          AIG LIFE INSURANCE COMPANY

   (d) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities:
       The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2006 and 2005 are as follows (in thousands):

                                                                         Gross      Gross
                                                            Amortized  Unrealized Unrealized   Fair
2006                                                          Cost       Gains      Losses     Value
----                                                        ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government agencies and authorities  $   52,214  $  9,049   $    82   $   61,181
   Foreign Governments                                         111,134    10,645       233      121,546
   States, municipalities and political subdivisions            13,555        10       130       13,435
   Mortgage-backed securities                                1,240,417    16,959    21,512    1,235,864
   All other corporate                                       5,518,670   316,464    47,865    5,787,269
                                                            ----------  --------   -------   ----------
Total fixed maturities                                      $6,935,990  $353,127   $69,822   $7,219,295
                                                            ==========  ========   =======   ==========
Equity securities                                           $    5,894  $  1,434   $   481   $    6,847
                                                            ==========  ========   =======   ==========

                                                                         Gross      Gross
                                                            Amortized  Unrealized Unrealized   Fair
2005                                                          Cost       Gains      Losses     Value
----                                                        ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government agencies and authorities  $   54,045  $ 10,812   $   735   $   64,122
   Foreign Governments                                         112,360    12,144       911      123,593
   States, municipalities and political subdivisions            18,533       391       223       18,701
   Mortgage-backed securities                                1,323,126    23,343    20,259    1,326,210
   All other corporate                                       6,902,318   440,359    49,231    7,293,446
                                                            ----------  --------   -------   ----------
Total fixed maturities                                      $8,410,382  $487,049   $71,359   $8,826,072
                                                            ==========  ========   =======   ==========
Equity securities                                           $   24,094  $  4,218   $   878   $   27,434
                                                            ==========  ========   =======   ==========

                          AIG LIFE INSURANCE COMPANY

       The amortized cost and fair value of fixed maturities, available for sale at December 31, 2006, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Amortized    Fair
                                                    Cost       Value
                                                  ---------- ----------
        Fixed maturity securities, excluding
          mortgage - backed securities:
           Due in one year or less                $  128,874 $  129,751
           Due after one year through five years 918,736 954,603 Due after five years through ten
             years                                 1,502,037  1,541,391
           Due after ten years                     3,145,926  3,357,686
        Mortgage-backed securities                 1,240,417  1,235,864
                                                  ---------- ----------
           Total fixed maturity securities        $6,935,990 $7,219,295
                                                  ========== ==========

   (e) Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities:
       Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                          2006       2005       2004
                                        --------  ---------  ---------
         Gross unrealized gains         $354,561  $ 491,267  $ 717,908
         Gross unrealized losses         (70,303)   (72,237)   (42,844)
         Other Invested Assets              (951)        --         --
         Deferred policy acquisition
           costs                          (4,168)   (25,633)   (72,675)
         Deferred income tax expense     (97,698)  (139,721)  (213,673)
                                        --------  ---------  ---------
         Net unrealized gains on
           securities                   $181,441  $ 253,676  $ 388,716
                                        ========  =========  =========

   (f) Fixed Maturities Below Investment Grade: At December 31, 2006 and 2005, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $547,145,000 and $642,779,000, respectively, and an aggregate market value of $589,938,000 and $669,847,000, respectively.

   (g) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

   (h) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2006.

   (i) Statutory Deposits: Securities with a carrying value of $3,347,000 and $3,390,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2006 and 2005, respectively.

                          AIG LIFE INSURANCE COMPANY

   (j) Mortgage Loans: At December 31, 2006, mortgage loans were collateralized by properties primarily located in nine geographic areas, with loans totaling approximately 35% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 23% in the Pacific region and 16% in the South Atlantic region, 7% in the E. South Central region, 6% in the W. North Central, E. North Central, and the New England region. No more than 3% of the portfolio was secured by properties in any other single geographic region.

       At December 31, 2006, the type of property collateralizing the mortgage loan portfolio was approximately 42% for office, 15% for retail and multi-family, 12% for industrial, 10% for hotel, and 3% for other and mobile homes.

4. Deferred Policy Acquisition Costs

       The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                             Years ended December 31,
                                           ----------------------------
                                             2006      2005      2004
                                           --------  --------  --------
       Balance at beginning of year        $244,233  $253,774  $307,178
       Acquisition costs deferred            10,935     8,961    10,254
       Amortization charged to income and
         interest                           (75,508)  (56,173)  (69,931)
       Effect of realized gains(losses)       4,555    (9,371)   (6,412)
       Effect of net unrealized
         gains(losses)                       21,465    47,042    10,726
                                           --------  --------  --------
       Balance at end of year              $205,679  $244,233  $253,774
                                           ========  ========  ========

       The Company revises future DAC assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. In 2006, DAC amortization was decreased by $10.7 million due to a DAC unlocking of deferred annuities products.

..

                          AIG LIFE INSURANCE COMPANY

5. Policyholder Contract Deposits and Future Policy Benefits

   (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2006 and 2005 follows (in thousands):

                                                       2006       2005
                                                    ---------- ----------
      Policyholder contract deposits:
         Annuities                                  $2,166,929 $3,406,323
         Universal life                                310,564    474,715
         Guaranteed investment contracts ("GICs")      513,851    628,065
         Corporate-owned life insurance              1,648,981  1,629,800
         Other contract deposits                        27,670     31,844
                                                    ---------- ----------
                                                    $4,667,995 $6,170,747
                                                    ========== ==========

                                                       2006       2005
                                                    ---------- ----------
      Future policy benefits:
      Ordinary life                                 $   53,588 $   49,917
      Group life                                        17,347     17,090
      Life contingent annuities                      1,279,703  1,184,716
      Terminal funding                                 944,282  1,021,846
      Accident and health                              132,926    119,694
                                                    ---------- ----------
                                                    $2,427,846 $2,393,263
                                                    ========== ==========

   (b) The liability for policyholder contract deposits has been established based on the following assumptions:

       (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.5 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from 6 percent grading to zero over a period of zero to 7 years.

       (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 2.8 percent to 6.5 percent and maturities range from 2 to 6 years. The average maturity of these GICs is 3 years.

       (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2006 was 5.2 percent.

       (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to 6.5 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

   (c) The liability for future policy benefits has been established based upon the following assumptions:

       (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 11.2 percent and grade to not less than 1.8 percent.

                          AIG LIFE INSURANCE COMPANY

       (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 4.1 percent.

6. Reserves For Guaranteed Benefits:

       Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2006 and 2005 were as follows:

                                                Return of Net Deposits Plus a
                                                       Minimum Return
                                                    (dollars in millions)
                                                -----------------------------
                                                    2006           2005
                                                ------------    ------------
       Account value                                  $1,754         $2,040
       Net amount at risk /(a)/                           62             88
       Average attained age of contract holders           69             65
       Range of GMDB increase rates /(b)/       0.00%-10.00%   0.00%-10.00%
--------
/(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
/(b)/ Reinsured with top rated companies

       The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the balance sheet:

                                                      Years ended December 31
                                                          (in thousands)
                                                      -----------------------
                                                        2006        2005
                                                       -------     -------
        Balance at January 1                          $   400     $   352
        Guaranteed benefits incurred                    4,425       5,427
        Guaranteed benefits paid                       (4,425)     (5,379)
                                                       -------     -------
        Balance at December 31                        $   400     $   400
                                                       -------     -------

       The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and 2005:

           . Data used was 1,000 stochastically generated investment performance scenarios.

           .  Mean investment performance assumption was 10%.

           .  Volatility assumption was 16%.

           .  Mortality was assumed to be 87.5% of the 1983a table.

           . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.

           .  The discount rate was 8%.

                          AIG LIFE INSURANCE COMPANY

7. Income Taxes

   (a) Income tax liabilities were as follows (in thousands):

                                                     Years ended December 31,
                                                     -----------------------
                                                        2006         2005
                                                      ---------   ---------
     Current tax receivables                         $  57,925    $   5,406
     Deferred tax liabilities                         (123,603)    (151,255)
                                                      ---------   ---------
            Income taxes payable                     $ (65,678)   $(145,849)
                                                      =========   =========

       The components of deferred tax assets and liabilities were as follows (in thousands):

                                                   Years ended December 31,
                                                   -----------------------
                                                      2006         2005
                                                    ---------   ---------
          Deferred tax assets applicable to:
          Policy reserves                          $  25,694    $  26,915
          Basis differential of investments           23,120       42,374
          Other                                        3,827        6,721
                                                    ---------   ---------
          Total deferred tax assets                   52,641       76,010
                                                    ---------   ---------
       Deferred tax liabilities applicable to:
          Deferred policy acquisition costs           73,447       85,482
          Net unrealized appreciation on debt and
            equity securities available for sale      97,698      139,779
          State deferred tax liabilities               1,649           --
          Other                                        3,450        2,004
                                                    ---------   ---------
          Total deferred tax liabilities             176,244      227,265
                                                    ---------   ---------
       Net deferred tax liabilities                $(123,603)   $(151,255)
                                                    =========   =========

   (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on these distributions. During 2005, the Company distributed cash dividends in excess of $61 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

                          AIG LIFE INSURANCE COMPANY

   (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences (in thousands):

                                               Years ended December 31,
                                              -------------------------
                                                2006     2005     2004
                                              -------  -------  -------
       Income tax expense at statutory
         percentage of GAAP pretax income
         (loss)                               $39,360  $70,110  $61,147
       State income tax                         1,905      385      315
       Dividends received deduction            (2,752)  (1,785)      --
       Prior year true-up                      (4,862)  (1,722)  (1,540)
       IRS audit settlements                   (4,994)      --       --
       Other                                       --      (31)     (11)
                                              -------  -------  -------
       Income tax expense                     $28,657  $67,019  $59,911
                                              =======  =======  =======

   (d) The Internal Revenue Service (IRS) is currently examining the Companys' tax return for the tax years 2000 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

       The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

       The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

       The Company had $75.6 million and $27.4 million of unfunded commitments for its investments in limited partnerships at December 31, 2006 and 2005, respectively.

       On February 9, 2006, American International Group, Inc. ("AIG") announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG

                          AIG LIFE INSURANCE COMPANY
       and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable products. It is expected that a permanent exemption order will be granted, although there is no assurance the SEC will issue the order. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

       All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's results of operations and financial position.

9. Derivative Financial Instruments

   (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

   (b) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

       Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases. Swap agreements generally have terms of two to ten years.

       The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to realized gains/losses over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

       The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

                          AIG LIFE INSURANCE COMPANY

       Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in thousands):

                                                        2006      2005
                                                      --------  --------
      Liability swaps

           Interest rate swap agreements to
             receive floating rate:
             Notional amount                          $256,949  $506,949
             Fair Value                                   (283)   (5,242)

         Currency swap agreements (receive
           Koruna dollars/pay U. S. dollars):
             Notional amount (in U.S. dollars)        $ 52,414  $ 52,414
             Fair Value                                 27,945    16,261

         Currency swap agreements (receive Euro
           dollars/pay U. S. dollars):
             Notional amount (in U.S. dollars)        $     --  $ 51,060
             Fair Value                                     --    19,802

      Asset Swaps:

         Currency swap agreements (receive U.S.
           dollars/pay Euro dollars):
             Notional amount (in U.S. dollars)        $ 15,810  $ 15,810
             Fair Value                                 (4,757)   (2,289)

         Currency swap agreements (receive U.S.
           dollars/pay British pounds):
             Notional amount (in U.S. dollars)        $ 40,000  $ 40,000
             Fair Value                                 (5,225)     (786)

         Currency swap agreements (receive U.S.
           dollars/pay Canadian dollars):
             Notional amount (in U.S. dollars)        $  7,273  $  7,273
             Fair Value                                 (1,922)   (1,944)

         Currency swap agreements (receive U.S.
           dollars/pay Australian dollars:
             Notional amount (in U.S. dollars)        $ 35,000  $ 35,000
             Fair Value                                 (3,904)     (168)

   (c) Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Company to prevent and detect such mismatches.

                          AIG LIFE INSURANCE COMPANY

10. Fair Value of Financial Instruments

   (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

       The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                               Carrying
       2006                                        Fair Value   Amount
       ----                                        ---------- ----------
       Assets
       Fixed maturities                             7,219,295  7,219,295
       Equity securities                                6,847      6,847
       Mortgage and policy loans                      713,877    711,520
       Investment real estate                          21,067     21,067
       Derivative assets                               27,945     27,945
       Other invested assets                           51,232     51,232
       Cash and short-term investments             $   54,492 $   54,492
       Variable Assets related to separate
         accounts                                   3,132,390  3,132,390
       Securities Lending collateral                1,763,624  1,763,624

       Liabilities
       Investment contracts                         2,431,806  2,505,162
       Derivative liabilities                          16,091     16,091
       Variable liabilities related to separate
         accounts                                   3,132,390  3,132,390
       Securities Lending Payable                   1,763,624  1,763,624

                          AIG LIFE INSURANCE COMPANY

                                                                Carrying
      2005                                          Fair Value   Amount
      ----                                          ---------- ----------
      Assets
      Fixed maturities                               8,826,072  8,826,072
      Equity securities                                 27,434     27,434
      Mortgage and policy loans                        728,502    715,911
      Derivative assets                                 35,561     35,561
      Investment real estate                            16,282     16,282
      Other invested assets                             20,702     20,702
      Cash and short-term investments               $   41,019 $   41,019
      Variable Assets related to separate accounts   3,123,472  3,123,472
      Securities Lending collateral                  1,666,201  1,666,201

      Liabilities
      Investment contracts                           3,889,916  4,065,953
      Derivative liabilities                            10,429     10,429
      Variable liabilities related to separate
        accounts                                     3,123,472  3,123,472
      Securities Lending Payable                     1,666,201  1,666,201

   (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

       Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

                          AIG LIFE INSURANCE COMPANY

       Derivatives: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

       Other invested assets: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

       Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

       Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

       Securities lending collateral/Securities lending payable: Carrying value is considered to be a reasonable estimate of fair value.

11. Shareholders' Equity:

   (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 1,000 Series A preferred shares with a par value of $100,000 issued and outstanding at December 31, 2005. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company. On September 26, 2006, the Company redeemed the remaining 1,000 shares of preferred stock. The redemption of $100,000,000 was paid to National Union Fire Insurance Company of Pittsburgh, an affiliate.

   (b) The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were dividends paid in the amount of $53,713,722 and $61,068,750, in 2006 and 2005, respectively.

12. Employee Benefits

       Currently all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                          AIG LIFE INSURANCE COMPANY

13.Reinsurance

   (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

       The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                          Premiums and Other Considerations
                                          ---------------------------------
                                 Life              Accident
                             Insurance in            and
   2006                         Force       Life    Health  Annuity  Total
   ----                      ------------ -------  -------- ------- -------
   Direct                     44,604,113  170,352  314,575  171,926 656,853

      Assumed - Affiliated       593,193     (227)      --       --    (227)
                              ----------  -------  -------  ------- -------
   Total Assumed                 593,193     (227)      --       --    (227)

      Ceded - Nonaffiliated    9,558,353   46,140    2,367    4,619  53,126
      Ceded - Affiliated       3,609,122       88  252,408       -- 252,496
                              ----------  -------  -------  ------- -------
   Total Ceded                13,167,475   46,228  254,775    4,619 305,622
                              ----------  -------  -------  ------- -------
   Net                        32,029,831  123,897   59,800  167,307 351,004
                              ==========  =======  =======  ======= =======

                                           Premiums and Other Considerations
                                           --------------------------------
                                  Life              Accident
                              Insurance in            and
    2005                         Force      Life     Health  Annuity  Total
    ----                      ------------ -------  -------- ------- -------
    Direct                     36,797,482  169,270  324,970  116,108 610,348

       Assumed - Affiliated         5,111       --       --       --      --
                               ----------  -------  -------  ------- -------
    Total Assumed                   5,111       --       --       --      --

       Ceded - Nonaffiliated   10,107,158   38,110    2,622    5,098  45,830
       Ceded - Affiliated       3,689,646       47  269,450       -- 269,497
                               ----------  -------  -------  ------- -------
    Total Ceded                13,796,804   38,157  272,072    5,098 315,327
                               ----------  -------  -------  ------- -------
    Net                        23,005,789  131,113   52,898  111,010 295,021
                               ==========  =======  =======  ======= =======

                          AIG LIFE INSURANCE COMPANY

                                           Premiums and Other Considerations
                                           ---------------------------------
                                  Life              Accident
                              Insurance in            and
  2004                           Force       Life    Health  Annuity  Total
  ----                        ------------ -------  -------- ------- -------
  Direct                       36,527,437  163,299  365,337  140,710 669,346

     Assumed - Nonaffiliated           --     (113)      --       --    (113)
     Assumed - Affiliated          10,949      (49)      --       --     (49)
                               ----------  -------  -------  ------- -------
  Total Assumed                    10,949     (162)      --       --    (162)

     Ceded - Nonaffiliated     10,581,608   31,117    8,899    5,705  45,721
     Ceded - Affiliated         3,828,489      764  316,288       -- 317,052
                               ----------  -------  -------  ------- -------
  Total Ceded                  14,410,097   31,881  325,187    5,705 362,773
                               ----------  -------  -------  ------- -------
  Net                          22,128,289  131,256   40,150  135,005 306,411
                               ==========  =======  =======  ======= =======

   (b) Reinsurance recoveries, which reduced death and other benefits, approximated $212,487,000 and $231,679,000, respectively, for each of the years ended December 31, 2006 and 2005.

       The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14. Transactions with Related Parties

   (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2006 was $252,496,000 and $19,935,000 respectively. Premium income and commission ceded for 2005 amounted to $269,497,000 and $18,815,000, respectively. Premium income and commission ceded to affiliates amounted to $317,052,000 and $20,133,000, respectively, for the year ended December 31, 2004.

   (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2006, 2005 and 2004, the Company was charged $39,569,000, $30,578,000 and $26,601,000, respectively, for expenses attributed to the Company but incurred by affiliates.

   (c) National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an indirect wholly owned subsidiary of AIG, has provided notice of termination of the General Guarantee Agreement dated July 13, 1998 (the "Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any policy, contract or certificate issued

                          AIG LIFE INSURANCE COMPANY
       prior to the Point of Termination until all insurance obligations under such contracts are satisfied in full. National Union's audited statutory financial statements are filed with the SEC as part of the Company's registration statements for its variable products.

   (d) In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

   (e) AIG has provided a Support Agreement to the Company to maintain a certain financial condition in order to enable the Company to issue its policies. The Support Agreement is for the benefit of the Company rather than its policyholders.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial statements.

    (1) Audited Financial Statements of Variable Account I of AIG Life Insurance Company for the year ended December 31, 2006 are included in Part B of the registration statement.

    (2) Audited Financial Statements of AIG Life Insurance Company for the years ended December 31, 2006, 2005 and 2004 are included in Part B of the registration statement.

(b) Exhibits.

    (1)(a) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

    (1)(b) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (3)

    (2)       N/A

    (3)(a) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (3)

    (3)(b)    Form of Selling Group Agreement. (5)

    (4)(a)    Form of Single Premium Immediate Variable Annuity
              Non-Participating Contract, Form No. 16EIAN0403WA. (6)

    (4)(b) Form of Immediate Annuity Non-Participating Contract, Form No. 16EIAN0403. (10)

          (4)(c) Form of Endorsement Cancellation Option, Form No. 16IVCO0403-Rev(11/05). (10)

          (5)(a) Form of Variable Immediate Annuity Application, Form No. 14GVIA0403 rev041906. (9)

          (6)(a) By-Laws of AIG Life Insurance Company, restated as of April 27, 2005. (8)

          (6)(b) Certificate of Incorporation of AIG Life Insurance Company dated December 6, 1991. (1)

          (6)(c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 6, 1991. (1)

          (6)(d)      Certificate of Amendment of Certificate of
                      Incorporation of AIG Life Insurance Company, dated December 3, 2001. (3)

          (6)(e) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (5)

          (7) Reinsurance Agreement between AIG Life Insurance Company & AXA Corporate Solutions Life Reinsurance Company. (11)

          (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (3)

          (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (3)

          (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement
                      dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (3)

          (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (3)

          (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (3)

          (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (5)

          (8)(a)(vii) Form of Addendum No. 32 to Service and Expense
                      Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (7)

          (8)(b)(i) Form of Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. dated December 27, 2001. (2)

          (8)(b)(ii) Form of Addendum to Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. (4)

          (8)(c) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company.
                      (4)

          (8)(d) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and AIG Life Insurance Company. (11)

          (8)(e) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (8)

          (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (8)

          (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

          (11)        N/A

          (12)        N/A

--------
(1) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 17, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 25, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 28, 2004.

(6) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on July 15, 2004.

(7) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

(8) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(9) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on May 1, 2006.

(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on July 13, 2006.

(11) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2007.

Item 25. Directors and Officers of the Depositor

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       -----------------------------------------------------

Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff      Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz           Director
830 Third Avenue
New York, NY 10022

Mary Jane B. Fortin      Director, Executive Vice President and Chief
2929 Allen Parkway       Financial Officer
Houston, TX 77019

David L. Herzog          Director
70 Pine Street
New York, NY 10270

Richard A. Hollar        Director, Chairman-Life Profit Center & Independent
750 West Virginia Street Distribution and Chief Executive Officer-Life Profit
Milwaukee, WI 53204      Center & Independent Distribution

Royce G. Imhoff, II      Director, President-Independent Distribution
2929 Allen Parkway
Houston, TX 77019

David W. O'Leary         Director, President-Specialty Markets Group and Chief
2929 Allen Parkway       Executive Officer-Specialty Markets Group
Houston, TX 77019

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift     Director
2929 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       ------------------------------------------------------

James W. Weakley         Director, President-AIG Benefit Solutions Profit
2929 Allen Parkway       Center and Chief Executive Officer-AIG Benefit
Houston, TX 77019        Solutions Profit Center

Matthew Winter           Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker         President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner    President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

James P. Steele          President-Structured Settlements
205 E. 10th Street
Amarillo, TX 79101

Don M. Ward              President - Financial Institution Marketing Group
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong       Executive Vice President-AIG Benefit Solutions & AIG
3600 Route 66            Financial Institution Solutions Profit Center
Neptune, NJ 07754

Rebecca G. Campbell      Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Rodney N. Hook           Executive Vice President-AIG Benefit Solutions Profit
3600 Route 66            Center and Chief Risk Officer-AIG Benefit Solutions
Neptune, NJ 07754        Profit Center

Gary Parker              Executive Vice President and Chief Product Officer
2929 Allen Parkway
Houston, TX 77019

Dan E. Trudan            Executive Vice President-Individual Product Operations
750 West Virginia St.
Milwaukee, WI 53204

Name and Principal     Positions and Offices with Depositor
Business Address       AIG Life Insurance Company
------------------     -------------------------------------------------------

Steven D. Anderson     Senior Vice President-Life Profit Center & Independent
2727 Allen Parkway     Distribution and Chief Financial Officer-Life Profit
Houston, TX 77019      Center & Independent Distribution

Erik A. Baden          Senior Vice President-Strategic Marketing & Business
2727 Allen Parkway     Development
Houston, TX 77019

Wayne A. Barnard       Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein    Senior Vice President and Chief and Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi       Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson     Senior Vice President and Chief Information Officer
2727 Allen Parkway
Houston, TX 77019

James A. Galli         Senior Vice President and Chief Business Development
830 Third Avenue       Officer
New York, NY 10022

Robert M. Goldbloom    Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding   Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr. Senior Vice President, Treasurer and Controller 2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal   Positions and Offices with Depositor
Business Address     AIG Life Insurance Company
------------------   ---------------------------------------------------------

Kyle L. Jennings     Senior Vice President, General Counsel and Chief
2929 Allen Parkway   Compliance Officer
Houston, TX 77019

Althea R. Johnson    Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller       Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech       Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire      Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo     Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien  Senior Vice President, Chief Marketing
2727 Allen Parkway   Officer-Independent Agency Group
Houston, TX 77019

William J. Packer    Senior Vice President
3600 Route 66
Neptune, NJ 07754

Barry Pelleterri     Senior Vice President
3600 Route 66
Neptune, NJ 07754

John Penko           Senior Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal     Positions and Offices with Depositor
Business Address       AIG Life Insurance Company
------------------     -------------------------------------------------------

Dennis H. Roberts      Senior Vice President, Chief Distribution
2727 Allen Parkway     Officer-Independent Agency Group
Houston, TX 77019

Robert E. Steele       Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Michael W. Witwer      Senior Vice President
3600 Route 66
Neptune, NJ 07754

Frederic R. Yopps      Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Chris Ayers            Vice President
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon        Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel         Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski    Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen      Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady         Vice President
70 Pine Street
New York, NY 10270

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       -----------------------------------------------------

Stephen J. Brenneman     Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

James B. Brown           Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield     Vice President
3600 Route 66
Neptune, NJ 07754

Valerie A. Childrey      Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs           Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi         Vice President
2727 Allen Parkway
Houston, TX 77019

James Cortiglia          Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack       Vice President
2929 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield   Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan       Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal        Positions and Offices with Depositor
Business Address          AIG Life Insurance Company
------------------        ----------------------------------------------------

Donna F. Fahey            Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi       Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

John T. Fieler            Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr. Vice President
2727 Allen Parkway
Houston, TX 77019

Liza Glass                Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette       Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer      Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger     Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer            Vice President
70 Pine Street
New York, NY 10270

D. Leigh Harrington       Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       -----------------------------------------------------

Keith C. Honig           Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby           Vice President
2727 Allen Parkway
Houston, TX 77019

Karen M. Isaacs          Vice President
3600 Route 66
Neptune, NJ 07754

Stephen C. Kennedy       Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman         Vice President and Real Estate Investment Officer
70 Pine Street
New York, NY 10270

Frank A. Kophamel        Vice President
3600 Route 66
Neptune, NJ 07754

Charles L. Levy          Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Robert J. Ley            Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers          Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett     Vice President
2727 Allen Parkway
Houston, TX 77019

Randy J. Marash          Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       -----------------------------------------------------

David S. Martin          Vice President
2929 Allen Parkway
Houston, TX 77019

W. Larry Mask            Vice President, Real Estate Investment Officer and
2727 Allen Parkway       Assistant Secretary
Houston, TX 77019

Melvin C. McFall         Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland     Vice President
2727 Allen Parkway
Houston, TX 77019

Richard A. Mercante      Vice President
175 Water Street
New York, NY 10038

Beverly A. Meyer         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael       Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio            Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller         Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols          Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

 Name and Principal        Positions and Offices with Depositor
 Business Address          AIG Life Insurance Company
 ------------------        ---------------------------------------------------

 Rick Niu                  Vice President
 American General Center
 2000 American General Way
 Brentwood, TN 37027

 Deanna D. Osmonson        Vice President and Chief Privacy Officer
 2727 Allen Parkway
 Houston, TX 77019

 Rembert R. Owen, Jr.      Vice President, Real Estate Investment Officer and
 2929 Allen Parkway        Assistant Secretary
 Houston, TX 77019

 Lori J. Payne             Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Cathy A. Percival         Vice President and Medical Director
 2727 Allen Parkway
 Houston, TX 77019

 Rodney E. Rishel          Vice President
 American General Center
 2000 American General Way
 Brentwood, TN 37027

 Terri Robbins             Vice President
 175 Water Street
 New York, NY 10038

 Walter J. Rudecki, Jr.    Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Dale W. Sachtleben        Vice President
 #1 Franklin Square
 Springfield, IL 62713

Name and Principal     Positions and Offices with Depositor
Business Address       AIG Life Insurance Company
------------------     -------------------------------------------------------

Richard W. Scott       Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Michael Sibley         Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires         Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Dale Stewart           Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton    Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba      Vice President
2929 Allen Parkway
Houston, TX 77019

Paul Turner            Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh        Vice President
3600 Route 66
Neptune, NJ 07754

Curt Vondrasek         Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Christian D. Weiss     Vice President
#1 Franklin Square
Springfield, IL 62713

Name and Principal   Positions and Offices with Depositor
Business Address     AIG Life Insurance Company
------------------   ---------------------------------------------------------

Ronald J. Williams   Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck    Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones      Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-07-003026, filed March 1, 2007.

                              Subsidiaries of AIG

                                                                  Percentage
                                                                   of Voting
                                                                  Securities
                                                  Jurisdiction of   held by
                                                   Incorporation   Immediate
                                                  or Organization Parent/(1)/
                                                  --------------- -----------
 American International Group, Inc./(2)/              Delaware         /(3)/
   AIG Capital Corporation                            Delaware         100
    AIG Capital India Private Limited                    India          99/(4)/
      AIG Global Asset Management Company
        (India) Private Limited                          India          99/(5)/
    AIG Consumer Finance Group, Inc.                  Delaware         100
      AIG Bank Polska S.A.                              Poland       99.92
      AIG Credit S.A.                                   Poland         100
      Compania Financiera Argentina S.A.             Argentina         100
    AIG Equipment Finance Holdings, Inc.              Delaware         100
      AIG Commercial Equipment Finance, Inc.          Delaware         100
        AIG Commercial Equipment Finance
          Company Canada                                Canada         100
      AIG Rail Services, Inc.                         Delaware         100
    AIG Finance Holdings, Inc.                        New York         100
        AIG Finance (Hong Kong) Limited              Hong Kong         100
    AIG Global Asset Management Holdings
      Corp.                                           Delaware         100
      AIG Asset Management Services, Inc.             Delaware         100

                              Subsidiaries of AIG

                                                                                                 Percentage
                                                                                                  of Voting
                                                                                                 Securities
                                                                                 Jurisdiction of   held by
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(1)/
                                                                                 --------------- -----------
              Brazos Capital Management, L.P.                                         Delaware        100
          AIG Capital Partners, Inc.                                                  Delaware        100
          AIG Equity Sales Corp.                                                      New York        100
          AIG Global Investment Corp.                                               New Jersey        100
          AIG Securities Lending Corp.                                                Delaware        100
       AIG Global Real Estate Investment Corp.                                        Delaware        100
       International Lease Finance Corporation                                      California      67.23/(6)/
     AIG Credit Corp.                                                                 Delaware        100
       A.I. Credit Consumer Discount Corp.                                        Pennsylvania        100
       A.I. Credit Corp.                                                                   New
                                                                                     Hampshire        100
       AICCO, Inc.                                                                    Delaware        100
       AICCO, Inc.                                                                  California        100
       AIG Credit Corp. of Canada                                                       Canada        100
       Imperial Premium Funding, Inc.                                                 Delaware        100
     AIG Egypt Insurance Company, S.A.E.                                                 Egypt      89.98
     AIG Federal Savings Bank                                                              USA        100
     AIG Financial Advisor Services, Inc.                                             Delaware        100
       AIG Financial Advisor Services (Europe), S.A.                                Luxembourg        100
     AIG Financial Products Corp.                                                     Delaware        100
       AIG Matched Funding Corp.                                                      Delaware        100
       Banque AIG                                                                       France         90/(7)/
     AIG Funding, Inc.                                                                Delaware        100
     AIG Global Trade & Political Risk Insurance Company                            New Jersey        100
     AIG Israel Insurance Company Ltd.                                                  Israel        100
     AIG Life Holdings (International) LLC                                            Delaware        100
       AIG Star Life Insurance Co., Ltd.                                                 Japan        100
       American International Reinsurance Company, Ltd.                                Bermuda        100
          AIG Life Edison Insurance Company                                              Japan         90/(8)/
          American International Assurance Company, Limited                          Hong Kong        100
          American International Assurance Company (Australia) Limited               Australia        100
          American International Assurance Company (Bermuda) Limited                   Bermuda        100
              American International Assurance Co. (Vietnam) Limited                   Vietnam        100
              Tata AIG Life Insurance Company Limited                                    India         26
          Nan Shan Life Insurance Company, Ltd.                                         Taiwan         95
     AIG Life Insurance Company                                                       Delaware         79/(9)/
     AIG Life Insurance Company of Puerto Rico                                     Puerto Rico        100
     AIG Life Insurance Company (Switzerland) Ltd.                                 Switzerland        100
     AIG Liquidity Corp.                                                              Delaware        100
     AIG Private Bank Ltd.                                                         Switzerland        100
     AIG Property Casualty Insurance Group, Inc.                                      Delaware        100
       AIG Commercial Insurance Group, Inc.                                           Delaware        100
          AIG Aviation, Inc.                                                           Georgia        100
          AIG Casualty Company                                                    Pennsylvania        100

                              Subsidiaries of AIG

                                                                                         Percentage
                                                                                          of Voting
                                                                                         Securities
                                                                         Jurisdiction of   held by
                                                                          Incorporation   Immediate
                                                                         or Organization Parent/(1)/
                                                                         --------------- -----------
   AIG Risk Management, Inc.                                                   New York       100
     AIU Insurance Company                                                     New York        52/(10)/
     American Home Assurance Company                                           New York       100
       AIG Domestic Claims, Inc.                                               Delaware        50/(11)/
       AIG Hawaii Insurance Company                                              Hawaii       100
          American Pacific Insurance Company                                     Hawaii       100
       American International Insurance Company                                New York        50/(12)/
          AIG Advantage Insurance Company                                     Minnesota       100
          American International Insurance Company of California             California       100
          American International Insurance Company of New Jersey             New Jersey       100
       American International Realty Corp.                                     Delaware      31.5/(13)/
       Pine Street Real Estate Holdings Corp.                             New Hampshire     31.47/(14)/
       Transatlantic Holdings, Inc.                                            Delaware     33.34/(15)/
          Transatlantic Reinsurance Company                                    New York       100
              Putnam Reinsurance Company                                       New York       100
              Trans Re Zurich                                               Switzerland       100
     American International Surplus Lines Agency, Inc.                       New Jersey       100
     Audubon Insurance Company                                                Louisiana       100
       Agency Management Corporation                                          Louisiana       100
          The Gulf Agency, Inc.                                                 Alabama       100
       Audubon Indemnity Company                                            Mississippi       100
     Commerce and Industry Insurance Company                                   New York       100
     Commerce and Industry Insurance Company of Canada                           Canada       100
     The Insurance Company of the State of Pennsylvania                    Pennsylvania       100
     Landmark Insurance Company                                              California       100
     National Union Fire Insurance Company of Pittsburgh, Pa               Pennsylvania       100
       American International Specialty Lines Insurance Company                  Alaska        70/(16)/
       Lexington Insurance Company                                             Delaware        70/(17)/
          AIG Centennial Insurance Company                                 Pennsylvania       100
              AIG Auto Insurance Company of New Jersey                       New Jersey       100
              AIG Preferred Insurance Company                              Pennsylvania       100
              AIG Premier Insurance Company                                Pennsylvania       100
               AIG Indemnity Insurance Company                             Pennsylvania       100
          JI Accident & Fire Insurance Co. Ltd.                                   Japan        50
       National Union Fire Insurance Company of Louisiana                     Louisiana       100
       National Union Fire Insurance Company of Vermont                         Vermont       100
       21st Century Insurance Group                                          California     33.03/(18)/
          21st Century Casualty Company                                      California       100
          21st Century Insurance Company                                     California       100
          21st Century Insurance Company of the Southwest                         Texas       100
       Starr Excess Liability Insurance Company, Ltd.                          Delaware       100
          Starr Liability Insurance International Ltd.                          Ireland       100
     New Hampshire Insurance Company                                       Pennsylvania       100

                              Subsidiaries of AIG

                                                                             Percentage
                                                                              of Voting
                                                                             Securities
                                                             Jurisdiction of   held by
                                                              Incorporation   Immediate
                                                             or Organization Parent/(1)/
                            \                                --------------- -----------
       AI Network Corporation                                      Delaware       100
       AIG Europe, S.A.                                              France     70.48/(19)/
       American International Pacific Insurance Company            Colorado       100
       American International South Insurance Company          Pennsylvania       100
       Granite State Insurance Company                         Pennsylvania       100
       Illinois National Insurance Co.                             Illinois       100
       New Hampshire Indemnity Company, Inc.                   Pennsylvania       100
          AIG National Insurance Company, Inc.                     New York       100
       New Hampshire Insurance Services, Inc.                 New Hampshire       100
     Risk Specialists Companies, Inc.                              Delaware       100
   AIG Marketing, Inc.                                             Delaware       100
   American International Insurance Company of Delaware            Delaware       100
   Hawaii Insurance Consultants, Inc.                                Hawaii       100
 AIG Retirement Services, Inc.                                     Delaware       100
   SunAmerica Life Insurance Company                                Arizona       100
     SunAmerica Investments, Inc.                                   Georgia        70/(20)/
       AIG Advisor Group, Inc.                                     Maryland       100
          Advantage Capital Corporation                            New York       100
          American General Securities Incorporated                    Texas       100
          FSC Securities Corporation                               Delaware       100
          Royal Alliance Associates, Inc.                          Delaware       100
          SunAmerica Securities, Inc.                              Delaware       100
       AIG SunAmerica Life Assurance Company                        Arizona       100
          AIG SunAmerica Asset Management Corp.                    Delaware       100
       AIG SunAmerica Capital Services, Inc.                       Delaware       100
   First SunAmerica Life Insurance Company                         New York       100
 AIG Technologies, Inc.                                       New Hampshire       100
 AIG Trading Group, Inc.                                           Delaware       100
   AIG International, Inc.                                         Delaware       100
 AIGTI, Inc.                                                       Delaware       100
 AIU Holdings, LLC                                                 Delaware       100
   AIG Central Europe & CIS Insurance Holdings Corporation         Delaware       100
     AIG Bulgaria Insurance and Reinsurance Company EAD            Bulgaria       100
     AIG Czech Republic pojistovna, as                       Czech Republic       100
     AIG Kazakhstan Insurance Company, S.A.                      Kazakhstan     88.87
   AIG Memsa, Inc.                                                 Delaware       100
     AIG Hayleys Investment Holdings (Private) Ltd.               Sri Lanka        80
       Hayleys AIG Insurance Company, Ltd.                        Sri Lanka       100
     AIG Iraq                                                      Delaware       100
     AIG Lebanon, S.A.L                                             Lebanon       100
     AIG Libya, Inc.                                                  Libya       100
     AIG Sigora A.S                                                  Turkey       100
     Tata AIG General Insurance Company Limited                       India        26

                              Subsidiaries of AIG

                                                                                                  Percentage
                                                                                                   of Voting
                                                                                                  Securities
                                                                                  Jurisdiction of   held by
                                                                                   Incorporation   Immediate
                                                                                  or Organization Parent/(1)/
                                                                                  --------------- -----------
     AIU Africa Holdings, Inc.                                                         Delaware        100
       AIG Kenya Insurance Company, Limited                                               Kenya        100
   AIU North America, Inc.                                                             New York        100
   American General Corporation                                                           Texas        100
     AGC Life Insurance Company                                                        Missouri        100
       AIG Life Holdings (Canada), ULC                                                   Canada        100
          AIG Assurance Canada                                                           Canada        100
          AIG Life Insurance Company of Canada                                           Canada        100
       AIG Life of Bermuda, Ltd.                                                        Bermuda        100
       American General Life and Accident Insurance Company                           Tennessee        100
       American General Life Insurance Company                                            Texas        100
          AIG Annuity Insurance Company                                                   Texas        100
          AIG Enterprise Services, LLC                                                 Delaware        100
          American General Annuity Service Corporation                                    Texas        100
          American General Life Companies, LLC                                         Delaware        100
          American General Property Insurance Company                                 Tennessee      51.85/(21)/
              American General Property Insurance Company of Florida                    Florida        100
          The United State Life Insurance Company in the City of New York              New York        100
          The Variable Annuity Life Insurance Company                                     Texas        100
              VALIC Retirement Services Company                                           Texas        100
     American General Assurance Company                                                Illinois        100
       American General Indemnity Company                                              Illinois        100
     American General Bancassurance Services, Inc.                                     Illinois        100
     American General Finance, Inc.                                                     Indiana        100
       American General Auto Finance, Inc.                                             Delaware        100
       American General Finance Corporation                                             Indiana        100
          Merit Life Insurance Co.                                                      Indiana        100
          MorEquity, Inc.                                                                Nevada        100
              Wilmington Finance, Inc.                                                 Delaware        100
          Yosemite Insurance Company                                                    Indiana        100
          CommoLoCo, Inc.                                                           Puerto Rico        100
       American General Financial Services of Alabama, Inc.                            Delaware        100
     American General Investment Management Corporation                                Delaware        100
     American General Realty Investment Corporation                                       Texas        100
     Knickerbocker Corporation                                                            Texas        100
   American International Life Assurance Company of New York                           New York      77.52/(22)/
   American International Underwriters Corporation                                     New York        100
   American International Underwriters Overseas, Ltd.                                   Bermuda        100
     A.I.G. Colombia Seguros Generales S.A.                                            Colombia        100
     AIG Brasil Companhia de Seguros                                                     Brazil         50
     AIG Direct Marketing Company Ltd.                                                   Taiwan        100
       Central Insurance Company Limited                                                 Taiwan        100
     AIG Europe (Ireland) Limited                                                       Ireland        100

                              Subsidiaries of AIG

                                                                                                           Percentage
                                                                                                            of Voting
                                                                                                           Securities
                                                                                        Jurisdiction of      held by
                                                                                         Incorporation      Immediate
                                                                                        or Organization    Parent/(1)/
                                                                                      -------------------- -----------
     AIG Europe (UK) Limited                                                                       England      100
     AIG General Insurance (Thailand) Company Limited                                             Thailand      100
     AIG General Insurance (Vietnam) Company Limited                                               Vietnam      100
     AIG MEMSA Insurance Company Ltd.                                                 United Arab Emirates      100
     AIG Takaful B.S.C.                                                                            Bahrain      100
     American International Insurance Company of Puerto Rico                                   Puerto Rico      100
     American International Underwriters GmBH                                                      Germany      100
     La Meridional Compania Argentina de Seguros                                                 Argentina      100
     La Seguridad de Centroamerica Compania de Seguros S.A.                                      Guatemala      100
     Richmond Insurance Company Limited                                                            Bermuda      100
     Underwriters Adjustment Company                                                                Panama      100
   American Life Insurance Company                                                                Delaware      100
     AIG Life (Bulgaria) Z.D.A.D.                                                                 Bulgaria      100
     ALICO, S.A.                                                                                    France      100
     First American Polish Life Insurance and Reinsurance Company, S.A.                             Poland      100
     Inversiones Interamericana S.A. (Chile)                                                         Chile      100
     Pharaonic American Life Insurance Company                                                       Egypt    71.63
     Unibanco AIG Seguros S.A.                                                                      Brazil    47.80/(23)/
   American Security Life Insurance Company, Ltd.                                             Lichtenstein      100
   Delaware American Life Insurance Company                                                       Delaware      100
   HSB Group, Inc.                                                                                Delaware      100
     The Hartford Steam Boiler Inspection and Insurance Company                                Connecticut      100
       The Hartford Steam Boiler Inspection and Insurance Company of Connecticut               Connecticut      100
       HSB Engineering Insurance Limited                                                           England      100
          The Boiler Inspection and Insurance Company of Canada                                     Canada      100
   Mt. Mansfield Company, Inc.                                                                     Vermont      100
   The Philippine American Life and General Insurance Company                                  Philippines    99.78
     Pacific Union Assurance Company                                                            California      100
     Philam Equitable Life Assurance Company, Inc.                                             Philippines    95.31
     Philam Insurance Company, Inc.                                                            Philippines      100
   United Guaranty Corporation                                                              North Carolina    36.31/(24)/
     A.I.G. Mortgage Holdings Israel, Ltd.                                                          Israel    82.12
       E.M.I.-Ezer Mortgage Insurance Company, Limited                                              Israel      100
     AIG United Guaranty Agenzia DI Assicurazione S.R.L                                              Italy      100
     AIG United Guaranty Insurance (Asia) Limited                                                Hong Kong      100
     AIG United Guaranty Re, Ltd.                                                                  Ireland      100
     United Guaranty Insurance Company                                                      North Carolina      100
     United Guaranty Mortgage Insurance Company                                             North Carolina      100
     United Guaranty Mortgage Insurance Company Canada                                              Canada      100
     United Guaranty Mortgage Insurance Company of North Carolina                           North Carolina      100
     United Guaranty Partners Insurance Company                                                    Vermont       80
     United Guaranty Residential Insurance Company                                          North Carolina    75.03/(25)/
       United Guaranty Credit Insurance Company                                             North Carolina      100

                              Subsidiaries of AIG

                                                                                     Percentage
                                                                                      of Voting
                                                                                     Securities
                                                                    Jurisdiction of    held by
                                                                    Incorporation or  Immediate
                                                                      Organization   Parent/(1)/
                                                                    ---------------- -----------
     United Guaranty Insurance Company of North Carolina             North Carolina      100
     United Guaranty Mortgage Indemnity Company                      North Carolina      100
   United Guaranty Residential Insurance Company of North Carolina   North Carolina      100
   United Guaranty Services, Inc.                                    North Carolina      100

--------
(1)  Percentages include directors' qualifying shares.
(2) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(3) The common stock is owned approximately 14.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. Greenberg and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.
(4)  Also owned 1 percent by AIG Global Investment Corp.
(5)  Also owned 1 percent by AIG Capital Corporation.
(6) Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(7)  Also owned 10 percent by AIG Matched Funding Corp.
(8)  Also owned 10 percent by a subsidiary of American Life Insurance Company.
(9)  Also owned 21 percent by Commerce and Industry Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of the Pittsburgh, Pa., and 8 percent by AIG Casualty Company.
(11) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(12) Also owned 25 percent by Commerce and Industry Insurance Company and
     25 percent by AIU Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned by 11 other AIG Subsidiaries.
(15) Also owned 25.85 percent by AIG.
(16) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(17) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent held together with AIG companies.
(20) Also owned 30 percent by AIG Retirement Services, Inc.
(21) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(22) Also owned 22.48 percent by American Home Assurance Company.
(23) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and 0.48 percent by American Home Assurance Company.
(24) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95% by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(25) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

       The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

       As of March 30, 2007, there were zero (0) owners of contracts of the class covered by this registration statement, zero (0) qualified contracts and zero (0) non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account II of AIG Life Insurance Company, which offers interests in flexible premium variable universal life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

 Name and Principal     Positions and Offices with Underwriter
 Business Address       American General Equity Services Corporation
 ---------------------- ------------------------------------------------------

 Matthew E. Winter      Director and Chairman of the Board of Directors
 2929 Allen Parkway
 Houston, TX 77019

 Mark R. McGuire        Director and Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 David W. O'Leary       Director, President and Chief Executive Officer
 2929 Allen Parkway
 Houston, TX 77019

 Larry E. Blews         Vice President and Chief Compliance Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Robert F. Herbert, Jr. Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Deanna D. Osmonson     Vice President and Anti-Money Laundering Compliance
 2727 Allen Parkway     Officer
 Houston, TX 77019

 T. Clay Spires         Vice President and Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

Name and Principal Positions and Offices with Underwriter American
Business Address   General Equity Services Corporation
------------------ -------------------------------------------------

Rhonda Washington  Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck  Secretary
70 Pine Street
New York, NY 10270

Sarah L. Hosker    Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones    Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming    Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore   Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                                             Net Underwriting
                                              Discounts and   Compensation   Brokerage
Name of Principal Underwriter                  Commissions    on Redemption Commissions Compensation
-----------------------------                ---------------- ------------- ----------- ------------
American General Equity Services Corporation        0               0            0           0

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

AIG Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AIG Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on this 30th day of April, 2007.

                                              VARIABLE ACCOUNT I OF AIG LIFE
                                              INSURANCE COMPANY
                                              (Registrant)

                                              BY: AIG LIFE INSURANCE COMPANY
                                                  (On behalf of the Registrant
                                                  and itself)

                                              BY: ROBERT F. HERBERT, JR.
                                                  -----------------------------
                                                  ROBERT F. HERBERT, JR.
                                                  SENIOR VICE PRESIDENT,
                                                  TREASURER AND CONTROLLER

                                    AIGL-1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

       Signature                        Title                       Date
------------------------  ----------------------------------  ----------------

RODNEY O. MARTIN, JR.     Director and Chairman of the Board  April 30, 2007
------------------------  of Directors
RODNEY O. MARTIN, JR.

MATTHEW E. WINTER         Director, President and Chief       April 30, 2007
------------------------  Executive Officer
MATTHEW E. WINTER

MARY JANE B. FORTIN       Director, Executive Vice President  April 30, 2007
------------------------  and Chief Financial Officer
MARY JANE B. FORTIN

M. BERNARD AIDINOFF       Director                            April 30, 2007
------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ            Director                            April 30, 2007
------------------------
DAVID J. DIETZ

DAVID L. HERZOG           Director                            April 30, 2007
------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR         Director                            April 30, 2007
------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II        Director                            April 30, 2007
------------------------
ROYCE G. IMHOFF II

                                    AIGL-2

       Signature                        Title                       Date
------------------------  ----------------------------------  ----------------

DAVID W. O'LEARY          Director                            April 30, 2007
------------------------
DAVID W. O'LEARY

GARY D. REDDICK           Director                            April 30, 2007
------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT      Director                            April 30, 2007
------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY          Director                            April 30, 2007
------------------------
JAMES W. WEAKLEY

                                    AIGL-3

                                 EXHIBIT INDEX

Item 24. Exhibits

(10) Consent of Independent Registered Public Accounting Firm,
     PricewaterhouseCoopers LLP.

                                      E-1